THE DIRECTOR M OUTLOOK

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

--                   AllianceBernstein Variable Products Series Fund, Inc.
--                   Fidelity Variable Insurance Funds
--                   Hartford HLS Series Fund II, Inc.
--                   Hartford Series Fund, Inc.
--                   Lord Abbett Series Fund, Inc.
--                   Oppenheimer Variable Accounts Funds
--                   Putnam Variable Trust
--                   The Universal Institutional Funds, Inc.
--                   Van Kampen Life Investment Trust

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon or intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

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PROSPECTUS DATED: MAY 1, 2007

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

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2

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TABLE OF CONTENTS

                                                                         PAGE
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1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              19
  d.  Annuity Payouts                                                         21
  e.  Standard Death Benefits                                                 24
6. OPTIONAL DEATH BENEFITS                                                    27
  a.  MAV Plus                                                                27
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               40
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              52
  a.  Definitions                                                             52
  b.  State Variations                                                        55
  c.  Financial Statements                                                    57
  d.  More Information                                                        57
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 60
10. INFORMATION REGARDING TAX QUALIFIED RETIREMENT PLANS                      66
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      73
APPENDIX I -- EXAMPLES                                                   APP I-1
APPENDIX II -- ACCUMULATION UNIT VALUES                                 APP II-1
APPENDIX A -- PRODUCT COMPARISON INFORMATION                             APP A-1
APPENDIX B -- OPTIONAL BENEFITS COMPARISONS                              APP B-1
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                     APP C-1

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                                                                           3

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money. (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2, 7 & Appendix B)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b), 7(c) & Appendices I & B)

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

To purchase this variable annuity, you must:

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

Not every variation of this variable annuity may be available from your Financial Intermediary.

C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a fixed interest account.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II, A & B)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

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4

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E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value may decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix B provides a summary of these features in an easy to read table. Likewise, Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity to you. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               6%
  Third Year                                                                                                5%
  Fourth Year                                                                                               4%
  Fifth Year                                                                                                0%
  Sixth Year                                                                                                0%
  Seventh Year                                                                                              0%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      1.40%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.60%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge                                                        0.20%
  The Hartford's Principal First Charge (2)                                                              0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.65%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation                                                              0.30%
  The Hartford's Lifetime Income Builder II Charge (2)                                                   0.75%
  The Hartford's Lifetime Income Builder Charge (2)                                                      0.75%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2) The current charges for new purchases are The Hartford's Lifetime Income Builder (0.40%), The Hartford's Lifetime Income Builder II (0.40%) and The Hartford's Principal First (0.50%).

(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4) See Section 6 for a description of the terms "Benefit Amount" and "Payment Base."

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THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES
CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                     MINIMUM            MAXIMUM
--------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING            0.34%              4.78%
EXPENSES
(these are expenses that are
deducted from Fund assets,
including management fees,
Rule 12b-1 distribution
and/or service fees, and other
expenses)


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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1) If you Surrender your variable annuity at the end of the applicable time period:

1 year                                                                                  $1,453
3 years                                                                                 $2,753
5 years                                                                                 $3,754
10 years                                                                                $7,047

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $685
3 years                                                                   $2,205
5 years                                                                   $3,649
10 years                                                                  $6,942

(3)  If you do not Surrender your variable annuity:

1 year                                                                      $790
3 years                                                                   $2,310
5 years                                                                   $3,754
10 years                                                                  $7,047

CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Funds, they are converted into
Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. All guarantees under the Contract are our general corporate obligations.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

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                                                                           9

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-   Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC, Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

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FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the later of the date of the Separate Account's inception or the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

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We may provide information on various topics to Contract Owners and prospective
Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

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12

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You and your Annuitant must not be older than age 85 on the date that your
Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received by us and discussed above, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

We will generally not receive your application/order request and Premium Payment until a suitability review has been completed by your Financial Intermediary. We are not responsible for lost investment opportunities incurred during this review period, or for any financial consequences associated with a later determination by your Financial Intermediary regarding the suitability of your Registered Representative's recommendations.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

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WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

ASSET ALLOCATION MODELS

This feature allows you to customize your portfolio of Funds based on your risk tolerance and investment objectives. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). Your Account will be rebalanced at the specified frequency to reflect the model's original percentages. These model portfolios are based on then available Funds and do not include the Fixed Accumulation Feature. You may participate in only one asset allocation model at a time. You can switch models up to twelve times per year. Any allocations or transfers directly to any Fund will automatically terminate your enrollment in this Program. These models do not constitute investment advice.

ASSET REBALANCING

This is another type of asset allocation program that allows you to customize your portfolio of Funds. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). Your Account will be rebalanced at the specified frequency to reflect your original allocation percentages. You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING

We offer three dollar cost averaging programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA

DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must elect to make not less than 7 nor more than 12 transfers to fully deplete sums invested in this Program.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make not less than 3 nor more than 6 transfers at any frequency you chose to fully deplete sums invested in this Program.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If we do not receive enrollment instructions in good order, your enrollment will be voided and the entire balance in the Program will be transferred to the Funds you designated. If you do not make a designation, we will return your Program payment for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to

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14

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  your instructions on record for a subsequent Premium Payment. Unless you send us different instructions, each new rate lock program will be the same length of time as your current rate lock program and we will allocate subsequent Program payments to the same Funds you designated.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins 30 days after the Contract Anniversary month after you enroll. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins one month plus two business days after your enrollment. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also chose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders. We may annuitize your Contract if your Contract Value has fallen below our minimum Contract Value.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

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WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any

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inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.

If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS -- Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the

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instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person or your Registered Representative to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include

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contracts from our Putnam Hartford line of variable annuity contracts with the
Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality.

SALES CHARGES

We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2 and Appendix A.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and Appendix A.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any

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applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

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WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer five questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

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YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE
SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

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The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all under age 80 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

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THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected

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26

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Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, unless we are otherwise instructed, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract will continue with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. Spousal continuation is only available if the Spouse is listed as 100% Beneficiary.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent     The Contract Owner receives the
                                 or other non-natural entity      Annuitant                        Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

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28

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D.  Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract "gain" on that date and the "cap".

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract "gain" on that date and the cap.

    We determine Contract "gain" by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment. Please refer to MAV Plus examples 1 & 2 in Appendix I for more information.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The "cap" is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to Contingent Deferred Sales Charges, if any.

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

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30

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WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. If not elected at issue, Plus Contract owners must wait until after the first Contract Anniversary before purchasing this benefit.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

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Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the Standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract

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  Value on each Contract Anniversary multiplied by the applicable Withdrawal
  Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

This rider is generally available to new Contracts purchased after August 14, 2006. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are

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34

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       greater than the Threshold (subject to rounding), then we will reduce the
       Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and
       (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a

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       (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit
       Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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36

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If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

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                                                                          37

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow spousal continuation rules
                             Owner                              beneficiary                        for joint life elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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38

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have

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been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

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40

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-   We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the Standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

This rider is generally available to new Contracts purchased after August 14, 2006.

You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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For the Single Life Option, the Covered Life is most often the same as the
Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Please refer to The Hartford's Lifetime Income Builder II example 7 in Appendix I.

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the

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42

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       Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a

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       (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit
       Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

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    B.  If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates


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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

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These options may not be available if the Contract is issued to qualify under
Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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-   Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the Standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the "step up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable. If not elected at issue, Plus Contract owners must wait until after the first Contract Anniversary before purchasing this benefit.

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The maximum age of any Contract Owner or Annuitant when electing this rider is
85 for non-qualified plans and age 80 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step up your Benefit Amount. The fee at the time of step up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on "step-up" dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the Standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

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ACCUMULATION UNITS: If you allocate your Premium Payment to any of the
Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and Withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

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CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Benefit under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contract we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available. The assets in the General Account are available to our creditors.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year beginning on the Contract Anniversary following the Relevant Covered Life's 60th birthday, pursuant to The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder. A Lifetime Benefit Payment constitutes a partial Surrender.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder
II. The Payment Base may be subject to periodic increases when The Hartford's Lifetime Income Builder II has been elected.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements).

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PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year. This amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) multiplied by the greater of the Payment Base or Contract Value on the most recent Contract Anniversary plus subsequent Premium Payments made after the most recent Contract Anniversary.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year for Core Contracts (if Contract contains the Fixed Account Rider), and only during the first three Contract Years for Outlook Contracts (if Contract contains the Fixed Account Rider).

- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

  If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income

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  Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise.

  You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option.

  When you terminate your participation in the Senior Protection Program:

           - you may reallocate your Contract Value in the Program to other investment options; or

           - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

  For Plus Contracts -- The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later, for Outlook Contracts.

  For Core, Outlook, and Plus Contracts -- The Nursing Home Waiver is not available.

-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

-   NEW JERSEY -- The only AIRs available are 3% and 5%.

  The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider.

  Core, Outlook, and Plus Contracts -- The Nursing Home Waiver is not available.

  Edge Contracts -- The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.

  MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.

  The only AIRs available are 3% and 5%.

  For Core, Outlook and Plus Contracts -- The Nursing Home Waiver is not available.

  For Edge Contracts -- The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

-   OKLAHOMA -- The only AIRs available are 3% and 5%.

- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core and Plus Contracts and six years for Outlook Contracts.

  Core, Outlook, Plus and Edge Contracts -- Owners may only sign up for DCA Plus Programs that are 6 months or longer.

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  Core, Outlook, Plus, Edge and Access Contracts -- You may not choose a fixed dollar amount Annuity Payout.

  The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

- PENNSYLVANIA -- Core, Outlook and Plus -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.

  For Plus Contracts -- The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

- SOUTH CAROLINA -- Edge -- The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

- TEXAS -- Edge -- The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.

  Edge Contracts -- The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

  The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.

C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

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Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006 Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

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F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE         WHAT IT'S USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Access               Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &              Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing            Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                     Financial Intermediary sales contests and/or promotions in which participants (including Registered
                     Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense    Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support              Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting and the preparation of account statements and other communications), sponsorship of
                     Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training             Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility           Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume               Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI

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Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney
Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company, LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc. Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations

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thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by
published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

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A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity

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      Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

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        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

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Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Section 10 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance regulatory requirements and federal and state tax reporting of

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income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable Payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Qualified Contract, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving Spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a Death Benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced Death Benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a Death Benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are

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designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007 distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" Death Benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on Death Benefits provided by a Qualified Plan (to keep such Death Benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such Death Benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

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3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on Death Benefits provided by a Qualified Plan (to keep such Death Benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such Death Benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

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In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

A. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vi) certain qualified reservist distributions upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (vii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (viii) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (ix) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

B. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

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(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving Spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving Spouse is the sole designated beneficiary, this surviving Spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, Spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover

72

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distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "Non-Roth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a "conversion" of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP 1-1

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APPENDIX I -- EXAMPLES

PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000]

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

APP 1-2

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)]

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

                                                                     APP 1-3

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [117,403 + 25% x $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP 1-4

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EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value.".

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

                                                                     APP 1-5

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EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND
YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value.".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

APP 1-6

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value.".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $105,000 x .004 = $420, this amount is deducted from the Contract
           Value.

                                                                     APP 1-7

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EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A
$1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $99,000 x .004 = $396, this amount is deducted from the Contract
           Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $119,000 x .004 = $476, this amount is deducted from the Contract
           Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

APP 1-8

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EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE
OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $200,000 x .004 = $800, this amount is deducted from the Contract
           Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                  APP 1-9

-------------------------------------------------------------------------------

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

APP 1-10

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                 APP 1-11

-------------------------------------------------------------------------------

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455

       -   Your Guaranteed Minimum Death Benefit is $99,000

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP 1-12

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0

       -   Your Guaranteed Minimum Death Benefit is $46,700

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP 1-13

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

APP 1-14

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   (95,000/100,000) - 1 = -.05 subject to the minimum of 0%

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   (95,000/100,000) - 1 = -.05 subject to the minimum of 0%

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP 1-15

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP 1-16

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP 1-17

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTINUATION

On date of Spousal Continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  LBP = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP 1-18

-------------------------------------------------------------------------------

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

                                                                    APP 1-19

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.638           $9.737
  Accumulation Unit Value at end of
   period                                    $11.910          $10.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    838              136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.567           $9.724
  Accumulation Unit Value at end of
   period                                    $11.736          $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51                6
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.962          $10.000
  Accumulation Unit Value at end of
   period                                    $13.507          $11.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.899          $10.000
  Accumulation Unit Value at end of
   period                                    $13.328          $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.038           $9.315
  Accumulation Unit Value at end of
   period                                    $14.678          $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,145              706
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.964           $9.302
  Accumulation Unit Value at end of
   period                                    $14.464          $10.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    539              220
ALLIANCEBERNSTEIN VP SMALL/MID-CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.546           $9.413
  Accumulation Unit Value at end of
   period                                    $11.853          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    369               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.476           $9.400
  Accumulation Unit Value at end of
   period                                    $11.680          $10.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               34
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.293           $9.626
  Accumulation Unit Value at end of
   period                                    $12.259          $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,530              395
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.224           $9.613
  Accumulation Unit Value at end of
   period                                    $12.081          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    239              119
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.320           $9.562
  Accumulation Unit Value at end of
   period                                    $12.414          $11.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,354              748

APP II-2

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.245           $9.549
  Accumulation Unit Value at end of
   period                                    $12.233          $11.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    512              300
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.378           $9.543
  Accumulation Unit Value at end of
   period                                    $12.249          $10.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,476              397
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.309           $9.530
  Accumulation Unit Value at end of
   period                                    $12.070          $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    276              112
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.627           $9.553
  Accumulation Unit Value at end of
   period                                    $11.145          $10.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    547               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.556           $9.540
  Accumulation Unit Value at end of
   period                                    $10.983          $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               27
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.176           $9.318
  Accumulation Unit Value at end of
   period                                    $12.362          $11.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,641              413
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.101           $9.305
  Accumulation Unit Value at end of
   period                                    $12.182          $11.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    516              319
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401           $8.953
  Accumulation Unit Value at end of
   period                                    $11.874          $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.332           $8.940
  Accumulation Unit Value at end of
   period                                    $11.701          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.699           $4.355
  Accumulation Unit Value at end of
   period                                     $5.119           $4.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,207              380
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.082           $1.008
  Accumulation Unit Value at end of
   period                                     $1.169           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    611              334
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.259           $1.157
  Accumulation Unit Value at end of
   period                                     $1.393           $1.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55,296           12,076

                                                                    APP II-3

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $0.972
  Accumulation Unit Value at end of
   period                                     $1.155           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,039            4,391
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $3.224           $3.001
  Accumulation Unit Value at end of
   period                                     $3.819           $3.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,978            2,160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.287           $1.204
  Accumulation Unit Value at end of
   period                                     $1.512           $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,881            2,508
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.193           $1.147
  Accumulation Unit Value at end of
   period                                     $1.418           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573              381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.180           $1.141
  Accumulation Unit Value at end of
   period                                     $1.392           $1.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    409               76
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.058           $0.937
  Accumulation Unit Value at end of
   period                                     $1.143           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    257              143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.926
  Accumulation Unit Value at end of
   period                                     $1.114           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               95
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.855           $1.723
  Accumulation Unit Value at end of
   period                                     $1.987           $1.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    359              185
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.194           $1.115
  Accumulation Unit Value at end of
   period                                     $1.268           $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               19
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.837           $1.628
  Accumulation Unit Value at end of
   period                                     $2.064           $1.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,154              292
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.249           $1.113
  Accumulation Unit Value at end of
   period                                     $1.391           $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379               84
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.277           $1.135
  Accumulation Unit Value at end of
   period                                     $1.314           $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,764              992

APP II-4

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.125
  Accumulation Unit Value at end of
   period                                     $1.285           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191               86
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.432           $1.148
  Accumulation Unit Value at end of
   period                                     $1.579           $1.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,715            1,702
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.449           $1.168
  Accumulation Unit Value at end of
   period                                     $1.585           $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,160            1,327
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.220
  Accumulation Unit Value at end of
   period                                     $1.390           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,969              846
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.242           $1.199
  Accumulation Unit Value at end of
   period                                     $1.348           $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,347              204
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.640           $4.321
  Accumulation Unit Value at end of
   period                                     $5.272           $4.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    670               99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.006           $0.942
  Accumulation Unit Value at end of
   period                                     $1.134           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    702              590
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.324           $1.153
  Accumulation Unit Value at end of
   period                                     $1.616           $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,022            1,245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.140
  Accumulation Unit Value at end of
   period                                     $1.577           $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    981              421
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.053           $1.761
  Accumulation Unit Value at end of
   period                                     $2.515           $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,858            1,782
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.131           $0.975
  Accumulation Unit Value at end of
   period                                     $1.375           $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,516            1,049
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.765           $1.498
  Accumulation Unit Value at end of
   period                                     $2.247           $1.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,648              526

                                                                    APP II-5

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.736           $1.481
  Accumulation Unit Value at end of
   period                                     $2.192           $1.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    955              170
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.891           $1.871
  Accumulation Unit Value at end of
   period                                     $1.948           $1.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,472            2,184
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.989
  Accumulation Unit Value at end of
   period                                     $1.016           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    828              626
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.818           $2.811
  Accumulation Unit Value at end of
   period                                     $2.903           $2.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    664              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.275           $1.278
  Accumulation Unit Value at end of
   period                                     $1.303           $1.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               17
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.140
  Accumulation Unit Value at end of
   period                                     $1.403           $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,123            1,786
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.350           $1.159
  Accumulation Unit Value at end of
   period                                     $1.409           $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,413            1,255
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.463               --  (a)
  Accumulation Unit Value at end of
   period                                     $2.515               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.687               --  (a)
  Accumulation Unit Value at end of
   period                                     $1.716               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.825           $5.211
  Accumulation Unit Value at end of
   period                                     $6.573           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    941              269
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.974           $0.876
  Accumulation Unit Value at end of
   period                                     $1.090           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    977              653
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $3.077           $3.066
  Accumulation Unit Value at end of
   period                                     $3.174           $3.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,682            5,008

APP II-6

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.456           $1.458
  Accumulation Unit Value at end of
   period                                     $1.489           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,694            3,152
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.080           $1.081
  Accumulation Unit Value at end of
   period                                     $1.105           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29,837            6,100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.064           $1.071
  Accumulation Unit Value at end of
   period                                     $1.081           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,695            1,449
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.115           $1.037
  Accumulation Unit Value at end of
   period                                     $1.337           $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,201              343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.096           $1.025
  Accumulation Unit Value at end of
   period                                     $1.304           $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709              139
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.385           $1.237
  Accumulation Unit Value at end of
   period                                     $1.622           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,721            1,006
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.401           $1.258
  Accumulation Unit Value at end of
   period                                     $1.628           $1.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,341              336
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.538           $9.508
  Accumulation Unit Value at end of
   period                                    $11.889          $10.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.467           $9.495
  Accumulation Unit Value at end of
   period                                    $11.715          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               14
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.211           $9.642
  Accumulation Unit Value at end of
   period                                    $11.511          $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.142           $9.628
  Accumulation Unit Value at end of
   period                                    $11.343          $10.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                9
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.946           $9.561
  Accumulation Unit Value at end of
   period                                    $10.702           $9.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    528               82

                                                                    APP II-7

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.880           $9.547
  Accumulation Unit Value at end of
   period                                    $10.545           $9.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               10
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.198           $9.583
  Accumulation Unit Value at end of
   period                                    $11.770          $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,448              183
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.130           $9.570
  Accumulation Unit Value at end of
   period                                    $11.598          $10.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    179               68
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.581          $10.000
  Accumulation Unit Value at end of
   period                                    $11.758          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.525          $10.000
  Accumulation Unit Value at end of
   period                                    $11.603          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                5
OPPENHEIMER CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530           $9.696
  Accumulation Unit Value at end of
   period                                    $11.159          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    973              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.460           $9.683
  Accumulation Unit Value at end of
   period                                    $10.996          $10.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    186              104
OPPENHEIMER GLOBAL SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.445           $9.607
  Accumulation Unit Value at end of
   period                                    $13.219          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,030              344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369           $9.594
  Accumulation Unit Value at end of
   period                                    $13.026          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    207               97
OPPENHEIMER MAIN STREET FUND(R)
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410           $9.592
  Accumulation Unit Value at end of
   period                                    $11.757          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    202               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.340           $9.579
  Accumulation Unit Value at end of
   period                                    $11.585          $10.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               14
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R)
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.300
  Accumulation Unit Value at end of
   period                                    $12.292          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,022              320

APP II-8

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.821           $9.287
  Accumulation Unit Value at end of
   period                                    $12.113          $10.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    264               85
OPPENHEIMER MIDCAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.049           $9.483
  Accumulation Unit Value at end of
   period                                    $11.168          $11.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.975           $9.470
  Accumulation Unit Value at end of
   period                                    $11.005          $10.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.893          $16.626
  Accumulation Unit Value at end of
   period                                    $17.671          $16.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366               90
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.218          $13.078
  Accumulation Unit Value at end of
   period                                    $13.716          $13.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $32.820          $30.837
  Accumulation Unit Value at end of
   period                                    $36.452          $32.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.148           $9.585
  Accumulation Unit Value at end of
   period                                    $11.181          $10.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               32
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $50.684          $47.143
  Accumulation Unit Value at end of
   period                                    $57.815          $50.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.736          $10.039
  Accumulation Unit Value at end of
   period                                    $12.149          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               14
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.096          $16.749
  Accumulation Unit Value at end of
   period                                    $24.003          $19.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.073           $8.882
  Accumulation Unit Value at end of
   period                                    $12.560          $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283              140
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.700           $8.601
  Accumulation Unit Value at end of
   period                                    $10.876           $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    207               14

                                                                    APP II-9

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.093           $6.323
  Accumulation Unit Value at end of
   period                                     $7.890           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.901          $17.431
  Accumulation Unit Value at end of
   period                                    $21.580          $18.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.057          $13.033
  Accumulation Unit Value at end of
   period                                    $15.921          $14.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               16
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.697          $19.908
  Accumulation Unit Value at end of
   period                                    $26.199          $22.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    721              138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.760          $17.424
  Accumulation Unit Value at end of
   period                                    $22.627          $19.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    187               67
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.134          $11.639
  Accumulation Unit Value at end of
   period                                    $13.365          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.428          $11.020
  Accumulation Unit Value at end of
   period                                    $12.487          $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               10
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.398          $13.196
  Accumulation Unit Value at end of
   period                                    $15.980          $15.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.255           $5.389
  Accumulation Unit Value at end of
   period                                     $6.439           $6.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $51.952          $46.089
  Accumulation Unit Value at end of
   period                                    $53.906          $51.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.407           $5.714
  Accumulation Unit Value at end of
   period                                     $6.595           $6.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.816          $14.064
  Accumulation Unit Value at end of
   period                                    $16.920          $14.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,167              329

APP II-10

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.517          $13.854
  Accumulation Unit Value at end of
   period                                    $16.447          $14.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171               93
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.870          $13.596
  Accumulation Unit Value at end of
   period                                    $16.971          $14.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    405               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.467          $13.299
  Accumulation Unit Value at end of
   period                                    $16.380          $14.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               23
VAN KAMPEN UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.052           $9.032
  Accumulation Unit Value at end of
   period                                    $16.270          $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    360              110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.972           $9.020
  Accumulation Unit Value at end of
   period                                    $16.032          $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123               82
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.732           $9.494
  Accumulation Unit Value at end of
   period                                    $12.601          $11.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.654           $9.481
  Accumulation Unit Value at end of
   period                                    $12.417          $11.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               14
VAN KAMPEN UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.911           $9.630
  Accumulation Unit Value at end of
   period                                    $12.952          $10.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.838           $9.617
  Accumulation Unit Value at end of
   period                                    $12.763          $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               32

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A -- PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.45%           No             2%
CORE       6        7       8+
          4%       3%       0%               0.95%           No             7%
OUTLOOK
                                             1.40%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.40%         Yes(3)          6.5%

APP A-2

--------------------------------------------------------------------------------

II. EXPENSES

The following Example is intended to help you compare the cost of investing in any of these forms of contract. The Example uses the same assumptions referenced in Section 2. The data reflected does not take into account Funds available in proprietary versions of our variable annuities.

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $795   $2,324   $3,775        $7,078
Core                                 $1,406   $2,812   $3,988        $6,761
Outlook                              $1,453   $2,753   $3,754        $7,047
Plus                                 $1,547   $3,019   $4,334        $7,047

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $690        $2,219   $3,670        $6,973
Core                              $639        $2,079   $3,459        $6,656
Outlook                           $685        $2,205   $3,649        $6,942
Plus                              $685        $2,205   $3,649        $6,942

(3)  If you do not Surrender your variable annuity:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $795        $2,324   $3,775        $7,078
Core                              $744        $2,184   $3,564        $6,761
Outlook                           $790        $2,310   $3,754        $7,047
Plus                              $790        $2,310   $3,754        $7,047

                    APP A-3

--------------------------------------------------------------------------------

III. INVESTMENT OPTIONS(4) (STANDARD)

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS         Maximize total return           AllianceBernstein L.P.             X        X        X        X
  Balanced Wealth Strategy     consistent with Advisor's
  Portfolio -- Class B         determination of reasonable
                               risk
 AllianceBernstein VPS Global  Long-term growth of capital     AllianceBernstein L.P.             X        X        X        X
  Research Growth Portfolio -
  - Class B
 AllianceBernstein VPS         Long-term growth of capital     AllianceBernstein L.P.             X        X        X        X
  International Value
  Portfolio --Class B
 AllianceBernstein VPS         Long-term growth of capital     AllianceBernstein L.P.             X        X        X        X
  Small/Mid Cap Value
  Portfolio --Class B
 AllianceBernstein VPS Value   Long-term growth of capital     AllianceBernstein L.P.             X        X        X        X
  Portfolio -- Class B
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)    Long-term capital appreciation  Fidelity Management & Research     X        X        X        X
  Portfolio -- Service Class                                   Company
  2
 Fidelity VIP Equity-Income    Reasonable income. Fund will    Fidelity Management & Research     X        X        X        X
  Portfolio -- Service Class   also consider potential for     Company
  2                            capital appreciation.
 Fidelity VIP Growth           Capital appreciation            Fidelity Management & Research     X        X        X        X
  Portfolio -- Service Class                                   Company
  2
 Fidelity VIP Mid Cap          Long-term growth of capital     Fidelity Management & Research     X        X        X        X
  Portfolio -- Service Class                                   Company
  2
 Fidelity VIP Value            Capital appreciation            Fidelity Management & Research     X        X        X        X
  Strategies Portfolio --                                      Company
  Service Class 2
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth               Capital appreciation            HL Investment Advisors, LLC        X        X        X        X
  Opportunities HLS Fund --                                    Sub-advised by Wellington
  Class IA                                                     Management Company, LLP
 Hartford SmallCap Growth HLS  Maximize capital appreciation   HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA                                             Sub-advised by Wellington
                                                               Management Company, LLP and
                                                               Hartford Investment Management
                                                               Company
 Hartford U.S. Government      Maximize total return with a    HL Investment Advisors, LLC        X        X        X        X
  Securities HLS Fund --       high level of current income    Sub-advised by Hartford
  Class IA                     consistent with prudent         Investment Management Company
                               investment risk

APP A-4

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Value Opportunities  Capital appreciation            HL Investment Advisors, LLC        X        X        X        X
  HLS Fund -- Class IA                                         Sub-advised by Wellington
                                                               Management Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund    Maximum long-term total return  HL Investment Advisors, LLC        X        X        X        X
  -- Class IA                                                  Sub-advised by Wellington
                                                               Management Company, LLP
 Hartford Disciplined Equity   Growth of capital               HL Investment Advisors, LLC        X        X        X        X
  HLS Fund -- Class IA                                         Sub-advised by Wellington
                                                               Management Company, LLP
 Hartford Dividend and Growth  High level of current income    HL Investment Advisors, LLC        X        X        X        X
  HLS Fund -- Class IA         consistent with growth of       Sub-advised by Wellington
                               capital                         Management Company, LLP
 Hartford Equity Income HLS    High level of current income    HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA             consistent with growth of       Sub-advised by Wellington
                               capital                         Management Company, LLP
 Hartford Focus HLS Fund --    Long-term capital appreciation  HL Investment Advisors, LLC        X        X        X        X
  Class IA                                                     Sub-advised by Wellington
                                                               Management Company, LLP
 Hartford Global Advisers HLS  Maximum long-term total rate    HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA             of return                       Sub-advised by Wellington
                                                               Management Company, LLP
 Hartford Global Leaders HLS   Growth of capital               HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA                                             Sub-advised by Wellington
                                                               Management Company, LLP
 Hartford Growth HLS Fund --   Long-term capital appreciation  HL Investment Advisors, LLC        X        X        X        X
  Class IA                                                     Sub-advised by Wellington
                                                               Management Company, LLP
 Hartford High Yield HLS Fund  High current income with        HL Investment Advisors, LLC        X        X        X        X
  -- Class IA                  growth of capital as a          Sub-advised by Hartford
                               secondary objective             Investment Management Company
 Hartford Index HLS Fund --    Seeks to provide investment     HL Investment Advisors, LLC        X        X        X        X
  Class IA                     results which approximate the   Sub-advised by Hartford
                               price and yield performance of  Investment Management Company publicly traded common stocks
                               in the aggregate
 Hartford International        Capital appreciation            HL Investment Advisors, LLC        X        X        X        X
  Capital Appreciation HLS                                     Sub-advised by Wellington
  Fund --Class IA                                              Management Company, LLP
 Hartford International        Long-term growth of capital     HL Investment Advisors, LLC        X        X        X        X
  Opportunities HLS Fund --                                    Sub-advised by Wellington
  Class IA                                                     Management Company, LLP

                    APP A-5

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford International Small  Capital appreciation            HL Investment Advisors, LLC        X        X        X        X
  Company HLS Fund -- Class                                    Sub-advised by Wellington
  IA                                                           Management Company, LLP
 Hartford Money Market HLS     Maximum current income          HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA             consistent with liquidity and   Sub-advised by Hartford
                               preservation of capital         Investment Management Company
 Hartford Mortgage Securities  Maximum current income          HL Investment Advisors, LLC        X        X        X        X
  HLS Fund -- Class IA         consistent with safety of       Sub-advised by Hartford
                               principal and maintenance of    Investment Management Company
                               liquidity by investing
                               primarily in mortgage related
                               securities
 Hartford Small Company HLS    Growth of capital               HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA                                             Sub-advised by Wellington
                                                               Management Company, LLP and
                                                               Hartford Investment Management
                                                               Company
 Hartford Stock HLS Fund --    Long-term growth of capital     HL Investment Advisors, LLC        X        X        X        X
  Class IA                                                     Sub-advised by Wellington
                                                               Management Company, LLP
 Hartford Total Return Bond    Competitive total return, with  HL Investment Advisors, LLC        X        X        X        X
  HLS Fund -- Class IA         income as a secondary           Sub-advised by Hartford
                               objective                       Investment Management Company
 Hartford Value HLS Fund --    Long-term total return          HL Investment Advisors, LLC        X        X        X        X
  Class IA                                                     Sub-advised by Wellington
                                                               Management Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett All Value         Long-term growth of capital     Lord, Abbett & Co. LLC             X        X        X        X
  Portfolio -- Class VC        and income without excessive
                               fluctuations in market value
 Lord Abbett America's Value   Current income and capital      Lord, Abbett & Co. LLC             X        X        X        X
  Portfolio -- Class VC        appreciation
 Lord Abbett Bond-Debenture    High current income and         Lord, Abbett & Co. LLC             X        X        X        X
  Portfolio -- Class VC        capital appreciation to
                               produce a high total return
 Lord Abbett Growth and        Long-term growth of capital     Lord, Abbett & Co. LLC             X        X        X        X
  Income Portfolio -- Class    and income without excessive
  VC                           fluctuations in market value
 Lord Abbett Large-Cap Core    Growth of capital and growth    Lord, Abbett & Co. LLC             X        X        X        X
  Portfolio -- Class VC        of income consistent with
                               reasonable risk

APP A-6

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital           Seeks to achieve capital        OppenheimerFunds, Inc.             X        X        X        X
  Appreciation Fund/VA --      appreciation by investing in
  Service Shares               securities of well-known
                               established companies.
 Oppenheimer Global            Seeks long-term capital         OppenheimerFunds, Inc.             X        X        X        X
  Securities Fund/VA --        appreciation by investing a
  Service Shares               substantial portion of its
                               assets in securities of
                               foreign issuers, "growth-type"
                               companies, cyclical industries
                               and special situations which
                               are considered to have
                               appreciation possibilities,
                               but which may be considered to
                               be speculative.
 Oppenheimer Main Street       Seeks a high total return       OppenheimerFunds, Inc.             X        X        X        X
  Fund(R)/VA -- Service        (which includes growth in the
  Shares                       value of its shares as well as
                               current income) from equity
                               and debt securities. From time
                               to time the Fund may focus on
                               small to medium capitalization
                               common stocks, bonds and
                               convertible securities.
 Oppenheimer Main Street       For people looking for capital  OppenheimerFunds, Inc.             X        X        X        X
  Small Cap Fund(R)/VA --      appreciation from small
  Service Shares               company stocks.
 Oppenheimer MidCap Fund/VA    Seeks to achieve capital        OppenheimerFunds, Inc.             X        X        X        X
  -- Service Shares            appreciation by investing in
                               "growth-type" companies.
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income  As high a level of current      Putnam Investment Management,      X        X        X        X
  Fund -- Class IB             income as Putnam Management     LLC
                               believes is consistent with     Sub-advised by Putnam
                               preservation of capital         Investments Limited
 Putnam VT Global Asset        High level of long-term total   Putnam Investment Management,      X        X        X        X
  Allocation Fund -- Class IB  return consistent with          LLC
                               preservation of capital
 Putnam VT Growth and Income   Capital growth and current      Putnam Investment Management,      X        X        X        X
  Fund -- Class IB             income                          LLC
 Putnam VT International       Capital appreciation            Putnam Investment Management,      X        X        X        X
  Equity Fund -- Class IB                                      LLC
                                                               Sub-advised by Putnam
                                                               Investments Limited
 Putnam VT Investors Fund --   Long-term growth of capital     Putnam Investment Management,      X        X        X        X
  Class IB                     and any increased income that   LLC
                               results from this growth

                    APP A-7

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund --   Long-term capital appreciation  Putnam Investment Management,      X        X        X        X
  Class IB                                                     LLC
 Putnam VT Small Cap Value     Capital appreciation            Putnam Investment Management,      X        X        X        X
  Fund -- Class IB                                             LLC
 Putnam VT The George Putnam   A balanced investment composed  Putnam Investment Management,      X        X        X        X
  Fund of Boston -- Class IB   of a well diversified           LLC
                               portfolio of stocks and bonds
                               which provide both capital
                               growth and current income
 Putnam VT Vista Fund --       Capital appreciation            Putnam Investment Management,      X        X        X        X
  Class IB                                                     LLC
 Putnam VT Voyager Fund --     Capital appreciation            Putnam Investment Management,      X        X        X        X
  Class IB                                                     LLC
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF Emerging    Long-term capital appreciation  Morgan Stanley Investment          X        X        X        X
  Markets Equity Portfolio --  by investing primarily in       Management Inc.
  Class II                     growth-oriented equity          Sub-advised by Morgan Stanley
                               securities of issuers in        Investment Management Company
                               emerging market countries.
 Van Kampen -- UIF Mid Cap     Long-term capital growth by     Morgan Stanley Investment          X        X        X        X
  Growth Portfolio -- Class    investing primarily in common   Management Inc.
  II                           stocks and other equity
                               securities.
 Van Kampen -- UIF U.S. Mid    Above-average total return      Morgan Stanley Investment          X        X        X        X
  Cap Value Portfolio --       over a market cycle of three    Management Inc.
  Class II                     to five years by investing
                               primarily in common stocks and
                               other equity securities.
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock       Capital growth and income       Van Kampen Asset Management        X        X        X        X
  Portfolio -- Class II        through investments in equity
                               securities, including common
                               stocks, preferred stocks and
                               securities convertible into
                               common and preferred stocks.
 Van Kampen LIT Growth and     Long-term growth of capital     Van Kampen Asset Management        X        X        X        X
  Income Portfolio -- Class    and income
  II

APP A-8

--------------------------------------------------------------------------------

IV. UNDERLYING FUNDS (PROPRIETARY)

[RESERVED]

                    APP A-9

--------------------------------------------------------------------------------

V. ANNUAL FUND OPERATING EXPENSES

The following table shows the Total Annual Fund Operating Expenses for each underlying Fund as of its year end. Actual fees and expenses for the underlying Funds vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly-available information and is qualified in its entirety by the then current prospectus for each underlying Fund. These expenses may vary from year to year.

UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                                FUND
                                           MANAGEMENT           (12B-1)             OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B*                0.55%              0.25%              0.97%                N/A
 AllianceBernstein VPS Global Research
  Growth Portfolio -- Class B*                 0.75%              0.25%              3.78%                N/A
 AllianceBernstein VPS International
  Value Portfolio -- Class B*                  0.75%              0.25%              0.10%                N/A
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B*                  0.75%              0.25%              0.11%                N/A
 AllianceBernstein VPS Value Portfolio
  -- Class B*                                  0.55%              0.25%              0.14%                N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2*                          0.57%              0.25%              0.09%                N/A
 Fidelity VIP Equity-Income Portfolio
  --Service Class 2*                           0.47%              0.25%              0.10%                N/A
 Fidelity VIP Growth Portfolio --
  Service Class 2*                             0.57%              0.25%              0.12%                N/A
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2*                             0.57%              0.25%              0.11%                N/A
 Fidelity VIP Value Strategies
  Portfolio --Service Class 2                  0.57%                N/A              0.16%                N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.61%                N/A              0.04%                N/A
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.61%                N/A              0.03%                N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.45%                N/A              0.03%                N/A
 Hartford Value Opportunities HLS Fund
  -- Class IA                                  0.62%                N/A              0.02%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                           0.60%                N/A              0.04%                N/A
 Hartford Disciplined Equity HLS Fund
  --Class IA                                   0.68%                N/A              0.04%                N/A
 Hartford Dividend and Growth HLS Fund
  --Class IA                                   0.64%                N/A              0.03%                N/A
 Hartford Equity Income HLS Fund --
  Class IA                                     0.81%                N/A              0.04%                N/A
 Hartford Focus HLS Fund -- Class IA           0.80%                N/A              0.09%                N/A
 Hartford Global Advisers HLS Fund --
  Class IA                                     0.76%                N/A              0.06%                N/A

                                                               CONTRACTUAL
                                              TOTAL            FEE WAIVER           NET TOTAL
                                             ANNUAL              AND/OR               ANNUAL
                                            OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B*                1.77%               0.77%               1.00%  (1)
 AllianceBernstein VPS Global Research
  Growth Portfolio -- Class B*                 4.78%               3.33%               1.45%  (1)
 AllianceBernstein VPS International
  Value Portfolio -- Class B*                  1.10%                 N/A               1.10%
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B*                  1.11%                 N/A               1.11%
 AllianceBernstein VPS Value Portfolio
  -- Class B*                                  0.94%                 N/A               0.94%
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2*                          0.91%                 N/A               0.91%  (2)
 Fidelity VIP Equity-Income Portfolio
  --Service Class 2*                           0.82%                 N/A               0.82%  (2)
 Fidelity VIP Growth Portfolio --
  Service Class 2*                             0.94%                 N/A               0.94%  (2)
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2*                             0.93%                 N/A               0.93%  (2)
 Fidelity VIP Value Strategies
  Portfolio --Service Class 2                  0.73%                 N/A               0.73%  (3)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.65%                 N/A               0.65%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.64%                 N/A               0.64%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.48%                 N/A               0.48%
 Hartford Value Opportunities HLS Fund
  -- Class IA                                  0.64%                 N/A               0.64%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                           0.64%                 N/A               0.64%
 Hartford Disciplined Equity HLS Fund
  --Class IA                                   0.72%                 N/A               0.72%
 Hartford Dividend and Growth HLS Fund
  --Class IA                                   0.67%                 N/A               0.67%
 Hartford Equity Income HLS Fund --
  Class IA                                     0.85%                 N/A               0.85%
 Hartford Focus HLS Fund -- Class IA           0.89%                 N/A               0.89%
 Hartford Global Advisers HLS Fund --
  Class IA                                     0.82%                 N/A               0.82%

APP A-10

--------------------------------------------------------------------------------

                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                                FUND
                                           MANAGEMENT           (12B-1)             OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 Hartford Global Leaders HLS Fund --
  Class IA                                     0.70%                N/A              0.06%                N/A
 Hartford Growth HLS Fund -- Class IA          0.79%                N/A              0.05%                N/A
 Hartford High Yield HLS Fund -- Class
  IA                                           0.73%                N/A              0.04%                N/A
 Hartford Index HLS Fund -- Class IA           0.30%                N/A              0.04%                N/A
 Hartford International Capital
  Appreciation HLS Fund -- Class IA            0.80%                N/A              0.08%                N/A
 Hartford International Opportunities
  HLS Fund -- Class IA                         0.67%                N/A              0.08%                N/A
 Hartford International Small Company
  HLS Fund -- Class IA                         0.84%                N/A              0.09%                N/A
 Hartford Money Market HLS Fund --
  Class IA                                     0.45%                N/A              0.03%                N/A
 Hartford Mortgage Securities HLS Fund
  --Class IA                                   0.45%                N/A              0.04%                N/A
 Hartford Small Company HLS Fund --
  Class IA                                     0.68%                N/A              0.04%                N/A
 Hartford Stock HLS Fund -- Class IA           0.46%                N/A              0.03%                N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.46%                N/A              0.04%                N/A
 Hartford Value HLS Fund -- Class IA           0.81%                N/A              0.04%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett All Value Portfolio --
  Class VC                                     0.75%                N/A              0.55%                N/A
 Lord Abbett America's Value Portfolio
  -- Class VC                                  0.75%                N/A              0.52%                N/A
 Lord Abbett Bond-Debenture Portfolio
  --Class VC                                   0.50%                N/A              0.46%                N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.48%                N/A              0.39%                N/A
 Lord Abbett Large-Cap Core Portfolio
  -- Class VC                                  0.70%                N/A              1.21%                N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares*                    0.64%              0.25%              0.03%                N/A
 Oppenheimer Global Securities Fund/VA
  --Service Shares*                            0.62%              0.25%              0.04%                N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares*                              0.64%              0.25%              0.02%                N/A
 Oppenheimer Main Street Small Cap
  Fund(R)/VA - - Service Shares*               0.72%              0.25%              0.03%                N/A
 Oppenheimer MidCap Fund/VA -- Service
  Shares*                                      0.67%              0.25%              0.05%                N/A
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB*                                    0.70%              0.25%              0.15%              0.02%
 Putnam VT Global Asset Allocation
  Fund -- Class IB*                            0.70%              0.25%              0.22%              0.01%
 Putnam VT Growth and Income Fund --
  Class IB*                                    0.49%              0.25%              0.06%                N/A
 Putnam VT International Equity Fund
  -- Class IB*                                 0.74%              0.25%              0.19%                N/A
 Putnam VT Investors Fund -- Class IB*         0.65%              0.25%              0.12%                N/A
 Putnam VT New Value Fund -- Class IB*         0.68%              0.25%              0.09%                N/A
 Putnam VT Small Cap Value Fund --
  Class IB*                                    0.76%              0.25%              0.09%                N/A

                                                               CONTRACTUAL
                                              TOTAL            FEE WAIVER           NET TOTAL
                                             ANNUAL              AND/OR               ANNUAL
                                            OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
 Hartford Global Leaders HLS Fund --
  Class IA                                     0.76%                 N/A               0.76%
 Hartford Growth HLS Fund -- Class IA          0.84%                 N/A               0.84%
 Hartford High Yield HLS Fund -- Class
  IA                                           0.77%                 N/A               0.77%  (4)
 Hartford Index HLS Fund -- Class IA           0.34%                 N/A               0.34%
 Hartford International Capital
  Appreciation HLS Fund -- Class IA            0.88%                 N/A               0.88%
 Hartford International Opportunities
  HLS Fund -- Class IA                         0.75%                 N/A               0.75%
 Hartford International Small Company
  HLS Fund -- Class IA                         0.93%                 N/A               0.93%
 Hartford Money Market HLS Fund --
  Class IA                                     0.48%                 N/A               0.48%  (5)
 Hartford Mortgage Securities HLS Fund
  --Class IA                                   0.49%                 N/A               0.49%
 Hartford Small Company HLS Fund --
  Class IA                                     0.72%                 N/A               0.72%
 Hartford Stock HLS Fund -- Class IA           0.49%                 N/A               0.49%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.50%                 N/A               0.50%
 Hartford Value HLS Fund -- Class IA           0.85%                 N/A               0.85%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett All Value Portfolio --
  Class VC                                     1.30%               0.15%               1.15%  (6)
 Lord Abbett America's Value Portfolio
  -- Class VC                                  1.27%               0.12%               1.15%  (6)
 Lord Abbett Bond-Debenture Portfolio
  --Class VC                                   0.96%               0.06%               0.90%  (6)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.87%                 N/A               0.87%  (6)
 Lord Abbett Large-Cap Core Portfolio
  -- Class VC                                  1.91%               0.81%               1.10%  (6)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares*                    0.92%                 N/A               0.92%  (7)
 Oppenheimer Global Securities Fund/VA
  --Service Shares*                            0.91%                 N/A               0.91%  (8)
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares*                              0.91%                 N/A               0.91%  (9)
 Oppenheimer Main Street Small Cap
  Fund(R)/VA - - Service Shares*               1.00%                 N/A               1.00%  (10)
 Oppenheimer MidCap Fund/VA -- Service
  Shares*                                      0.97%                 N/A               0.97%  (11)
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB*                                    1.12%                 N/A               1.12%
 Putnam VT Global Asset Allocation
  Fund -- Class IB*                            1.18%                 N/A               1.18%
 Putnam VT Growth and Income Fund --
  Class IB*                                    0.80%                 N/A               0.80%
 Putnam VT International Equity Fund
  -- Class IB*                                 1.18%                 N/A               1.18%
 Putnam VT Investors Fund -- Class IB*         1.02%                 N/A               1.02%
 Putnam VT New Value Fund -- Class IB*         1.02%                 N/A               1.02%
 Putnam VT Small Cap Value Fund --
  Class IB*                                    1.10%                 N/A               1.10%

                    APP A-11

--------------------------------------------------------------------------------

                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                                FUND
                                           MANAGEMENT           (12B-1)             OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of
  Boston -- Class IB*                          0.63%              0.25%              0.11%              0.01%
 Putnam VT Vista Fund --Class IB*              0.65%              0.25%              0.15%                N/A
 Putnam VT Voyager Fund -- Class IB*           0.59%              0.25%              0.07%                N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 Van Kampen -- UIF Emerging Markets
  Equity Portfolio -- Class II*                1.23%              0.35%              0.40%                N/A
 Van Kampen -- UIF Mid Cap Growth
  Portfolio --Class II*                        0.75%              0.35%              0.30%                N/A
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II*                       0.72%              0.35%              0.29%                N/A
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II*                                    0.56%              0.25%              0.03%                N/A
 Van Kampen LIT Growth and Income
  Portfolio --Class II*                        0.56%              0.25%              0.04%                N/A

                                                               CONTRACTUAL
                                              TOTAL            FEE WAIVER           NET TOTAL
                                             ANNUAL              AND/OR               ANNUAL
                                            OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
 Putnam VT The George Putnam Fund of
  Boston -- Class IB*                          1.00%                 N/A               1.00%
 Putnam VT Vista Fund --Class IB*              1.05%                 N/A               1.05%
 Putnam VT Voyager Fund -- Class IB*           0.91%                 N/A               0.91%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 Van Kampen -- UIF Emerging Markets
  Equity Portfolio -- Class II*                1.98%                 N/A               1.98%  (12)
 Van Kampen -- UIF Mid Cap Growth
  Portfolio --Class II*                        1.40%                 N/A               1.40%  (13)
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II*                       1.36%                 N/A               1.36%  (14)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II*                                    0.84%                 N/A               0.84%
 Van Kampen LIT Growth and Income
  Portfolio --Class II*                        0.85%                 N/A               0.85%

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through May 1, 2008 and may be extended by the Adviser for additional one-year terms.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.90%; Fidelity VIP Equity Income Portfolio -- Service Class 2: 0.81%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.91%. These offsets may be discontinued at any time.

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including these reductions, the total class operating expenses would have been 0.72%. These offsets may be discontinued at any time.

(4) Effective November 1, 2005, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until October 31, 2006. The waiver has been continued until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.68% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.72%.

(5) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

(6) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

APP A-12

--------------------------------------------------------------------------------

(7) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $5,287 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."

(8) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $13,271 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."

(9) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. The undertaking may be amended or withdrawn at any time for all classes. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $2,785 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."

(10) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $1,600 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."

(11) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $2,708 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."

(12) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.70%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.

                    APP A-13

--------------------------------------------------------------------------------

     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.

     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.70%. Excluding investment related expenses, the total annual operating expenses after fee waivers and/or expense reimbursements were 1.70%.

     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

(13) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.

     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.

     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.15%.

     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

(14) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.

     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.

     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.11%.

     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

APP A-14

--------------------------------------------------------------------------------

THE EXPENSES ABOVE WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION. FEES AND WAIVERS ARE SUBJECT TO CHANGE.

The foregoing discussion is qualified in its entirety by the prospectus for each form of Contract and in the event of any conflict between the discussion above and such prospectus, such prospectus shall prevail.

------------

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

                    APP A-15

--------------------------------------------------------------------------------

- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

(4) Dollar cost averaging is not available for Access contracts. InvestEase Program is not available for Select Leaders and Select Dimensions contracts. Asset Rebalancing is called "Automatic Additions" in Select Leaders and Select Dimensions contracts.

                                                        APP B-1

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS

                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   - Guaranteed income   - Guaranteed income   - Guaranteed income
                      for life              for life              for life or a set     for a set time        for a set time
                                            - Potential           time period           period (20 years      period (14 years
                                            automatic annual      - Potential           estimated)            estimated)
                                            Payment Base          automatic annual      - Principal           - Potential step-ups
                                            increases             Benefit Amount        protection            every 5 years
                                            (0 - 10%)             increases                                   - Principal
                                                                  (0 - 10%)                                   protection
DEATH BENEFIT         - Greater of          Same as Lifetime      - Greater of          Not Applicable        Not Applicable
                      Contract Value or     Income Foundation     Contract Value or
                      Premium Payments                            Benefit Amount
                      adjusted for partial                        - Replaces the
                      Surrenders                                  Standard Death
                      - Replaces the                              Benefit
                      Standard Death                              - MAV Plus (MAV
                      Benefit                                     only) may be
                      - MAV Plus (MAV                             purchased with this
                      only) may be                                rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as Lifetime      - Available at        - Available at        - Available at
                      Contract issue only   Income Foundation     Contract issue only   Contract issue or     Contract issue or
                      - Available subject                         - Subject to state    post issue on         post-issue on
                      to state approval                           approval of Lifetime  contracts effective   current products
                                                                  Income Builder II,    on or after 11/1/04   - Plus contracts
                                                                  closed to new         - Plus contracts      must reach the 1st
                                                                  investors             must reach the 1st    anniversary before
                                                                                        anniversary before    adding post-issue.
                                                                                        adding post-issue.
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified,            Qualified,            - Non-Qualified and
                      Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified         Roth IRA -- age 85
                      maximum issue age is  maximum issue age is  maximum issue age is  maximum issue age is  except for Outlook
                      80 for any Covered    75 for any Covered    75                    70                    and Access contracts
                      Life and Annuitant    Life and Annuitant.   (owner(s)/annuitant)  (owner(s)/annuitant)  which have a maximum issue age of 90
                                                                                                              - IRA/Qualified --
                                                                                                              age 80
REVOCABILITY          - Only the Lifetime   - Irrevocable         - Irrevocable         Revocable in writing  Irrevocable
                      Withdrawal Feature    - We may terminate    - We may terminate    anytime after the
                      is revocable by       the Rider upon Owner  the Rider upon Owner  5th anniversary of
                      client, revocation    default               default               the rider effective
                      can be requested in                                               date (6th rider
                      writing anytime                                                   year)
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default

APP B-2

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected
                      with any of the       with any of the       with any of the       with any of the       with any of the
                      following:            following:            following:            following:            following:
                      - Principal First     - Principal First     - Principal First     - Principal First     - Principal First
                      - Principal First     - Principal First     - Principal First     - Lifetime Income     Preferred
                      Preferred             Preferred             Preferred             Builder               - Lifetime Income
                      - Premium Security    - Premium Security    - Premium Security    - Lifetime Income     Builder
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Builder II            - Lifetime Income
                      Builder I             Builder               Builder II            - Lifetime Income     Builder II
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Foundation            - Lifetime Income
                      Builder II            Foundation            Foundation                                  Foundation
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   - 0.40% (40 bps) of   Annual charge of      - Annual charge of
                      the Payment Base      the Payment Base      the Benefit Amount    0.20% (20 bps)        0.50% (50 bps)
                      charged annually on   charged annually on   charged annually on   assessed daily        assessed daily
                      each Contract         the Contract          the contract                                - Can increase the
                      Anniversary (flat     Anniversary (flat     anniversary (flat                           fee on or after the
                      dollar)               dollar)               dollar)                                     5th contract
                                            - Can increase the    - Can increase the                          anniversary and then
                                            fee on or after the   fee on or after the                         every 5 years
                                            5th anniversary from  5th contract                                thereafter only of
                                            the rider effective   anniversary and then                        step-up elected
                                            date and then every   every 5 years                               - Maximum charge of
                                            5 years thereafter    thereafter only if                          0.75%
                                            or upon Covered Life  annual Benefit
                                            changes               Amount increases
                                            - Maximum charge of   elected
                                            0.75%                 - Maximum charge of
                                                                  0.75%
BENEFIT AMOUNT        Not applicable        Not applicable        100% of Premium       - 100% of Premium     - 100% of Premium
                                                                  Payment when added    Payment when added    Payment when added
                                                                  at issue              at issue              at issue
                                                                                        - Contract Value on   - Contract Value on
                                                                                        the rider effective   the rider effective
                                                                                        date when added       date when added
                                                                                        post-issue            post- issue
PAYMENT BASE          100% of Premium       100% of Premium       Not applicable        Not applicable        Not applicable
                      Payment when added    Payment when added
                      at issue              at issue

                                                        APP B-3

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL            - Varies based on:    Same as Lifetime      Not applicable        Not applicable        Not applicable
PERCENTAGE            - attained age of     Income Foundation
                      Relevant Covered
                      Life
                      - survivor option
                      chosen
                      - date of first
                      partial Surrender
                      - Withdrawal Percent
                      for Single Life
                      Option starts at 5%
                      and increases by
                      1/2% for every 5
                      year increment
                      between the Relevant
                      Covered Life's
                      attained ages 60 -
                      80
                      - Withdrawal Percent
                      for Joint/ Spousal
                      Life Option starts
                      at 4.5% and
                      increases by 1/2%
                      for every 5 year
                      increment between
                      the Relevant Covered
                      Life's attained ages
                      60 - 80
                      - The Withdrawal
                      Percent will be set
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

APP B-4

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as Lifetime      PRIOR TO OWNER'S      BEGINNING             BEGINNING
AVAILABLE FOR         WITHDRAWAL YEAR:      Income Foundation     60TH BIRTHDAY:        IMMEDIATELY: Benefit  IMMEDIATELY: Benefit
SURRENDER             Partial                                     Benefit Payments      Payments equal 5% of  Payments equal 7% of
                      Surrenders(1) equal                         equal 5% multiplied   the Benefit Amount    the Benefit Amount
                      either:                                     by the Benefit
                      SINGLE LIFE OPTION                          Amount
                      -- 5% multiplied by                         CONTRACT
                      the greater of                              ANNIVERSARIES
                      Payment Base or                             IMMEDIATELY
                      Contract Value (on                          FOLLOWING THE
                      the Contract                                OWNER'S 60TH
                      Anniversary)                                BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        ELECTED: Lifetime
                      -- 4 1/2% multiplied                        Benefit Payments(2)
                      by the greater of                           equal 5% of the
                      Payment Base or                             Benefit Amount
                      Contract Value (on
                      the Contract
                      Anniversary)
                      DURING AN ELIGIBLE
                      WITHDRAWAL YEAR:
                      Lifetime Benefit
                      Payments equal
                      applicable
                      Withdrawal Percent
                      (varies by option
                      elected, Single Life
                      vs. Joint/Spousal)
                      multiplied by the
                      greater of Payment
                      Base or Contract
                      Value (on the
                      Contract
                      Anniversary)
RMD RESET             - Contracts enrolled  Same as Lifetime      - Contracts enrolled  - Contracts enrolled  - All partial
                      in automatic RMD      Income Foundation     in automatic RMD      in automatic RMD      Surrenders that go
                      (AIP) that go over                          (AIP) that go over    (AIP) that go over    over the 7% allowed
                      the annual Lifetime                         the 5% allowed will   the 5% allowed will   will result in a
                      Benefit Payment                             not result in a       not result in a       reset of the Benefit
                      amount will not                             reset of the Benefit  reset of the Benefit  Amount and possibly
                      result in a reset of                        Payment or Lifetime   Payment amount if no  a reset of the
                      the Lifetime Benefit                        Benefit Payment if    other partial         Benefit Payment
                      Payment if no other                         no other partial      Surrenders have       amount
                      partial Surrenders                          Surrenders have       occurred during the   - NOT 72t/q friendly
                      have occurred during                        occurred during the   Contract Year.
                      the Contract Year                           Contract Year         - NOT 72t/q friendly
                      - NOT 72t/q friendly                        - NOT 72t/q friendly

    (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year, will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.

    (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

                                                        APP B-5

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT            - Not currently       Same as Lifetime      Not currently         - Not currently       None
RESTRICTIONS          enforced              Income Foundation     enforced              enforced
                      - Can be triggered                                                - If the
                      by changes in                                                     restrictions are
                      Covered Life                                                      violated, the
                      - If the                                                          withdrawal feature
                      restrictions are                                                  of this rider will
                      violated, the                                                     be revoked
                      Lifetime Withdrawal
                      Benefit of this
                      rider will be
                      revoked and the
                      Death Benefit only
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      - Ownership changes   - Ownership changes   Same as Principal
                      Life change feature   Life change feature   in the first 12       in the first 12       First Preferred
                      below                 below                 months from the       months from the
                                                                  effective date of     effective date of
                                                                  the rider will have   the rider will have
                                                                  no impact on the      no impact on the
                                                                  rider benefits as     rider benefits as
                                                                  long as age           long as age
                                                                  limitation is met     limitation is met
                                                                  - Ownership changes   - Ownership changes
                                                                  after the first 12    after the first 12
                                                                  months from the       months to someone
                                                                  effective date of     other than the
                                                                  the rider may cause   Spouse will cause a
                                                                  the Benefit Amount,   recalculation of the
                                                                  Benefit Payment and   Benefit Amount
                                                                  Lifetime Benefit
                                                                  Payment to be
                                                                  recalculated
SPOUSAL CONTINUATION  Refer to Spousal      Refer to Spousal      If spousal            There is no option    Spouse may choose to
                      Continuation feature  Continuation feature  continuation is       for the Spouse to     step up the Benefit
                      below                 below                 elected, there may    step up the Benefit   Amount to the
                                                                  be a Benefit Amount   Amount upon Spousal   current Contract
                                                                  increase to equal     Continuation          Value
                                                                  the then current
                                                                  Benefit Amount (this
                                                                  is automatic, NOT
                                                                  elected) providing
                                                                  he/she is younger
                                                                  than 76 years old
                                                                  and the rider is
                                                                  currently available
                                                                  for sale

APP B-6

--------------------------------------------------------------------------------

                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME
                      FOUNDATION -- SINGLE  BUILDER II -- SINGLE     FOUNDATION --         BUILDER II --
FEATURES                  LIFE OPTION           LIFE OPTION       JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION
------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner --    Same as Lifetime      - Natural Owner --    Same as Lifetime
                      Owner and Joint       Income Foundation --  The Covered Life is   Income Foundation --
                      Owner (if any) on     Single Life option    both Spouses (as      Joint/Spousal option
                      rider effective date                        defined by Federal
                      - Non-Natural Owner                         Law)
                      -- the Annuitant on                         - Non-Natural Owner
                      rider effective date                        -- the Annuitant on
                      - All age based                             rider effective date
                      benefit provisions                          - All age based
                      based on the                                provisions based on
                      attained age of the                         the attained age of
                      OLDER Covered Life                          the YOUNGER Covered
                                                                  Life
ISSUE RULES           No Additional         Same as Lifetime      - The sole primary    Same as Lifetime
                      Requirements          Income Foundation --  beneficiary (defined  Income Foundation --
                                            Single Life option    as the individual to  Joint/Spousal option
                                                                  receive the Death
                                                                  Benefit) must be the
                                                                  Owner's Spouse. If
                                                                  the Joint Owner is
                                                                  the Spouse, the
                                                                  primary beneficiary
                                                                  can be someone other
                                                                  than the Spouse
                                                                  - A joint Owner who
                                                                  is not the Owner's
                                                                  Spouse is not
                                                                  allowed.
                                                                  - We reserve the
                                                                  right to prohibit
                                                                  non-natural entities
                                                                  from being listed as
                                                                  Owner
COVERED LIFE CHANGE   - Covered Life        Same as Lifetime      - Covered Life        Same as Lifetime
                      changes within the    Income Foundation --  changes within the    Income Foundation --
                      first 6 months have   Single Life option    first 6 months have   Joint/Spousal option
                      no impact to the                            no impact to the      except Covered Life
                      Death Benefit or                            Death Benefit or      changes within the
                      Payment Base,                               Payment Base,         first 6 months have
                      however, the                                however, the          no impact to the
                      Withdrawal Percent                          Withdrawal Percent    Maximum Contract
                      and Lifetime Benefit                        and Lifetime Benefit  Value
                      Payment may change                          Payment may change
                      based on the                                based on the
                      attained age of new                         attained age of new
                      Relevant Covered                            Relevant Covered
                      Life                                        Life
                      - After the first 6                         - If Owner and their
                      months:                                     Spouse are no longer
                      - Covered Life                              married, for reasons
                      changes will cause a                        other than death,
                      reset in the                                Covered Life changes
                      benefits                                    may occur:
                      - Allow us to impose                        - If Surrenders have
                      investment                                  not been taken,
                      restrictions                                Owner may remove
                      - May cause an                              their Spouse and
                      increase in rider                           replace with new
                      charge                                      Spouse (both events
                                                                  do not need to occur
                                                                  at the same time)(3)
                                                                  - If Surrenders have
                                                                  been taken, Owner
                                                                  may remove their
                                                                  Spouse but may not
                                                                  add a new Spouse
                                                                  - Any other
                                                                  contractual change
                                                                  which causes a
                                                                  change in the
                                                                  Covered Life will
                                                                  cause the Withdrawal
                                                                  Feature to terminate

    (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

                                                        APP B-7

--------------------------------------------------------------------------------

                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME
                      FOUNDATION -- SINGLE  BUILDER II -- SINGLE     FOUNDATION --         BUILDER II --
FEATURES                  LIFE OPTION           LIFE OPTION       JOINT/SPOUSAL OPTION  JOINT/SPOUSAL OPTION
------------------------------------------------------------------------------------------------------------
SPOUSAL CONTINUATION  - We will increase    Same as Lifetime      - We will increase    Same as Lifetime
                      the Contract Value    Income Foundation --  the Contract Value    Income Foundation --
                      to the Death Benefit  Single Life option    to the Death Benefit  Joint/Spousal option
                      value                                       value                 except the Maximum
                      - The Relevant                              - The Spouse may      Contract Value will
                      Covered Life will be                        elect to either:      be the greater of
                      re-determined on the                        A) Continue the       Contract Value or
                      date of the                                 Contract and rider;   Payment Base on the
                      continuation                                or                    continuation date
                      - The Payment Base                          B) Continue the
                      will be set equal to                        contract and revoke
                      the Contract Value,                         the Withdrawal
                      the Death Benefit                           Feature of the rider
                      will be set equal to                        If the Spouse elects
                      the Contract Value                          to continue the
                      and the Lifetime                            Contract and rider:
                      Benefit Payment and                         - The Payment Base
                      Withdrawal Percent                          will be set equal to
                      will be recalculated                        the greater of
                      on the continuation                         Contract Value or
                      date                                        Payment Base on the
                      - If Relevant                               continuation date
                      Covered Life is                             - The Withdrawal
                      greater than or                             Percent will remain
                      equal to 81 at the                          frozen at the
                      time of                                     current Withdrawal
                      continuation, the                           Percent if there
                      Rider will                                  have been partial
                      terminate. The Death                        Surrenders since the
                      Benefit will be                             rider effective
                      equal to the                                date. If not, the
                      Contract Value                              Withdrawal Percent
                                                                  will be based on the
                                                                  attained age of the
                                                                  remaining Covered
                                                                  Life on the Contract
                                                                  Anniversary prior to
                                                                  the first partial
                                                                  Surrender
                                                                  - The Lifetime
                                                                  Benefit Payment will
                                                                  be recalculated to
                                                                  equal the Withdrawal
                                                                  Percent multiplied
                                                                  by the greater of
                                                                  Contract Value or
                                                                  Payment Base on the
                                                                  continuation date

   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

APP C-2

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

                                                                     APP C-3

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the Standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

APP C-4

-------------------------------------------------------------------------------

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the Standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

                                                                     APP C-5

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

APP C-6

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each automatic Benefit Amount increase.

-------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I of The Director M Outlook variable annuity to me at the following address:

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                              Name
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                            Address
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     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                       SERIES I OF THE DIRECTOR M OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $171,201,478; 2005: $95,929,429; and 2004: $34,566,119.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the

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sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.638           $9.737
  Accumulation Unit Value at end of
   period                                    $11.910          $10.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    838              136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.621           $9.734
  Accumulation Unit Value at end of
   period                                    $11.866          $10.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              104
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.612           $9.732
  Accumulation Unit Value at end of
   period                                    $11.844          $10.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.594           $9.729
  Accumulation Unit Value at end of
   period                                    $11.801          $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,080              384
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.594           $9.729
  Accumulation Unit Value at end of
   period                                    $11.801          $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,080              384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.567           $9.724
  Accumulation Unit Value at end of
   period                                    $11.736          $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51                6
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.962          $10.000
  Accumulation Unit Value at end of
   period                                    $13.507          $11.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.946          $10.000
  Accumulation Unit Value at end of
   period                                    $13.462          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.938          $10.000
  Accumulation Unit Value at end of
   period                                    $13.439          $11.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.922          $10.000
  Accumulation Unit Value at end of
   period                                    $13.395          $11.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.922          $10.000
  Accumulation Unit Value at end of
   period                                    $13.395          $11.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.899          $10.000
  Accumulation Unit Value at end of
   period                                    $13.328          $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1

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
                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.038           $9.315
  Accumulation Unit Value at end of
   period                                    $14.678          $11.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,145              706
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.020           $9.312
  Accumulation Unit Value at end of
   period                                    $14.624          $11.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    874              410
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.011           $9.310
  Accumulation Unit Value at end of
   period                                    $14.597          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.992           $9.307
  Accumulation Unit Value at end of
   period                                    $14.544          $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,836            1,938
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.992           $9.307
  Accumulation Unit Value at end of
   period                                    $14.544          $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,836            1,938
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.964           $9.302
  Accumulation Unit Value at end of
   period                                    $14.464          $10.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    539              220
ALLIANCEBERNSTEIN VP SMALL/MID-CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.546           $9.413
  Accumulation Unit Value at end of
   period                                    $11.853          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    369               83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.528           $9.409
  Accumulation Unit Value at end of
   period                                    $11.809          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.520           $9.408
  Accumulation Unit Value at end of
   period                                    $11.787          $10.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.502           $9.405
  Accumulation Unit Value at end of
   period                                    $11.744          $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    367              170
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.502           $9.405
  Accumulation Unit Value at end of
   period                                    $11.744          $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    367              170
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.476           $9.400
  Accumulation Unit Value at end of
   period                                    $11.680          $10.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               34
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.293           $9.626
  Accumulation Unit Value at end of
   period                                    $12.259          $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,530              395

6

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
                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.275           $9.623
  Accumulation Unit Value at end of
   period                                    $12.214          $10.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              234
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.267           $9.621
  Accumulation Unit Value at end of
   period                                    $12.192          $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    235               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.250           $9.618
  Accumulation Unit Value at end of
   period                                    $12.147          $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,811              885
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.250           $9.618
  Accumulation Unit Value at end of
   period                                    $12.147          $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,811              885
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.224           $9.613
  Accumulation Unit Value at end of
   period                                    $12.081          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    239              119
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.320           $9.562
  Accumulation Unit Value at end of
   period                                    $12.414          $11.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,354              748
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.301           $9.559
  Accumulation Unit Value at end of
   period                                    $12.369          $11.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              468
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.292           $9.557
  Accumulation Unit Value at end of
   period                                    $12.346          $11.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    779               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.273           $9.554
  Accumulation Unit Value at end of
   period                                    $12.301          $11.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,032            2,199
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.273           $9.554
  Accumulation Unit Value at end of
   period                                    $12.301          $11.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,032            2,199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.245           $9.549
  Accumulation Unit Value at end of
   period                                    $12.233          $11.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    512              300
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.378           $9.543
  Accumulation Unit Value at end of
   period                                    $12.249          $10.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,476              397
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.361           $9.540
  Accumulation Unit Value at end of
   period                                    $12.204          $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    480              247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.352           $9.538
  Accumulation Unit Value at end of
   period                                    $12.181          $10.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    234               72

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
                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.335           $9.535
  Accumulation Unit Value at end of
   period                                    $12.137          $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,785              897
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.335           $9.535
  Accumulation Unit Value at end of
   period                                    $12.137          $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,785              897
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.309           $9.530
  Accumulation Unit Value at end of
   period                                    $12.070          $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    276              112
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.627           $9.553
  Accumulation Unit Value at end of
   period                                    $11.145          $10.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    547               70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.609           $9.550
  Accumulation Unit Value at end of
   period                                    $11.104          $10.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.600           $9.548
  Accumulation Unit Value at end of
   period                                    $11.084          $10.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.582           $9.545
  Accumulation Unit Value at end of
   period                                    $11.043          $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    556              171
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.582           $9.545
  Accumulation Unit Value at end of
   period                                    $11.043          $10.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    556              171
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.556           $9.540
  Accumulation Unit Value at end of
   period                                    $10.983          $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               27
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.176           $9.318
  Accumulation Unit Value at end of
   period                                    $12.362          $11.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,641              413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.157           $9.314
  Accumulation Unit Value at end of
   period                                    $12.317          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    332              124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.148           $9.313
  Accumulation Unit Value at end of
   period                                    $12.294          $11.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    309               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.129           $9.310
  Accumulation Unit Value at end of
   period                                    $12.249          $11.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,850              700
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.129           $9.310
  Accumulation Unit Value at end of
   period                                    $12.249          $11.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,850              700

8

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.101           $9.305
  Accumulation Unit Value at end of
   period                                    $12.182          $11.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    516              319
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401           $8.953
  Accumulation Unit Value at end of
   period                                    $11.874          $10.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.384           $8.950
  Accumulation Unit Value at end of
   period                                    $11.831          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.375           $8.948
  Accumulation Unit Value at end of
   period                                    $11.809          $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.358           $8.945
  Accumulation Unit Value at end of
   period                                    $11.766          $10.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              158
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.358           $8.945
  Accumulation Unit Value at end of
   period                                    $11.766          $10.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.332           $8.940
  Accumulation Unit Value at end of
   period                                    $11.701          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.699           $4.355
  Accumulation Unit Value at end of
   period                                     $5.119           $4.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,207              380
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.667           $4.331
  Accumulation Unit Value at end of
   period                                     $5.074           $4.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    206              109
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.087           $1.009
  Accumulation Unit Value at end of
   period                                     $1.180           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    676              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.079           $1.003
  Accumulation Unit Value at end of
   period                                     $1.170           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,626            3,125
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.079           $1.003
  Accumulation Unit Value at end of
   period                                     $1.170           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,626            3,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.082           $1.008
  Accumulation Unit Value at end of
   period                                     $1.169           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    611              334

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.259           $1.157
  Accumulation Unit Value at end of
   period                                     $1.393           $1.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55,296           12,076
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.250           $1.151
  Accumulation Unit Value at end of
   period                                     $1.381           $1.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,884            7,910
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.758           $9.910
  Accumulation Unit Value at end of
   period                                    $11.870          $10.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    861              158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.133           $1.045
  Accumulation Unit Value at end of
   period                                     $1.247           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69,351           31,148
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.133           $1.045
  Accumulation Unit Value at end of
   period                                     $1.247           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69,351           31,148
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $0.972
  Accumulation Unit Value at end of
   period                                     $1.155           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,039            4,391
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $3.224           $3.001
  Accumulation Unit Value at end of
   period                                     $3.819           $3.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,978            2,160
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $3.202           $2.984
  Accumulation Unit Value at end of
   period                                     $3.786           $3.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,003
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.205
  Accumulation Unit Value at end of
   period                                     $1.526           $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,480            1,009
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.199
  Accumulation Unit Value at end of
   period                                     $1.513           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33,300           11,903
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.199
  Accumulation Unit Value at end of
   period                                     $1.513           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33,300           11,903
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.287           $1.204
  Accumulation Unit Value at end of
   period                                     $1.512           $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,881            2,508
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.193           $1.147
  Accumulation Unit Value at end of
   period                                     $1.418           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573              381

10

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.143
  Accumulation Unit Value at end of
   period                                     $1.409           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    409              160
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.185           $1.142
  Accumulation Unit Value at end of
   period                                     $1.405           $1.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    374               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.180           $1.138
  Accumulation Unit Value at end of
   period                                     $1.396           $1.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,971              843
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.180           $1.138
  Accumulation Unit Value at end of
   period                                     $1.396           $1.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,971              843
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.180           $1.141
  Accumulation Unit Value at end of
   period                                     $1.392           $1.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    409               76
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.058           $0.937
  Accumulation Unit Value at end of
   period                                     $1.143           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    257              143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.051           $0.932
  Accumulation Unit Value at end of
   period                                     $1.133           $1.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.045           $0.927
  Accumulation Unit Value at end of
   period                                     $1.125           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.038           $0.922
  Accumulation Unit Value at end of
   period                                     $1.115           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227               42
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.038           $0.922
  Accumulation Unit Value at end of
   period                                     $1.115           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.926
  Accumulation Unit Value at end of
   period                                     $1.114           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               95
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.855           $1.723
  Accumulation Unit Value at end of
   period                                     $1.987           $1.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    359              185
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.842           $1.714
  Accumulation Unit Value at end of
   period                                     $1.969           $1.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.199           $1.116
  Accumulation Unit Value at end of
   period                                     $1.280           $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53                5

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.191           $1.110
  Accumulation Unit Value at end of
   period                                     $1.269           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    982              594
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.191           $1.110
  Accumulation Unit Value at end of
   period                                     $1.269           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    982              594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.194           $1.115
  Accumulation Unit Value at end of
   period                                     $1.268           $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               19
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.837           $1.628
  Accumulation Unit Value at end of
   period                                     $2.064           $1.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,154              292
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.824           $1.619
  Accumulation Unit Value at end of
   period                                     $2.045           $1.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    108               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.336           $9.180
  Accumulation Unit Value at end of
   period                                    $11.576          $10.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.791           $1.593
  Accumulation Unit Value at end of
   period                                     $2.002           $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,442              568
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.791           $1.593
  Accumulation Unit Value at end of
   period                                     $2.002           $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,442              568
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.249           $1.113
  Accumulation Unit Value at end of
   period                                     $1.391           $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379               84
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.277           $1.135
  Accumulation Unit Value at end of
   period                                     $1.314           $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,764              992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.268           $1.129
  Accumulation Unit Value at end of
   period                                     $1.303           $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    565              335
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.264           $1.126
  Accumulation Unit Value at end of
   period                                     $1.297           $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.255           $1.119
  Accumulation Unit Value at end of
   period                                     $1.286           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,395            1,850
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.255           $1.119
  Accumulation Unit Value at end of
   period                                     $1.286           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,395            1,850

12

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.125
  Accumulation Unit Value at end of
   period                                     $1.285           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191               86
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.432           $1.148
  Accumulation Unit Value at end of
   period                                     $1.579           $1.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,715            1,702
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.422           $1.142
  Accumulation Unit Value at end of
   period                                     $1.565           $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,064              235
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.611          $11.742
  Accumulation Unit Value at end of
   period                                    $16.063          $14.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.408           $1.133
  Accumulation Unit Value at end of
   period                                     $1.544           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,160            3,838
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.408           $1.133
  Accumulation Unit Value at end of
   period                                     $1.544           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,160            3,838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.449           $1.168
  Accumulation Unit Value at end of
   period                                     $1.585           $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,160            1,327
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.220
  Accumulation Unit Value at end of
   period                                     $1.390           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,969              846
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.262           $1.214
  Accumulation Unit Value at end of
   period                                     $1.378           $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,179              526
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.851          $10.443
  Accumulation Unit Value at end of
   period                                    $11.836          $10.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.239           $1.194
  Accumulation Unit Value at end of
   period                                     $1.348           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,815            1,710
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.239           $1.194
  Accumulation Unit Value at end of
   period                                     $1.348           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,815            1,710
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.242           $1.199
  Accumulation Unit Value at end of
   period                                     $1.348           $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,347              204

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.640           $4.321
  Accumulation Unit Value at end of
   period                                     $5.272           $4.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    670               99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.608           $4.297
  Accumulation Unit Value at end of
   period                                     $5.225           $4.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.943
  Accumulation Unit Value at end of
   period                                     $1.145           $1.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521              498
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.004           $0.938
  Accumulation Unit Value at end of
   period                                     $1.135           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,765            2,169
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.004           $0.938
  Accumulation Unit Value at end of
   period                                     $1.135           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,765            2,169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.006           $0.942
  Accumulation Unit Value at end of
   period                                     $1.134           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    702              590
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.324           $1.153
  Accumulation Unit Value at end of
   period                                     $1.616           $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,022            1,245
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.315           $1.147
  Accumulation Unit Value at end of
   period                                     $1.602           $1.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184              495
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.307           $1.141
  Accumulation Unit Value at end of
   period                                     $1.591           $1.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,738              304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.298           $1.135
  Accumulation Unit Value at end of
   period                                     $1.577           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,056            2,914
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.298           $1.135
  Accumulation Unit Value at end of
   period                                     $1.577           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,056            2,914
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.140
  Accumulation Unit Value at end of
   period                                     $1.577           $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    981              421
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.053           $1.761
  Accumulation Unit Value at end of
   period                                     $2.515           $2.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,858            1,782

14

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.039           $1.752
  Accumulation Unit Value at end of
   period                                     $2.493           $2.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,290            1,098
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.136           $0.976
  Accumulation Unit Value at end of
   period                                     $1.387           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,682              341
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.128           $0.971
  Accumulation Unit Value at end of
   period                                     $1.375           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,069            8,142
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.128           $0.971
  Accumulation Unit Value at end of
   period                                     $1.375           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,069            8,142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.131           $0.975
  Accumulation Unit Value at end of
   period                                     $1.375           $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,516            1,049
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.765           $1.498
  Accumulation Unit Value at end of
   period                                     $2.247           $1.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,648              526
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.753           $1.490
  Accumulation Unit Value at end of
   period                                     $2.227           $1.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    622              212
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.743           $1.482
  Accumulation Unit Value at end of
   period                                     $2.212           $1.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,001               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.731           $1.474
  Accumulation Unit Value at end of
   period                                     $2.193           $1.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,533            2,095
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.731           $1.474
  Accumulation Unit Value at end of
   period                                     $2.193           $1.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,533            2,095
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.736           $1.481
  Accumulation Unit Value at end of
   period                                     $2.192           $1.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    955              170
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.891           $1.871
  Accumulation Unit Value at end of
   period                                     $1.948           $1.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,472            2,184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.878           $1.861
  Accumulation Unit Value at end of
   period                                     $1.931           $1.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    896              605
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.014           $1.005
  Accumulation Unit Value at end of
   period                                     $1.041           $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,832              647

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.061           $1.054
  Accumulation Unit Value at end of
   period                                     $1.088           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,990            4,651
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.061           $1.054
  Accumulation Unit Value at end of
   period                                     $1.088           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,990            4,651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.989
  Accumulation Unit Value at end of
   period                                     $1.016           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    828              626
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.818           $2.811
  Accumulation Unit Value at end of
   period                                     $2.903           $2.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    664              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.799           $2.795
  Accumulation Unit Value at end of
   period                                     $2.878           $2.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172               93
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.280           $1.279
  Accumulation Unit Value at end of
   period                                     $1.315           $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.272
  Accumulation Unit Value at end of
   period                                     $1.303           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,766            1,026
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.272
  Accumulation Unit Value at end of
   period                                     $1.303           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,766            1,026
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.275           $1.278
  Accumulation Unit Value at end of
   period                                     $1.303           $1.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               17
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.140
  Accumulation Unit Value at end of
   period                                     $1.403           $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,123            1,786
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.325           $1.133
  Accumulation Unit Value at end of
   period                                     $1.391           $1.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,386            1,050
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.410          $11.474
  Accumulation Unit Value at end of
   period                                    $14.059          $13.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.312           $1.124
  Accumulation Unit Value at end of
   period                                     $1.373           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,881            7,405
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.312           $1.124
  Accumulation Unit Value at end of
   period                                     $1.373           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,881            7,405

16

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.350           $1.159
  Accumulation Unit Value at end of
   period                                     $1.409           $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,413            1,255
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.463               --  (a)
  Accumulation Unit Value at end of
   period                                     $2.515               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.444               --  (a)
  Accumulation Unit Value at end of
   period                                     $2.493               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.714               --  (a)
  Accumulation Unit Value at end of
   period                                     $1.748               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.701               --  (a)
  Accumulation Unit Value at end of
   period                                     $1.733               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    848               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.701               --  (a)
  Accumulation Unit Value at end of
   period                                     $1.733               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    848               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.687               --  (a)
  Accumulation Unit Value at end of
   period                                     $1.716               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.825           $5.211
  Accumulation Unit Value at end of
   period                                     $6.573           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    941              269
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.785           $5.183
  Accumulation Unit Value at end of
   period                                     $6.515           $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    217              100
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.978           $0.877
  Accumulation Unit Value at end of
   period                                     $1.100           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    675               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.971           $0.872
  Accumulation Unit Value at end of
   period                                     $1.090           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,544            3,903
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.971           $0.872
  Accumulation Unit Value at end of
   period                                     $1.090           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,544            3,903
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.974           $0.876
  Accumulation Unit Value at end of
   period                                     $1.090           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    977              653

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
--------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $3.077           $3.066
  Accumulation Unit Value at end of
   period                                     $3.174           $3.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,682            5,008
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $3.056           $3.049
  Accumulation Unit Value at end of
   period                                     $3.146           $3.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,528            3,209
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.075          $13.053
  Accumulation Unit Value at end of
   period                                    $13.445          $13.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    607              134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.370
  Accumulation Unit Value at end of
   period                                     $1.407           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58,269           27,613
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.370
  Accumulation Unit Value at end of
   period                                     $1.407           $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58,269           27,613
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.456           $1.458
  Accumulation Unit Value at end of
   period                                     $1.489           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,694            3,152
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.080           $1.081
  Accumulation Unit Value at end of
   period                                     $1.105           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29,837            6,100
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.072           $1.075
  Accumulation Unit Value at end of
   period                                     $1.095           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,090            4,210
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.072
  Accumulation Unit Value at end of
   period                                     $1.091           $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,660              640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.061           $1.066
  Accumulation Unit Value at end of
   period                                     $1.081           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31,551           13,440
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.061           $1.066
  Accumulation Unit Value at end of
   period                                     $1.081           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31,551           13,440
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.064           $1.071
  Accumulation Unit Value at end of
   period                                     $1.081           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,695            1,449
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.115           $1.037
  Accumulation Unit Value at end of
   period                                     $1.337           $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,201              343

18

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.107           $1.031
  Accumulation Unit Value at end of
   period                                     $1.325           $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    202               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.101           $1.026
  Accumulation Unit Value at end of
   period                                     $1.316           $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,131              206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.020
  Accumulation Unit Value at end of
   period                                     $1.304           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,300              400
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.020
  Accumulation Unit Value at end of
   period                                     $1.304           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,300              400
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.096           $1.025
  Accumulation Unit Value at end of
   period                                     $1.304           $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709              139
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.385           $1.237
  Accumulation Unit Value at end of
   period                                     $1.622           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,721            1,006
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.375           $1.230
  Accumulation Unit Value at end of
   period                                     $1.608           $1.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,196              225
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.622          $13.976
  Accumulation Unit Value at end of
   period                                    $18.244          $15.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.362           $1.220
  Accumulation Unit Value at end of
   period                                     $1.587           $1.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,536            2,829
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.362           $1.220
  Accumulation Unit Value at end of
   period                                     $1.587           $1.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,536            2,829
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.401           $1.258
  Accumulation Unit Value at end of
   period                                     $1.628           $1.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,341              336
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.538           $9.508
  Accumulation Unit Value at end of
   period                                    $11.889          $10.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.520           $9.505
  Accumulation Unit Value at end of
   period                                    $11.845          $10.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.511           $9.503
  Accumulation Unit Value at end of
   period                                    $11.823          $10.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               12

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.493           $9.500
  Accumulation Unit Value at end of
   period                                    $11.780          $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              415
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.493           $9.500
  Accumulation Unit Value at end of
   period                                    $11.780          $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              415
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.467           $9.495
  Accumulation Unit Value at end of
   period                                    $11.715          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               14
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.211           $9.642
  Accumulation Unit Value at end of
   period                                    $11.511          $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194           $9.638
  Accumulation Unit Value at end of
   period                                    $11.469          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.185           $9.637
  Accumulation Unit Value at end of
   period                                    $11.448          $10.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.168           $9.633
  Accumulation Unit Value at end of
   period                                    $11.406          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               92
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.168           $9.633
  Accumulation Unit Value at end of
   period                                    $11.406          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               92
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.142           $9.628
  Accumulation Unit Value at end of
   period                                    $11.343          $10.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                9
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.946           $9.561
  Accumulation Unit Value at end of
   period                                    $10.702           $9.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    528               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.930           $9.557
  Accumulation Unit Value at end of
   period                                    $10.662           $9.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               74
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.921           $9.556
  Accumulation Unit Value at end of
   period                                    $10.643           $9.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.905           $9.552
  Accumulation Unit Value at end of
   period                                    $10.604           $9.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    552              170
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.905           $9.552
  Accumulation Unit Value at end of
   period                                    $10.604           $9.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    552              170

20

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.880           $9.547
  Accumulation Unit Value at end of
   period                                    $10.545           $9.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               10
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.198           $9.583
  Accumulation Unit Value at end of
   period                                    $11.770          $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,448              183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.181           $9.580
  Accumulation Unit Value at end of
   period                                    $11.727          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              140
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.173           $9.578
  Accumulation Unit Value at end of
   period                                    $11.705          $10.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    571               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.156           $9.575
  Accumulation Unit Value at end of
   period                                    $11.662          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,056              550
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.156           $9.575
  Accumulation Unit Value at end of
   period                                    $11.662          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,056              550
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.130           $9.570
  Accumulation Unit Value at end of
   period                                    $11.598          $10.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    179               68
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.581          $10.000
  Accumulation Unit Value at end of
   period                                    $11.758          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.567          $10.000
  Accumulation Unit Value at end of
   period                                    $11.719          $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.560          $10.000
  Accumulation Unit Value at end of
   period                                    $11.700          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.546          $10.000
  Accumulation Unit Value at end of
   period                                    $11.661          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               63
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.546          $10.000
  Accumulation Unit Value at end of
   period                                    $11.661          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.525          $10.000
  Accumulation Unit Value at end of
   period                                    $11.603          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                5

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530           $9.696
  Accumulation Unit Value at end of
   period                                    $11.159          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    973              216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.512           $9.693
  Accumulation Unit Value at end of
   period                                    $11.118          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283              134
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.504           $9.691
  Accumulation Unit Value at end of
   period                                    $11.097          $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.688
  Accumulation Unit Value at end of
   period                                    $11.057          $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,133              542
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.486           $9.688
  Accumulation Unit Value at end of
   period                                    $11.057          $10.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,133              542
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.460           $9.683
  Accumulation Unit Value at end of
   period                                    $10.996          $10.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    186              104
OPPENHEIMER GLOBAL SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.445           $9.607
  Accumulation Unit Value at end of
   period                                    $13.219          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,030              344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.426           $9.604
  Accumulation Unit Value at end of
   period                                    $13.171          $11.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    500              198
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.417           $9.602
  Accumulation Unit Value at end of
   period                                    $13.147          $11.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.397           $9.599
  Accumulation Unit Value at end of
   period                                    $13.098          $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,945              833
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.397           $9.599
  Accumulation Unit Value at end of
   period                                    $13.098          $11.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,945              833
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369           $9.594
  Accumulation Unit Value at end of
   period                                    $13.026          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    207               97
OPPENHEIMER MAIN STREET FUND(R)
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410           $9.592
  Accumulation Unit Value at end of
   period                                    $11.757          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    202               35

22

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.393           $9.589
  Accumulation Unit Value at end of
   period                                    $11.714          $10.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.384           $9.587
  Accumulation Unit Value at end of
   period                                    $11.692          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.366           $9.584
  Accumulation Unit Value at end of
   period                                    $11.649          $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210               95
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.366           $9.584
  Accumulation Unit Value at end of
   period                                    $11.649          $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.340           $9.579
  Accumulation Unit Value at end of
   period                                    $11.585          $10.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               14
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R)
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.300
  Accumulation Unit Value at end of
   period                                    $12.292          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,022              320
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.875           $9.297
  Accumulation Unit Value at end of
   period                                    $12.247          $10.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    522              180
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.866           $9.295
  Accumulation Unit Value at end of
   period                                    $12.224          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.848           $9.292
  Accumulation Unit Value at end of
   period                                    $12.179          $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,402              793
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.848           $9.292
  Accumulation Unit Value at end of
   period                                    $12.179          $10.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,402              793
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.821           $9.287
  Accumulation Unit Value at end of
   period                                    $12.113          $10.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    264               85
OPPENHEIMER MIDCAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.049           $9.483
  Accumulation Unit Value at end of
   period                                    $11.168          $11.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.031           $9.480
  Accumulation Unit Value at end of
   period                                    $11.127          $11.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.022           $9.478
  Accumulation Unit Value at end of
   period                                    $11.106          $11.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               --

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.003           $9.475
  Accumulation Unit Value at end of
   period                                    $11.065          $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.003           $9.475
  Accumulation Unit Value at end of
   period                                    $11.065          $11.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.975           $9.470
  Accumulation Unit Value at end of
   period                                    $11.005          $10.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.893          $16.626
  Accumulation Unit Value at end of
   period                                    $17.671          $16.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366               90
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.221          $13.029
  Accumulation Unit Value at end of
   period                                    $13.802          $13.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.481          $13.295
  Accumulation Unit Value at end of
   period                                    $14.060          $13.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.607          $16.399
  Accumulation Unit Value at end of
   period                                    $17.285          $16.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    342              147
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.607          $16.399
  Accumulation Unit Value at end of
   period                                    $17.285          $16.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    342              147
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.218          $13.078
  Accumulation Unit Value at end of
   period                                    $13.716          $13.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $32.820          $30.837
  Accumulation Unit Value at end of
   period                                    $36.452          $32.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.927           $9.340
  Accumulation Unit Value at end of
   period                                    $11.004           $9.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.351           $9.744
  Accumulation Unit Value at end of
   period                                    $11.462          $10.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $32.264          $30.415
  Accumulation Unit Value at end of
   period                                    $35.656          $32.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $32.264          $30.415
  Accumulation Unit Value at end of
   period                                    $35.656          $32.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               14

24

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.148           $9.585
  Accumulation Unit Value at end of
   period                                    $11.181          $10.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               32
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $50.684          $47.143
  Accumulation Unit Value at end of
   period                                    $57.815          $50.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.327          $11.482
  Accumulation Unit Value at end of
   period                                    $14.034          $12.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.950          $10.206
  Accumulation Unit Value at end of
   period                                    $12.454          $10.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $49.825          $46.499
  Accumulation Unit Value at end of
   period                                    $56.552          $49.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $49.825          $46.499
  Accumulation Unit Value at end of
   period                                    $56.552          $49.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.736          $10.039
  Accumulation Unit Value at end of
   period                                    $12.149          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               14
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.096          $16.749
  Accumulation Unit Value at end of
   period                                    $24.003          $19.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.233           $7.231
  Accumulation Unit Value at end of
   period                                    $10.328           $8.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    658              324
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.274           $9.029
  Accumulation Unit Value at end of
   period                                    $12.875          $10.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.773          $16.520
  Accumulation Unit Value at end of
   period                                    $23.478          $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,177              552
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.773          $16.520
  Accumulation Unit Value at end of
   period                                    $23.478          $18.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,177              552
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.073           $8.882
  Accumulation Unit Value at end of
   period                                    $12.560          $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283              140

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.700           $8.601
  Accumulation Unit Value at end of
   period                                    $10.876           $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    207               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.711           $5.958
  Accumulation Unit Value at end of
   period                                     $7.509           $6.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.235           $6.428
  Accumulation Unit Value at end of
   period                                     $8.087           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.535           $8.483
  Accumulation Unit Value at end of
   period                                    $10.638           $9.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.535           $8.483
  Accumulation Unit Value at end of
   period                                    $10.638           $9.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.093           $6.323
  Accumulation Unit Value at end of
   period                                     $7.890           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.901          $17.431
  Accumulation Unit Value at end of
   period                                    $21.580          $18.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.395          $16.064
  Accumulation Unit Value at end of
   period                                    $19.821          $17.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.338          $13.249
  Accumulation Unit Value at end of
   period                                    $16.321          $14.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.581          $17.193
  Accumulation Unit Value at end of
   period                                    $21.108          $18.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    166              106
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.581          $17.193
  Accumulation Unit Value at end of
   period                                    $21.108          $18.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    166              106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.057          $13.033
  Accumulation Unit Value at end of
   period                                    $15.921          $14.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               16
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.697          $19.908
  Accumulation Unit Value at end of
   period                                    $26.199          $22.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    721              138

26

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.094          $18.527
  Accumulation Unit Value at end of
   period                                    $24.301          $21.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    206               86
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.154          $17.713
  Accumulation Unit Value at end of
   period                                    $23.195          $20.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.312          $19.636
  Accumulation Unit Value at end of
   period                                    $25.627          $22.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,003              450
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.312          $19.636
  Accumulation Unit Value at end of
   period                                    $25.627          $22.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,003              450
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.760          $17.424
  Accumulation Unit Value at end of
   period                                    $22.627          $19.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    187               67
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.134          $11.639
  Accumulation Unit Value at end of
   period                                    $13.365          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.818          $12.311
  Accumulation Unit Value at end of
   period                                    $14.090          $12.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.657          $11.203
  Accumulation Unit Value at end of
   period                                    $12.801          $11.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.929          $11.480
  Accumulation Unit Value at end of
   period                                    $13.073          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    320               56
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.929          $11.480
  Accumulation Unit Value at end of
   period                                    $13.073          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    320               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.428          $11.020
  Accumulation Unit Value at end of
   period                                    $12.487          $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               10
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.398          $13.196
  Accumulation Unit Value at end of
   period                                    $15.980          $15.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.428           $4.658
  Accumulation Unit Value at end of
   period                                     $5.621           $5.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.379           $5.478
  Accumulation Unit Value at end of
   period                                     $6.601           $6.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.137          $13.016
  Accumulation Unit Value at end of
   period                                    $15.631          $15.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.137          $13.016
  Accumulation Unit Value at end of
   period                                    $15.631          $15.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.255           $5.389
  Accumulation Unit Value at end of
   period                                     $6.439           $6.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $51.952          $46.089
  Accumulation Unit Value at end of
   period                                    $53.906          $51.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.271           $4.682
  Accumulation Unit Value at end of
   period                                     $5.458           $5.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.535           $5.809
  Accumulation Unit Value at end of
   period                                     $6.760           $6.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $51.072          $45.459
  Accumulation Unit Value at end of
   period                                    $52.728          $51.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $51.072          $45.459
  Accumulation Unit Value at end of
   period                                    $52.728          $51.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.407           $5.714
  Accumulation Unit Value at end of
   period                                     $6.595           $6.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.816          $14.064
  Accumulation Unit Value at end of
   period                                    $16.920          $14.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,167              329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.737          $14.008
  Accumulation Unit Value at end of
   period                                    $16.797          $14.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    373              208
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.698          $13.980
  Accumulation Unit Value at end of
   period                                    $16.735          $14.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    185               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.620          $13.924
  Accumulation Unit Value at end of
   period                                    $16.613          $14.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,614              899
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.620          $13.924
  Accumulation Unit Value at end of
   period                                    $16.613          $14.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,614              899

28

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.517          $13.854
  Accumulation Unit Value at end of
   period                                    $16.447          $14.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171               93
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.870          $13.596
  Accumulation Unit Value at end of
   period                                    $16.971          $14.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    405               91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.481
  Accumulation Unit Value at end of
   period                                    $16.772          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.685          $13.454
  Accumulation Unit Value at end of
   period                                    $16.710          $14.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.585          $13.380
  Accumulation Unit Value at end of
   period                                    $16.563          $14.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    617              204
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.585          $13.380
  Accumulation Unit Value at end of
   period                                    $16.563          $14.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    617              204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.467          $13.299
  Accumulation Unit Value at end of
   period                                    $16.380          $14.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               23
VAN KAMPEN UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.052           $9.032
  Accumulation Unit Value at end of
   period                                    $16.270          $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    360              110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.032           $9.029
  Accumulation Unit Value at end of
   period                                    $16.210          $12.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.022           $9.027
  Accumulation Unit Value at end of
   period                                    $16.180          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.002           $9.024
  Accumulation Unit Value at end of
   period                                    $16.121          $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    581              162
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.002           $9.024
  Accumulation Unit Value at end of
   period                                    $16.121          $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    581              162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.972           $9.020
  Accumulation Unit Value at end of
   period                                    $16.032          $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123               82

-------------------------------------------------------------------------------

                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005
---------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.732           $9.494
  Accumulation Unit Value at end of
   period                                    $12.601          $11.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.712           $9.491
  Accumulation Unit Value at end of
   period                                    $12.554          $11.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.703           $9.489
  Accumulation Unit Value at end of
   period                                    $12.531          $11.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.683           $9.486
  Accumulation Unit Value at end of
   period                                    $12.485          $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172               72
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.683           $9.486
  Accumulation Unit Value at end of
   period                                    $12.485          $11.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.654           $9.481
  Accumulation Unit Value at end of
   period                                    $12.417          $11.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               14
VAN KAMPEN UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.911           $9.630
  Accumulation Unit Value at end of
   period                                    $12.952          $10.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.627
  Accumulation Unit Value at end of
   period                                    $12.905          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.884           $9.625
  Accumulation Unit Value at end of
   period                                    $12.881          $10.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.865           $9.622
  Accumulation Unit Value at end of
   period                                    $12.834          $10.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144               61
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.865           $9.622
  Accumulation Unit Value at end of
   period                                    $12.834          $10.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.838           $9.617
  Accumulation Unit Value at end of
   period                                    $12.763          $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               32

(a)  Inception date June 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                      VP BALANCED              VP GLOBAL            ALLIANCEBERNSTEIN
                                    WEALTH STRATEGY         RESEARCH GROWTH          VP INTERNATIONAL
                                       PORTFOLIO               PORTFOLIO             VALUE PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                      --                        --
   Class 1                                      --                      --                        --
   Class II                                     --                      --                        --
   Class 2                                      --                      --                        --
   Class X                                      --                      --                        --
   Class Y                                      --                      --                        --
   Other                                 4,142,611                 297,463                 9,972,881
                                     =============            ============            ==============
  Cost:
   Class I                                      --                      --                        --
   Class 1                                      --                      --                        --
   Class II                                     --                      --                        --
   Class 2                                      --                      --                        --
   Class X                                      --                      --                        --
   Class Y                                      --                      --                        --
   Other                               $48,020,578              $3,712,485              $199,922,503
                                     =============            ============            ==============
  Market Value:
   Class I                                      --                      --                        --
   Class 1                                      --                      --                        --
   Class II                                     --                      --                        --
   Class 2                                      --                      --                        --
   Class X                                      --                      --                        --
   Class Y                                      --                      --                        --
   Other                               $53,066,850              $4,057,399              $246,729,080
 Due from Hartford Life and
  Annuity Insurance Company                 38,999                  10,856                   761,692
 Receivable from fund shares
  sold                                          --                      --                        --
 Other assets                                   --                      --                        --
                                     -------------            ------------            --------------
 Total Assets                           53,105,849               4,068,255               247,490,772
                                     -------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                      --                        --
 Payable for fund shares
  purchased                                 38,999                  10,856                   761,692
 Other liabilities                             107                       3                     4,968
                                     -------------            ------------            --------------
 Total Liabilities                          39,106                  10,859                   766,660
                                     -------------            ------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $53,066,743              $4,057,396              $246,724,112
                                     =============            ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN                                   AMERICAN FUNDS
                                  VP SMALL/MID CAP         ALLIANCEBERNSTEIN           GLOBAL GROWTH
                                   VALUE PORTFOLIO         VP VALUE PORTFOLIO              FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                3,511,966
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                                1,208,071                 6,901,516                       --
                                    =============            ==============            =============
  Cost:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --              $51,845,105
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                              $20,580,128               $91,033,067                       --
                                    =============            ==============            =============
  Market Value:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --              $81,793,691
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                              $21,745,273              $103,177,659                       --
 Due from Hartford Life and
  Annuity Insurance Company                46,811                   324,480                       --
 Receivable from fund shares
  sold                                         --                        --                   30,317
 Other assets                                  --                        --                       --
                                    -------------            --------------            -------------
 Total Assets                          21,792,084               103,502,139               81,824,008
                                    -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                        --                   30,317
 Payable for fund shares
  purchased                                46,811                   324,480                       --
 Other liabilities                            118                     1,164                      293
                                    -------------            --------------            -------------
 Total Liabilities                         46,929                   325,644                   30,610
                                    -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,745,155              $103,176,495              $81,793,398
                                    =============            ==============            =============

                                                              AMERICAN FUNDS            AMERICAN FUNDS
                                    AMERICAN FUNDS            GROWTH-INCOME             INTERNATIONAL
                                     GROWTH FUND                   FUND                      FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                        --
   Class 1                                      --                        --                        --
   Class II                                     --                        --                        --
   Class 2                               7,935,708                11,802,863                 8,593,552
   Class X                                      --                        --                        --
   Class Y                                      --                        --                        --
   Other                                        --                        --                        --
                                    ==============            ==============            ==============
  Cost:
   Class I                                      --                        --                        --
   Class 1                                      --                        --                        --
   Class II                                     --                        --                        --
   Class 2                            $355,478,072              $372,442,168              $129,672,653
   Class X                                      --                        --                        --
   Class Y                                      --                        --                        --
   Other                                        --                        --                        --
                                    ==============            ==============            ==============
  Market Value:
   Class I                                      --                        --                        --
   Class 1                                      --                        --                        --
   Class II                                     --                        --                        --
   Class 2                            $508,520,183              $497,962,794              $188,542,520
   Class X                                      --                        --                        --
   Class Y                                      --                        --                        --
   Other                                        --                        --                        --
 Due from Hartford Life and
  Annuity Insurance Company                 30,683                        --                    43,774
 Receivable from fund shares
  sold                                          --                   158,610                        --
 Other assets                                   --                        --                        --
                                    --------------            --------------            --------------
 Total Assets                          508,550,866               498,121,404               188,586,294
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   158,610                        --
 Payable for fund shares
  purchased                                 30,683                        --                    43,774
 Other liabilities                           1,603                     1,584                       502
                                    --------------            --------------            --------------
 Total Liabilities                          32,286                   160,194                    44,276
                                    --------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $508,518,580              $497,961,210              $188,542,018
                                    ==============            ==============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                              AMERICAN FUNDS
                               GLOBAL SMALL
                              CAPITALIZATION        FIDELITY VIP   FIDELITY VIP
                                   FUND            EQUITY-INCOME      GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                   --             --
   Class 1                                --                   --             --
   Class II                               --                   --             --
   Class 2                         2,503,873                   --             --
   Class X                                --                   --             --
   Class Y                                --                   --             --
   Other                                  --            4,059,447        880,712
                               =============       ==============  =============
  Cost:
   Class I                                --                   --             --
   Class 1                                --                   --             --
   Class II                               --                   --             --
   Class 2                       $36,965,376                   --             --
   Class X                                --                   --             --
   Class Y                                --                   --             --
   Other                                  --         $101,483,063    $29,599,249
                               =============       ==============  =============
  Market Value:
   Class I                                --                   --             --
   Class 1                                --                   --             --
   Class II                               --                   --             --
   Class 2                       $61,695,430                   --             --
   Class X                                --                   --             --
   Class Y                                --                   --             --
   Other                                  --         $105,017,886    $31,194,808
 Due from Hartford Life
  and Annuity Insurance
  Company                                 --              283,074        194,212
 Receivable from fund
  shares sold                         33,559                   --             --
 Other assets                             --                   --             --
                               -------------       --------------  -------------
 Total Assets                     61,728,989          105,300,960     31,389,020
                               -------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life
  and Annuity Insurance
  Company                             33,559                   --             --
 Payable for fund shares
  purchased                               --              283,074        194,212
 Other liabilities                        73                1,413            338
                               -------------       --------------  -------------
 Total Liabilities                    33,632              284,487        194,550
                               -------------       --------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $61,695,357         $105,016,473    $31,194,470
                               =============       ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY VIP    FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND       MID CAP         VALUE STRATEGIES
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                           11,336,144       3,182,456            533,612
                               ==============  ==============       ============
  Cost:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                         $352,221,252    $104,822,079         $6,871,835
                               ==============  ==============       ============
  Market Value:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                         $352,667,431    $108,999,120         $7,193,083
 Due from Hartford Life and
  Annuity Insurance Company         1,323,894         206,651              6,103
 Receivable from fund shares
  sold                                     --              --                 --
 Other assets                              --              --                 --
                               --------------  --------------       ------------
 Total Assets                     353,991,325     109,205,771          7,199,186
                               --------------  --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --              --                 --
 Payable for fund shares
  purchased                         1,323,894         206,651              6,103
 Other liabilities                      7,475           2,159                 95
                               --------------  --------------       ------------
 Total Liabilities                  1,331,369         208,810              6,198
                               --------------  --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $352,659,956    $108,996,961         $7,192,988
                               ==============  ==============       ============

                                      FRANKLIN
                                    SMALL-MID CAP               FRANKLIN                  FRANKLIN
                                       GROWTH               STRATEGIC INCOME           MUTUAL SHARES
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                        --                        --
   Class 1                                     --                 8,230,085                        --
   Class II                                    --                        --                        --
   Class 2                              2,715,057                        --                 9,605,782
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
                                    =============            ==============            ==============
  Cost:
   Class I                                     --                        --                        --
   Class 1                                     --               $95,883,520                        --
   Class II                                    --                        --                        --
   Class 2                            $45,966,870                        --              $137,331,175
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
                                    =============            ==============            ==============
  Market Value:
   Class I                                     --                        --                        --
   Class 1                                     --              $104,768,978                        --
   Class II                                    --                        --                        --
   Class 2                            $60,084,201                        --              $196,630,359
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                        --
 Receivable from fund shares
  sold                                     50,449                    36,749                    88,759
 Other assets                                  24                        30                        --
                                    -------------            --------------            --------------
 Total Assets                          60,134,674               104,805,757               196,719,118
                                    -------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                50,449                    36,749                    88,759
 Payable for fund shares
  purchased                                    --                        --                        --
 Other liabilities                             --                        --                       437
                                    -------------            --------------            --------------
 Total Liabilities                         50,449                    36,749                    89,196
                                    -------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $60,084,225              $104,769,008              $196,629,922
                                    =============            ==============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       TEMPLETON
                                      DEVELOPING                TEMPLETON           HARTFORD
                                        MARKETS                  GROWTH             ADVISERS
                                    SECURITIES FUND          SECURITIES FUND        HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --                  --
   Class 1                               2,667,762                       --                  --
   Class II                                     --                       --                  --
   Class 2                                      --                4,481,662                  --
   Class X                                      --                       --                  --
   Class Y                                      --                       --                  --
   Other                                        --                       --           1,665,978
                                     =============            =============       =============
  Cost:
   Class I                                      --                       --                  --
   Class 1                             $19,861,497                       --                  --
   Class II                                     --                       --                  --
   Class 2                                      --              $50,170,238                  --
   Class X                                      --                       --                  --
   Class Y                                      --                       --                  --
   Other                                        --                       --         $38,620,098
                                     =============            =============       =============
  Market Value:
   Class I                                      --                       --                  --
   Class 1                             $37,135,250                       --                  --
   Class II                                     --                       --                  --
   Class 2                                      --              $71,392,877                  --
   Class X                                      --                       --                  --
   Class Y                                      --                       --                  --
   Other                                        --                       --         $37,648,640
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --              57,103
 Receivable from fund shares
  sold                                         538                   33,508                  --
 Other assets                                   --                       --                  --
                                     -------------            -------------       -------------
 Total Assets                           37,135,788               71,426,385          37,705,743
                                     -------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    538                   33,508                  --
 Payable for fund shares
  purchased                                     --                       --              57,103
 Other liabilities                             164                      362                 597
                                     -------------            -------------       -------------
 Total Liabilities                             702                   33,870              57,700
                                     -------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $37,135,086              $71,392,515         $37,648,043
                                     =============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                       HARTFORD           DIVIDEND AND          HARTFORD
                                  TOTAL RETURN BOND          GROWTH              FOCUS
                                       HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class II                                     --                   --                 --
   Class 2                                      --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Other                                34,195,988           12,952,764            166,100
                                    ==============       ==============       ============
  Cost:
   Class I                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class II                                     --                   --                 --
   Class 2                                      --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Other                              $392,285,511         $285,251,744         $1,704,233
                                    ==============       ==============       ============
  Market Value:
   Class I                                      --                   --                 --
   Class 1                                      --                   --                 --
   Class II                                     --                   --                 --
   Class 2                                      --                   --                 --
   Class X                                      --                   --                 --
   Class Y                                      --                   --                 --
   Other                              $384,292,220         $295,212,884         $1,754,389
 Due from Hartford Life and
  Annuity Insurance Company              1,461,973            1,094,552                747
 Receivable from fund shares
  sold                                          --                   --                 --
 Other assets                                  815                   --                 --
                                    --------------       --------------       ------------
 Total Assets                          385,755,008          296,307,436          1,755,136
                                    --------------       --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   --                 --
 Payable for fund shares
  purchased                              1,461,973            1,094,552                747
 Other liabilities                              --                3,753                 99
                                    --------------       --------------       ------------
 Total Liabilities                       1,461,973            1,098,305                846
                                    --------------       --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $384,293,035         $295,209,131         $1,754,290
                                    ==============       ==============       ============

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL ADVISERS          GLOBAL LEADERS           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                                 494,197                  612,083           28,837,659
                                    ============            =============       ==============
  Cost:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                              $6,219,982              $11,680,084         $372,786,980
                                    ============            =============       ==============
  Market Value:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                              $6,282,563              $12,297,176         $406,145,889
 Due from Hartford Life and
  Annuity Insurance Company                2,996                   28,632            1,634,429
 Receivable from fund shares
  sold                                        --                       --                   --
 Other assets                                 --                      212                   --
                                    ------------            -------------       --------------
 Total Assets                          6,285,559               12,326,020          407,780,318
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                   --
 Payable for fund shares
  purchased                                2,996                   28,632            1,634,429
 Other liabilities                            54                       --                4,376
                                    ------------            -------------       --------------
 Total Liabilities                         3,050                   28,632            1,638,805
                                    ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,282,509              $12,297,388         $406,141,513
                                    ============            =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 HARTFORD             HARTFORD
                                       HARTFORD            GROWTH OPPORTUNITIES      HIGH YIELD
                                    GROWTH HLS FUND              HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                   --
   Class 1                                      --                        --                   --
   Class II                                     --                        --                   --
   Class 2                                      --                        --                   --
   Class X                                      --                        --                   --
   Class Y                                      --                        --                   --
   Other                                 2,104,678                 2,327,696            3,015,224
                                     =============             =============        =============
  Cost:
   Class I                                      --                        --                   --
   Class 1                                      --                        --                   --
   Class II                                     --                        --                   --
   Class 2                                      --                        --                   --
   Class X                                      --                        --                   --
   Class Y                                      --                        --                   --
   Other                               $26,043,158               $71,004,634          $29,242,653
                                     =============             =============        =============
  Market Value:
   Class I                                      --                        --                   --
   Class 1                                      --                        --                   --
   Class II                                     --                        --                   --
   Class 2                                      --                        --                   --
   Class X                                      --                        --                   --
   Class Y                                      --                        --                   --
   Other                               $25,928,122               $70,133,933          $28,185,043
 Due from Hartford Life and
  Annuity Insurance Company                 18,735                     1,977               67,000
 Receivable from fund shares
  sold                                          --                        --                   --
 Other assets                                   --                        --                   --
                                     -------------             -------------        -------------
 Total Assets                           25,946,857                70,135,910           28,252,043
                                     -------------             -------------        -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                   --
 Payable for fund shares
  purchased                                 18,735                     1,977               67,000
 Other liabilities                             588                     2,549                  205
                                     -------------             -------------        -------------
 Total Liabilities                          19,323                     4,526               67,205
                                     -------------             -------------        -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $25,927,534               $70,131,384          $28,184,838
                                     =============             =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD                 HARTFORD
                                                             INTERNATIONAL            INTERNATIONAL
                                      HARTFORD           CAPITAL APPRECIATION         SMALL COMPANY
                                   INDEX HLS FUND              HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Other                                  635,937                3,840,473                2,188,725
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Other                              $20,468,282              $49,956,268              $35,370,196
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Other                              $20,581,672              $54,475,382              $36,711,526
 Due from Hartford Life and
  Annuity Insurance Company                18,998                   11,334                   59,994
 Receivable from fund shares
  sold                                         --                       --                       --
 Other assets                                 457                      751                       --
                                    -------------            -------------            -------------
 Total Assets                          20,601,127               54,487,467               36,771,520
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Payable for fund shares
  purchased                                18,998                   11,334                   59,994
 Other liabilities                             --                       --                      765
                                    -------------            -------------            -------------
 Total Liabilities                         18,998                   11,334                   60,759
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $20,582,129              $54,476,133              $36,710,761
                                    =============            =============            =============

                                  HARTFORD
                               INTERNATIONAL          HARTFORD                 HARTFORD
                               OPPORTUNITIES        MONEY MARKET          MORTGAGE SECURITIES
                                  HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                  --                       --
   Class 1                                 --                  --                       --
   Class II                                --                  --                       --
   Class 2                                 --                  --                       --
   Class X                                 --                  --                       --
   Class Y                                 --                  --                       --
   Other                            7,230,435          73,135,424                1,004,611
                               ==============       =============            =============
  Cost:
   Class I                                 --                  --                       --
   Class 1                                 --                  --                       --
   Class II                                --                  --                       --
   Class 2                                 --                  --                       --
   Class X                                 --                  --                       --
   Class Y                                 --                  --                       --
   Other                         $101,992,803         $73,135,424              $11,366,074
                               ==============       =============            =============
  Market Value:
   Class I                                 --                  --                       --
   Class 1                                 --                  --                       --
   Class II                                --                  --                       --
   Class 2                                 --                  --                       --
   Class X                                 --                  --                       --
   Class Y                                 --                  --                       --
   Other                         $110,045,573         $73,135,424              $10,865,485
 Due from Hartford Life and
  Annuity Insurance Company           394,010                  --                   34,979
 Receivable from fund shares
  sold                                     --             120,188                       --
 Other assets                              --               4,270                       35
                               --------------       -------------            -------------
 Total Assets                     110,439,583          73,259,882               10,900,499
                               --------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             120,188                       --
 Payable for fund shares
  purchased                           394,010                  --                   34,979
 Other liabilities                        857                  --                       --
                               --------------       -------------            -------------
 Total Liabilities                    394,867             120,188                   34,979
                               --------------       -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $110,044,716         $73,139,694              $10,865,520
                               ==============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                       HLS FUND                HLS FUND            HLS FUND
                                   SUB-ACCOUNT (A)            SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                                  355,608                2,150,131             949,723
                                     ============            =============       =============
  Cost:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                               $7,217,359              $46,145,092         $46,498,890
                                     ============            =============       =============
  Market Value:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                               $6,780,323              $44,704,667         $49,930,005
 Due from Hartford Life and
  Annuity Insurance Company                 6,760                   35,683               5,438
 Receivable from fund shares
  sold                                         --                       --                  --
 Other assets                                   2                       --                  --
                                     ------------            -------------       -------------
 Total Assets                           6,787,085               44,740,350          49,935,443
                                     ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                  --
 Payable for fund shares
  purchased                                 6,760                   35,683               5,438
 Other liabilities                             --                    5,271               1,079
                                     ------------            -------------       -------------
 Total Liabilities                          6,760                   40,954               6,517
                                     ------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,780,325              $44,699,396         $49,928,926
                                     ============            =============       =============

(a)  From inception, June 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                           HARTFORD
                                   U.S. GOVERNMENT         HARTFORD         VALUE
                                      SECURITIES             VALUE      OPPORTUNITIES
                                       HLS FUND            HLS FUND       HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                  --             --
   Class 1                                      --                  --             --
   Class II                                     --                  --             --
   Class 2                                      --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Other                                15,063,347           1,417,173      2,779,321
                                    ==============       =============  =============
  Cost:
   Class I                                      --                  --             --
   Class 1                                      --                  --             --
   Class II                                     --                  --             --
   Class 2                                      --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Other                              $166,057,231         $16,987,557    $53,652,655
                                    ==============       =============  =============
  Market Value:
   Class I                                      --                  --             --
   Class 1                                      --                  --             --
   Class II                                     --                  --             --
   Class 2                                      --                  --             --
   Class X                                      --                  --             --
   Class Y                                      --                  --             --
   Other                              $167,600,820         $18,506,186    $54,851,014
 Due from Hartford Life and
  Annuity Insurance Company              1,029,680              97,383        185,413
 Receivable from fund shares
  sold                                          --                  --             --
 Other assets                                  606                  --             --
                                    --------------       -------------  -------------
 Total Assets                          168,631,106          18,603,569     55,036,427
                                    --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                  --             --
 Payable for fund shares
  purchased                              1,029,680              97,383        185,413
 Other liabilities                              --                 862            834
                                    --------------       -------------  -------------
 Total Liabilities                       1,029,680              98,245        186,247
                                    --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $167,601,426         $18,505,324    $54,850,180
                                    ==============       =============  =============


                                      HARTFORD           LORD ABBETT         LORD ABBETT
                                    EQUITY INCOME         ALL VALUE        AMERICA'S VALUE
                                      HLS FUND            PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --                  --
   Class 1                                     --                  --                  --
   Class II                                    --                  --                  --
   Class 2                                     --                  --                  --
   Class X                                     --                  --                  --
   Class Y                                     --                  --                  --
   Other                                1,763,877           1,722,730           1,319,570
                                    =============       =============       =============
  Cost:
   Class I                                     --                  --                  --
   Class 1                                     --                  --                  --
   Class II                                    --                  --                  --
   Class 2                                     --                  --                  --
   Class X                                     --                  --                  --
   Class Y                                     --                  --                  --
   Other                              $22,527,576         $26,211,597         $18,979,501
                                    =============       =============       =============
  Market Value:
   Class I                                     --                  --                  --
   Class 1                                     --                  --                  --
   Class II                                    --                  --                  --
   Class 2                                     --                  --                  --
   Class X                                     --                  --                  --
   Class Y                                     --                  --                  --
   Other                              $25,053,406         $28,390,580         $20,163,024
 Due from Hartford Life and
  Annuity Insurance Company                90,269              80,871              42,819
 Receivable from fund shares
  sold                                         --                  --                  --
 Other assets                                  --                  --                  --
                                    -------------       -------------       -------------
 Total Assets                          25,143,675          28,471,451          20,205,843
                                    -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                  --                  --
 Payable for fund shares
  purchased                                90,269              80,871              42,819
 Other liabilities                            103                 650                 280
                                    -------------       -------------       -------------
 Total Liabilities                         90,372              81,521              43,099
                                    -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $25,053,303         $28,389,930         $20,162,744
                                    =============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      LORD ABBETT              LORD ABBETT               LORD ABBETT
                                    BOND-DEBENTURE              GROWTH AND             LARGE-CAP CORE
                                       PORTFOLIO             INCOME PORTFOLIO             PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class II                                     --                        --                       --
   Class 2                                      --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Other                                 3,442,808                 5,507,902                  911,912
                                     =============            ==============            =============
  Cost:
   Class I                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class II                                     --                        --                       --
   Class 2                                      --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Other                               $41,232,160              $155,748,509              $10,147,049
                                     =============            ==============            =============
  Market Value:
   Class I                                      --                        --                       --
   Class 1                                      --                        --                       --
   Class II                                     --                        --                       --
   Class 2                                      --                        --                       --
   Class X                                      --                        --                       --
   Class Y                                      --                        --                       --
   Other                               $40,762,844              $161,601,845              $11,070,608
 Due from Hartford Life and
  Annuity Insurance Company                155,816                   637,664                   41,481
 Receivable from fund shares
  sold                                          --                        --                       --
 Other assets                                   --                        --                       --
                                     -------------            --------------            -------------
 Total Assets                           40,918,660               162,239,509               11,112,089
                                     -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                       --
 Payable for fund shares
  purchased                                155,816                   637,664                   41,481
 Other liabilities                             627                     1,119                        3
                                     -------------            --------------            -------------
 Total Liabilities                         156,443                   638,783                   41,484
                                     -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $40,762,217              $161,600,726              $11,070,605
                                     =============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS CAPITAL                                       MFS INVESTORS
                                    OPPORTUNITIES             MFS EMERGING             GROWTH STOCK
                                       SERIES                GROWTH SERIES                SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                                  605,009                   538,444                  824,159
                                    =============            ==============            =============
  Cost:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                               $9,084,968               $10,504,177               $7,910,513
                                    =============            ==============            =============
  Market Value:
   Class I                                     --                        --                       --
   Class 1                                     --                        --                       --
   Class II                                    --                        --                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                               $9,383,691               $11,113,484               $8,777,289
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                       --
 Receivable from fund shares
  sold                                      4,064                     2,992                    1,374
 Other assets                                  --                        17                        3
                                    -------------            --------------            -------------
 Total Assets                           9,387,755                11,116,493                8,778,666
                                    -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 4,064                     2,992                    1,374
 Payable for fund shares
  purchased                                    --                        --                       --
 Other liabilities                              5                        --                       --
                                    -------------            --------------            -------------
 Total Liabilities                          4,069                     2,992                    1,374
                                    -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $9,383,686               $11,113,501               $8,777,292
                                    =============            ==============            =============


                                    MFS INVESTORS           MFS TOTAL        EQUITY AND
                                     TRUST SERIES         RETURN SERIES        INCOME
                                     SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                     --              --
   Class 1                                      --                     --              --
   Class II                                     --                     --       1,945,599
   Class 2                                      --                     --              --
   Class X                                      --                     --              --
   Class Y                                      --                     --              --
   Other                                 1,104,643             11,012,977              --
                                    ==============       ================  ==============
  Cost:
   Class I                                      --                     --              --
   Class 1                                      --                     --              --
   Class II                                     --                     --     $23,084,751
   Class 2                                      --                     --              --
   Class X                                      --                     --              --
   Class Y                                      --                     --              --
   Other                               $19,165,661           $206,557,724              --
                                    ==============       ================  ==============
  Market Value:
   Class I                                      --                     --              --
   Class 1                                      --                     --              --
   Class II                                     --                     --     $28,969,975
   Class 2                                      --                     --              --
   Class X                                      --                     --              --
   Class Y                                      --                     --              --
   Other                               $23,959,710           $241,074,067              --
 Due from Hartford Life and
  Annuity Insurance Company                     --                     --              --
 Receivable from fund shares
  sold                                       1,629                 58,967           5,463
 Other assets                                  216                     --              65
                                    --------------       ----------------  --------------
 Total Assets                           23,961,555            241,133,034      28,975,503
                                    --------------       ----------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  1,629                 58,967           5,463
 Payable for fund shares
  purchased                                     --                     --              --
 Other liabilities                              --                    835              --
                                    --------------       ----------------  --------------
 Total Liabilities                           1,629                 59,802           5,463
                                    --------------       ----------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $23,959,926           $241,073,232     $28,970,040
                                    ==============       ================  ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  CORE PLUS
                                    FIXED         EMERGING            EMERGING
                                    INCOME      MARKETS DEBT       MARKETS EQUITY
                                 SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                          12,409,457      1,423,736           1,252,266
   Class 1                                  --             --                  --
   Class II                                 --             --           1,864,043
   Class 2                                  --             --                  --
   Class X                                  --             --                  --
   Class Y                                  --             --                  --
   Other                                    --             --                  --
                                ==============  =============       =============
  Cost:
   Class I                        $139,671,238    $11,359,975         $13,850,234
   Class 1                                  --             --                  --
   Class II                                 --             --         $29,418,623
   Class 2                                  --             --                  --
   Class X                                  --             --                  --
   Class Y                                  --             --                  --
   Other                                    --             --                  --
                                ==============  =============       =============
  Market Value:
   Class I                        $141,467,804    $12,699,729         $24,469,282
   Class 1                                  --             --                  --
   Class II                                 --             --          36,386,124
   Class 2                                  --             --                  --
   Class X                                  --             --                  --
   Class Y                                  --             --                  --
   Other                                    --             --                  --
 Due from Hartford Life and
  Annuity Insurance Company                 --             --             248,153
 Receivable from fund shares
  sold                                  56,659            490                  --
 Other assets                              522             74               1,127
                                --------------  -------------       -------------
 Total Assets                      141,524,985     12,700,293          61,104,686
                                --------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             57,116            490                  --
 Payable for fund shares
  purchased                                 --             --             248,153
 Other liabilities                          --             --                  --
                                --------------  -------------       -------------
 Total Liabilities                      57,116            490             248,153
                                --------------  -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $141,467,869    $12,699,803         $60,856,533
                                ==============  =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                MID CAP     U.S. MID CAP
                               HIGH YIELD       GROWTH          VALUE
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                        2,019,076             --      4,312,960
   Class 1                               --             --             --
   Class II                              --      1,211,610        641,423
   Class 2                               --             --             --
   Class X                               --             --             --
   Class Y                               --             --             --
   Other                                 --             --             --
                              =============  =============  =============
  Cost:
   Class I                      $32,419,532             --    $63,245,628
   Class 1                               --             --             --
   Class II                              --    $14,662,329     11,822,663
   Class 2                               --             --             --
   Class X                               --             --             --
   Class Y                               --             --             --
   Other                                 --             --             --
                              =============  =============  =============
  Market Value:
   Class I                      $27,378,671             --    $85,137,833
   Class 1                               --             --             --
   Class II                              --    $15,048,191     12,623,212
   Class 2                               --             --             --
   Class X                               --             --             --
   Class Y                               --             --             --
   Other                                 --             --             --
 Due from Hartford Life and
  Annuity Insurance Company              --         32,104             --
 Receivable from fund shares
  sold                                7,223             --         38,570
 Other assets                           340             --             --
                              -------------  -------------  -------------
 Total Assets                    27,386,234     15,080,295     97,799,615
                              -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           7,223             --         38,570
 Payable for fund shares
  purchased                              --         32,104             --
 Other liabilities                       --          1,013            592
                              -------------  -------------  -------------
 Total Liabilities                    7,223         33,117         39,162
                              -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities          $27,379,011    $15,047,178    $97,760,453
                              =============  =============  =============

                                       FOCUS              BALANCED        CAPITAL
                                       GROWTH              GROWTH      OPPORTUNITIES
                                  SUB-ACCOUNT (C)        SUB-ACCOUNT    SUB-ACCOUNT
----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --             --
   Class 1                                     --                  --             --
   Class II                                    --                  --             --
   Class 2                                     --                  --             --
   Class X                              7,175,131           2,596,008      1,293,981
   Class Y                              1,975,523           1,630,930      1,020,512
   Other                                       --                  --             --
                                   ==============       =============  =============
  Cost:
   Class I                                     --                  --             --
   Class 1                                     --                  --             --
   Class II                                    --                  --             --
   Class 2                                     --                  --             --
   Class X                           $103,609,217         $31,637,575    $14,248,639
   Class Y                             38,279,351          23,623,944     12,679,364
   Other                                       --                  --             --
                                   ==============       =============  =============
  Market Value:
   Class I                                     --                  --             --
   Class 1                                     --                  --             --
   Class II                                    --                  --             --
   Class 2                                     --                  --             --
   Class X                           $123,771,014         $45,611,854    $16,342,975
   Class Y                             33,820,961          28,573,894     12,674,764
   Other                                       --                  --             --
 Due from Hartford Life and
  Annuity Insurance Company                    --                  --             --
 Receivable from fund shares
  sold                                    169,371              58,360         13,080
 Other assets                               2,404                 505            159
                                   --------------       -------------  -------------
 Total Assets                         157,763,750          74,244,613     29,030,978
                                   --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               169,371              58,360         13,080
 Payable for fund shares
  purchased                                    --                  --             --
 Other liabilities                             --                  --             --
                                   --------------       -------------  -------------
 Total Liabilities                        169,371              58,360         13,080
                                   --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $157,594,379         $74,186,253    $29,017,898
                                   ==============       =============  =============

(c)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 DEVELOPING      FLEXIBLE        DIVIDEND
                                   GROWTH         INCOME          GROWTH
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                          1,414,356      3,511,274       9,759,674
   Class Y                            354,672      3,202,445       2,824,460
   Other                                   --             --              --
                                =============  =============  ==============
  Cost:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                        $22,114,227    $35,067,721    $133,965,980
   Class Y                          6,748,609     23,425,031      40,688,639
   Other                                   --             --              --
                                =============  =============  ==============
  Market Value:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                        $37,183,411    $25,597,187    $176,552,499
   Class Y                          9,171,824     23,281,775      51,037,989
   Other                                   --             --              --
 Due from Hartford Life and
  Annuity Insurance Company                --             --              --
 Receivable from fund shares
  sold                                155,269         21,853         263,433
 Other assets                             215             10           3,992
                                -------------  -------------  --------------
 Total Assets                      46,510,719     48,900,825     227,857,913
                                -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           155,269         21,853         263,433
 Payable for fund shares
  purchased                                --             --              --
 Other liabilities                         --             --              --
                                -------------  -------------  --------------
 Total Liabilities                    155,269         21,853         263,433
                                -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $46,355,450    $48,878,972    $227,594,480
                                =============  =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GLOBAL                             MONEY
                                   EQUITY           GROWTH            MARKET
                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --               --                --
   Class 1                                  --               --                --
   Class II                                 --               --                --
   Class 2                                  --               --                --
   Class X                           2,799,388        1,162,418        42,171,214
   Class Y                             517,076        1,451,160        71,129,066
   Other                                    --               --                --
                               ===============  ===============  ================
  Cost:
   Class I                                  --               --                --
   Class 1                                  --               --                --
   Class II                                 --               --                --
   Class 2                                  --               --                --
   Class X                         $31,981,034      $14,620,117       $42,171,214
   Class Y                           7,396,279       22,552,157        71,129,066
   Other                                    --               --                --
                               ===============  ===============  ================
  Market Value:
   Class I                                  --               --                --
   Class 1                                  --               --                --
   Class II                                 --               --                --
   Class 2                                  --               --                --
   Class X                         $52,544,507      $21,156,017        42,171,214
   Class Y                           9,633,122       26,091,860        71,129,066
   Other                                    --               --                --
 Due from Hartford Life and
  Annuity Insurance Company                 --               --                --
 Receivable from fund shares
  sold                                 135,977              209            86,485
 Other assets                              441              604                 1
                               ---------------  ---------------  ----------------
 Total Assets                       62,314,047       47,248,690       113,386,766
                               ---------------  ---------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            135,977              209            86,485
 Payable for fund shares
  purchased                                 --               --                --
 Other liabilities                          --               --                --
                               ---------------  ---------------  ----------------
 Total Liabilities                     135,977              209            86,485
                               ---------------  ---------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $62,178,070      $47,248,481      $113,300,281
                               ===============  ===============  ================

                                                    EQUALLY            SMALL
                                                    WEIGHTED          COMPANY
                                  UTILITIES         S&P 500           GROWTH
                                 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                --               --
   Class 1                                  --                --               --
   Class II                                 --                --        1,012,460
   Class 2                                  --                --               --
   Class X                           1,889,294         3,182,070               --
   Class Y                             638,095         3,739,941               --
   Other                                    --                --               --
                               ===============  ================  ===============
  Cost:
   Class I                                  --                --               --
   Class 1                                  --                --               --
   Class II                                 --                --      $16,526,315
   Class 2                                  --                --               --
   Class X                         $23,896,022       $41,381,386               --
   Class Y                          12,708,575        77,374,398               --
   Other                                    --                --               --
                               ===============  ================  ===============
  Market Value:
   Class I                                  --                --               --
   Class 1                                  --                --               --
   Class II                                 --                --      $18,163,534
   Class 2                                  --                --               --
   Class X                         $47,780,253       $88,334,265               --
   Class Y                          16,124,662       102,736,180               --
   Other                                    --                --               --
 Due from Hartford Life and
  Annuity Insurance Company                 --                --           18,137
 Receivable from fund shares
  sold                                 129,573           288,295               --
 Other assets                              962             1,648              133
                               ---------------  ----------------  ---------------
 Total Assets                       64,035,450       191,360,388       18,181,804
                               ---------------  ----------------  ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            129,573           288,295               --
 Payable for fund shares
  purchased                                 --                --           18,137
 Other liabilities                          --                --               --
                               ---------------  ----------------  ---------------
 Total Liabilities                     129,573           288,295           18,137
                               ---------------  ----------------  ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $63,905,877      $191,072,093      $18,163,667
                               ===============  ================  ===============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                             OPPENHEIMER
                                   GLOBAL           OPPENHEIMER                CAPITAL
                                  FRANCHISE         MIDCAP FUND           APPRECIATION FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT (D)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --                       --
   Class 1                                 --                 --                       --
   Class II                         2,042,635                 --                       --
   Class 2                                 --                 --                       --
   Class X                                 --                 --                       --
   Class Y                                 --                 --                       --
   Other                                   --             70,017                1,516,627
                                =============       ============            =============
  Cost:
   Class I                                 --                 --                       --
   Class 1                                 --                 --                       --
   Class II                       $28,310,184                 --                       --
   Class 2                                 --                 --                       --
   Class X                                 --                 --                       --
   Class Y                                 --                 --                       --
   Other                                   --         $3,402,215              $58,071,164
                                =============       ============            =============
  Market Value:
   Class I                                 --                 --                       --
   Class 1                                 --                 --                       --
   Class II                       $36,828,702                 --                       --
   Class 2                                 --                 --                       --
   Class X                                 --                 --                       --
   Class Y                                 --                 --                       --
   Other                                   --         $3,514,155              $62,318,202
 Due from Hartford Life and
  Annuity Insurance Company                --              5,139                  295,928
 Receivable from fund shares
  sold                                 44,936                 --                       --
 Other assets                              --                372                       --
                                -------------       ------------            -------------
 Total Assets                      36,873,638          3,519,666               62,614,130
                                =============       ============            =============
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            44,936                 --                       --
 Payable for fund shares
  purchased                                --              5,524                  295,928
 Other liabilities                        263                 --                    2,168
                                -------------       ------------            -------------
 Total Liabilities                     45,199              5,524                  298,096
                                -------------       ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $36,828,439         $3,514,142              $62,316,034
                                =============       ============            =============

(d) Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                OPPENHEIMER                    OPPENHEIMER
                                   GLOBAL       OPPENHEIMER    MAIN STREET
                                 SECURITIES     MAIN STREET     SMALL CAP
                                    FUND           FUND            FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                                 --             --              --
   Class Y                                 --             --              --
   Other                            5,328,068        497,166       6,569,759
                               ==============  =============  ==============
  Cost:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                                 --             --              --
   Class Y                                 --             --              --
   Other                         $176,730,964    $11,008,954    $115,418,360
                               ==============  =============  ==============
  Market Value:
   Class I                                 --             --              --
   Class 1                                 --             --              --
   Class II                                --             --              --
   Class 2                                 --             --              --
   Class X                                 --             --              --
   Class Y                                 --             --              --
   Other                         $194,421,190    $12,220,327    $124,694,024
 Due from Hartford Life and
  Annuity Insurance Company           691,284        171,342         528,735
 Receivable from fund shares
  sold                                     --             --              --
 Other assets                              --             --              --
                               --------------  -------------  --------------
 Total Assets                     195,112,474     12,391,669     125,222,759
                               ==============  =============  ==============
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --              --
 Payable for fund shares
  purchased                           691,284        171,342         528,735
 Other liabilities                      2,594            117           1,625
                               --------------  -------------  --------------
 Total Liabilities                    693,878        171,459         530,360
                               --------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $194,418,596    $12,220,210    $124,692,399
                               ==============  =============  ==============


                                  PUTNAM           PUTNAM GLOBAL
                                DIVERSIFIED            ASSET               PUTNAM GROWTH
                                  INCOME            ALLOCATION               AND INCOME
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                  --                      --
   Class 1                                --                  --                      --
   Class II                               --                  --                      --
   Class 2                                --                  --                      --
   Class X                                --                  --                      --
   Class Y                                --                  --                      --
   Other                           3,444,034             665,672                 276,183
                               =============       =============            ============
  Cost:
   Class I                                --                  --                      --
   Class 1                                --                  --                      --
   Class II                               --                  --                      --
   Class 2                                --                  --                      --
   Class X                                --                  --                      --
   Class Y                                --                  --                      --
   Other                         $29,653,012         $10,255,426              $7,353,166
                               =============       =============            ============
  Market Value:
   Class I                                --                  --                      --
   Class 1                                --                  --                      --
   Class II                               --                  --                      --
   Class 2                                --                  --                      --
   Class X                                --                  --                      --
   Class Y                                --                  --                      --
   Other                         $30,238,620         $11,010,214              $8,108,742
 Due from Hartford Life and
  Annuity Insurance Company          208,744               4,050                  21,653
 Receivable from fund shares
  sold                                    --                  --                      --
 Other assets                              1                  --                      --
                               -------------       -------------            ------------
 Total Assets                     30,447,365          11,014,264               8,130,395
                               =============       =============            ============
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                      --
 Payable for fund shares
  purchased                          208,744               4,050                  21,653
 Other liabilities                        --                 400                   1,035
                               -------------       -------------            ------------
 Total Liabilities                   208,744               4,450                  22,688
                               -------------       -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $30,238,621         $11,009,814              $8,107,707
                               =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    PUTNAM
                                INTERNATIONAL           PUTNAM             PUTNAM
                                    EQUITY            INVESTORS           NEW VALUE
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                 --                  --
   Class 1                                  --                 --                  --
   Class II                                 --                 --                  --
   Class 2                                  --                 --                  --
   Class X                                  --                 --                  --
   Class Y                                  --                 --                  --
   Other                             6,170,015            643,917             954,904
                                ==============       ============       =============
  Cost:
   Class I                                  --                 --                  --
   Class 1                                  --                 --                  --
   Class II                                 --                 --                  --
   Class 2                                  --                 --                  --
   Class X                                  --                 --                  --
   Class Y                                  --                 --                  --
   Other                          $105,005,021         $7,120,418         $16,116,678
                                ==============       ============       =============
  Market Value:
   Class I                                  --                 --                  --
   Class 1                                  --                 --                  --
   Class II                                 --                 --                  --
   Class 2                                  --                 --                  --
   Class X                                  --                 --                  --
   Class Y                                  --                 --                  --
   Other                          $127,349,098         $7,862,226         $17,512,934
 Due from Hartford Life and
  Annuity Insurance Company            426,628              8,332              57,548
 Receivable from fund shares
  sold                                      --                 --                  --
 Other assets                               --                 --                  --
                                --------------       ------------       -------------
 Total Assets                      127,775,726          7,870,558          17,570,482
                                --------------       ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                 --                  --
 Payable for fund shares
  purchased                            426,628              8,332              57,548
 Other liabilities                       2,162                  2                 362
                                --------------       ------------       -------------
 Total Liabilities                     428,790              8,334              57,910
                                --------------       ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $127,346,936         $7,862,224         $17,512,572
                                ==============       ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 PUTNAM
                                        PUTNAM              THE GEORGE PUTNAM             PUTNAM
                                   SMALL CAP VALUE           FUND OF BOSTON               VISTA
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --                      --
   Class 1                                      --                       --                      --
   Class II                                     --                       --                      --
   Class 2                                      --                       --                      --
   Class X                                      --                       --                      --
   Class Y                                      --                       --                      --
   Other                                 4,447,269                1,458,973                 156,902
                                    ==============            =============            ============
  Cost:
   Class I                                      --                       --                      --
   Class 1                                      --                       --                      --
   Class II                                     --                       --                      --
   Class 2                                      --                       --                      --
   Class X                                      --                       --                      --
   Class Y                                      --                       --                      --
   Other                              $101,307,090              $17,088,821              $2,217,253
                                    ==============            =============            ============
  Market Value:
   Class I                                      --                       --                      --
   Class 1                                      --                       --                      --
   Class II                                     --                       --                      --
   Class 2                                      --                       --                      --
   Class X                                      --                       --                      --
   Class Y                                      --                       --                      --
   Other                              $107,935,205              $18,091,268              $2,306,462
 Due from Hartford Life and
  Annuity Insurance Company                423,561                   94,962                      --
 Receivable from fund shares
  sold                                          --                       --                      87
 Other assets                                   --                        3                      --
                                    --------------            -------------            ------------
 Total Assets                          108,358,766               18,186,233               2,306,549
                                    --------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --                      87
 Payable for fund shares
  purchased                                423,562                   94,962                      --
 Other liabilities                           3,673                       --                       1
                                    --------------            -------------            ------------
 Total Liabilities                         427,235                   94,962                      88
                                    --------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $107,931,531              $18,091,271              $2,306,461
                                    ==============            =============            ============


                                       PUTNAM                           GROWTH AND
                                      VOYAGER           ENTERPRISE        INCOME
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --             493,413       1,544,813
   Class 1                                    --                  --              --
   Class II                                   --             353,298       8,127,613
   Class 2                                    --                  --              --
   Class X                                    --                  --              --
   Class Y                                    --                  --              --
   Other                                  84,825                  --              --
                                    ============       =============  ==============
  Cost:
   Class I                                    --         $10,448,397     $24,179,067
   Class 1                                    --                  --              --
   Class II                                   --           5,719,969     143,883,608
   Class 2                                    --                  --              --
   Class X                                    --                  --              --
   Class Y                                    --                  --              --
   Other                              $2,378,819                  --              --
                                    ============       =============  ==============
  Market Value:
   Class I                                    --          $7,682,439     $33,985,903
   Class 1                                    --                  --              --
   Class II                                   --           5,497,326     178,482,374
   Class 2                                    --                  --              --
   Class X                                    --                  --              --
   Class Y                                    --                  --              --
   Other                              $2,550,693                  --              --
 Due from Hartford Life and
  Annuity Insurance Company                  283                  --         137,336
 Receivable from fund shares
  sold                                        --               2,004              --
 Other assets                                 --                  95              --
                                    ------------       -------------  --------------
 Total Assets                          2,550,976          13,181,864     212,605,613
                                    ------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --               2,004              --
 Payable for fund shares
  purchased                                  283                  --         137,336
 Other liabilities                           423                  --           1,896
                                    ------------       -------------  --------------
 Total Liabilities                           706               2,004         139,232
                                    ------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,550,270         $13,179,860    $212,466,381
                                    ============       =============  ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              AGGRESSIVE
                                                      STRATEGIC                 GROWTH
                                   COMSTOCK             GROWTH                PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT (E)           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                 --                      --
   Class 1                                  --                 --                      --
   Class II                         17,382,174            153,736                 263,799
   Class 2                                  --                 --                      --
   Class X                                  --                 --                      --
   Class Y                                  --                 --                      --
   Other                                    --                 --                      --
                                ==============       ============            ============
  Cost:
   Class I                                  --                 --                      --
   Class 1                                  --                 --                      --
   Class II                       $224,354,581         $3,690,160              $1,287,579
   Class 2                                  --                 --                      --
   Class X                                  --                 --                      --
   Class Y                                  --                 --                      --
   Other                                    --                 --                      --
                                ==============       ============            ============
  Market Value:
   Class I                                  --                 --                      --
   Class 1                                  --                 --                      --
   Class II                       $255,517,954         $4,387,628              $1,382,307
   Class 2                                  --                 --                      --
   Class X                                  --                 --                      --
   Class Y                                  --                 --                      --
   Other                                    --                 --                      --
 Due from Hartford Life and
  Annuity Insurance Company            473,329              4,454                      --
 Receivable from fund shares
  sold                                      --                 --                   4,206
 Other assets                               --                  7                       2
                                --------------       ------------            ------------
 Total Assets                      255,991,283          4,392,089               1,386,515
                                --------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                 --                   4,206
 Payable for fund shares
  purchased                            473,329              4,454                      --
 Other liabilities                       3,547                 --                      --
                                --------------       ------------            ------------
 Total Liabilities                     476,876              4,454                   4,206
                                --------------       ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $255,514,407         $4,387,635              $1,382,309
                                ==============       ============            ============

(e)  Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    WELLS FARGO            WELLS FARGO
                                                   ADVANTAGE VT           ADVANTAGE VT
                                 GOVERNMENT      ASSET ALLOCATION         TOTAL RETURN
                                 PORTFOLIO             FUND                 BOND FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (F)        SUB-ACCOUNT (G)
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                --                     --
   Class 1                                 --                --                     --
   Class II                         3,042,026                --                     --
   Class 2                                 --                --                     --
   Class X                                 --                --                     --
   Class Y                                 --                --                     --
   Other                                   --            42,731                 93,631
                               ==============       ===========            ===========
  Cost:
   Class I                                 --                --                     --
   Class 1                                 --                --                     --
   Class II                       $28,261,228                --                     --
   Class 2                                 --                --                     --
   Class X                                 --                --                     --
   Class Y                                 --                --                     --
   Other                                   --          $560,187               $919,016
                               ==============       ===========            ===========
  Market Value:
   Class I                                 --                --                     --
   Class 1                                 --                --                     --
   Class II                       $28,290,838                --                     --
   Class 2                                 --                --                     --
   Class X                                 --                --                     --
   Class Y                                 --                --                     --
   Other                                   --          $603,793               $917,586
 Due from Hartford Life and
  Annuity Insurance Company             6,293                --                  1,482
 Receivable from fund shares
  sold                                     --               101                     --
 Other assets                              16                 3                     67
                               --------------       -----------            -----------
 Total Assets                      28,297,147           603,897                919,135
                               --------------       -----------            -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --               101                     --
 Payable for fund shares
  purchased                             6,293                --                  1,482
 Other liabilities                         --                --                     --
                               --------------       -----------            -----------
 Total Liabilities                      6,293               101                  1,482
                               --------------       -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $28,290,854          $603,796               $917,653
                               ==============       ===========            ===========

                                    WELLS FARGO            WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                   EQUITY INCOME          C&B LARGE CAP         LARGE COMPANY
                                       FUND                VALUE FUND             CORE FUND
                                  SUB-ACCOUNT (H)        SUB-ACCOUNT (I)       SUB-ACCOUNT (J)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                     --                   --
   Class 1                                   --                     --                   --
   Class II                                  --                     --                   --
   Class 2                                   --                     --                   --
   Class X                                   --                     --                   --
   Class Y                                   --                     --                   --
   Other                                 21,140                 84,940                  380
                                    ===========            ===========             ========
  Cost:
   Class I                                   --                     --                   --
   Class 1                                   --                     --                   --
   Class II                                  --                     --                   --
   Class 2                                   --                     --                   --
   Class X                                   --                     --                   --
   Class Y                                   --                     --                   --
   Other                               $357,827               $827,946               $5,046
                                    ===========            ===========             ========
  Market Value:
   Class I                                   --                     --                   --
   Class 1                                   --                     --                   --
   Class II                                  --                     --                   --
   Class 2                                   --                     --                   --
   Class X                                   --                     --                   --
   Class Y                                   --                     --                   --
   Other                               $417,508               $954,722               $5,928
 Due from Hartford Life and
  Annuity Insurance Company                  --                     --                   --
 Receivable from fund shares
  sold                                       73                    134                    1
 Other assets                                --                     --                   --
                                    -----------            -----------             --------
 Total Assets                           417,581                954,856                5,929
                                    -----------            -----------             --------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  73                    134                   --
 Payable for fund shares
  purchased                                  --                     --                   --
 Other liabilities                            1                      2                   --
                                    -----------            -----------             --------
 Total Liabilities                           74                    136                   --
                                    -----------            -----------             --------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $417,507               $954,720               $5,929
                                    ===========            ===========             ========

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                   INTERNATIONAL          LARGE COMPANY
                                     CORE FUND             GROWTH FUND
                                  SUB-ACCOUNT (K)        SUB-ACCOUNT (L)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                                 18,392                 412,149
                                     ==========            ============
  Cost:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $155,163              $3,747,448
                                     ==========            ============
  Market Value:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $181,532              $3,952,513
 Due from Hartford Life and
  Annuity Insurance Company                  --                   6,646
 Receivable from fund shares
  sold                                       30                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           181,562               3,959,159
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  30                      --
 Payable for fund shares
  purchased                                  --                   6,646
 Other liabilities                           --                      16
                                     ----------            ------------
 Total Liabilities                           30                   6,662
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $181,532              $3,952,497
                                     ==========            ============

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT         WELLS FARGO
                                    ADVANTAGE VT             SMALL CAP          ADVANTAGE VT
                                 MONEY MARKET FUND          GROWTH FUND        DISCOVERY FUND
                                  SUB-ACCOUNT (M)         SUB-ACCOUNT (N)      SUB-ACCOUNT (O)
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                    --
   Class 1                                    --                      --                    --
   Class II                                   --                      --                    --
   Class 2                                    --                      --                    --
   Class X                                    --                      --                    --
   Class Y                                    --                      --                    --
   Other                               1,843,360                 240,957                 9,870
                                    ============            ============            ==========
  Cost:
   Class I                                    --                      --                    --
   Class 1                                    --                      --                    --
   Class II                                   --                      --                    --
   Class 2                                    --                      --                    --
   Class X                                    --                      --                    --
   Class Y                                    --                      --                    --
   Other                              $1,843,360              $2,117,213              $150,887
                                    ============            ============            ==========
  Market Value:
   Class I                                    --                      --                    --
   Class 1                                    --                      --                    --
   Class II                                   --                      --                    --
   Class 2                                    --                      --                    --
   Class X                                    --                      --                    --
   Class Y                                    --                      --                    --
   Other                              $1,843,360              $2,399,928              $162,259
 Due from Hartford Life and
  Annuity Insurance Company                   --                   4,572                   181
 Receivable from fund shares
  sold                                       270                      --                    --
 Other assets                                 66                      --                     2
                                    ------------            ------------            ----------
 Total Assets                          1,843,696               2,404,500               162,442
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  270                      --                    --
 Payable for fund shares
  purchased                                   --                   4,572                   180
 Other liabilities                            --                      28                    --
                                    ------------            ------------            ----------
 Total Liabilities                           270                   4,600                   180
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,843,426              $2,399,900              $162,262
                                    ============            ============            ==========

                                        WELLS FARGO
                               WELLS FARGO ANTAGE VT          WELLS FARGO
                               ADVANTAGE VT /MID CAP          ADVANTAGE VT
                               DISCOVERY FUND  FUND         OPPORTUNITY FUND
                             SUB-ACCOUNT (O)
-----------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                    --
   Class 1                                       --                    --
   Class II                                      --                    --
   Class 2                                       --                    --
   Class X                                       --                    --
   Class Y                                       --                    --
   Other                                     15,435                 4,766
                                         ==========            ==========
  Cost:
   Class I                                       --                    --
   Class 1                                       --                    --
   Class II                                      --                    --
   Class 2                                       --                    --
   Class X                                       --                    --
   Class Y                                       --                    --
   Other                                   $208,076              $115,418
                                         ==========            ==========
  Market Value:
   Class I                                       --                    --
   Class 1                                       --                    --
   Class II                                      --                    --
   Class 2                                       --                    --
   Class X                                       --                    --
   Class Y                                       --                    --
   Other                                   $204,823              $114,485
 Due from Hartford Life and
  Annuity Insurance Company                      --                    --
 Receivable from fund shares
  sold                                           28                    --
 Other assets                                    --                    --
                                         ----------            ----------
 Total Assets                               204,851               114,485
                                         ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      29                    22
 Payable for fund shares
  purchased                                      --                    --
 Other liabilities                                2                    --
                                         ----------            ----------
 Total Liabilities                               31                    22
                                         ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                     $204,820              $114,463
                                         ==========            ==========

(m) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(q) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VP Balanced Wealth Strategy Portfolio -- Class
 B                                                                     4,460,679    $11.725104  to     $12.097214     $53,066,743
AllianceBernstein VP Global Research Growth Portfolio -- Class B         300,614     13.327881  to      13.699024       4,057,396
AllianceBernstein VP International Value Portfolio -- Class B         16,808,617     14.464028  to      14.909092     246,423,423
AllianceBernstein VP Small/Mid Cap Value Portfolio -- Class B          1,817,311     11.668764  to      12.039175      21,519,101
AllianceBernstein VP Value Portfolio -- Class B                        8,401,492     12.069459  to      12.452476     102,888,527
American Funds Global Growth Fund -- Class 2                           6,908,287      1.666306  to      15.880469      81,749,215
American Funds Growth Fund -- Class 2                                 47,991,461      1.394084  to      14.449124     508,413,574
American Funds Growth-Income Fund -- Class 2                          37,227,352      1.335895  to      14.243630     497,883,653
American Funds International Fund -- Class 2                          15,663,802      1.773408  to      16.442063     188,515,377
American Funds Global Small Capitalization Fund -- Class 2             3,754,997      2.063188  to      21.237999      61,695,357
Fidelity VIP Equity-Income Fund -- Class SRV2                          8,578,364     12.058974  to      12.441638     104,976,398
Fidelity VIP Growth Portfolio -- Class SRV2                            2,800,507     10.972432  to      11.320706      31,188,907
Fidelity VIP Contrafund -- Class SRV2                                 28,394,766     12.221659  to      12.609462     352,422,149
Fidelity VIP Mid Cap Portfolio -- Class SRV2                           8,794,436     12.170682  to      12.556903     108,590,109
Fidelity VIP Value Strategies Portfolio -- Class SRV2                    607,783     11.690429  to      12.061412       7,192,988
Franklin Small-Mid Cap Growth Securities Fund -- Class 2               7,181,154      1.177813  to      13.557262      60,079,649
Franklin Strategic Income Fund -- Class 1                              7,235,285      1.425577  to      15.566184     104,755,476
Franklin Mutual Shares Securities Fund -- Class 2                     11,928,817      1.496340  to      17.516094     196,573,758
Templeton Developing Markets Securities Fund -- Class 1                1,791,126      2.681166  to      23.562672      37,135,086
Templeton Growth Securities Fund -- Class 2                            4,775,395      1.507218  to      15.976700      71,359,884
Hartford Advisors HLS Fund -- Class IA                                25,174,380      1.165942  to       5.239892      37,603,713
Hartford Total Return Bond HLS Fund -- Class IA                      218,654,860      1.402093  to      13.445086     384,050,017
Hartford Dividend and Growth HLS Fund -- Class IA                    158,705,009      1.507834  to       3.909317     295,070,267
Hartford Focus HLS Fund -- Class IA                                    1,529,948      1.111231  to       1.189811       1,754,290
Hartford Global Advisers HLS Fund -- Class IA                          4,406,491      1.268352  to       2.033530       6,282,509
Hartford Global Leaders HLS Fund -- Class IA                           6,641,218      1.391475  to      11.575757      12,297,388
Hartford Disciplined Equity HLS Fund -- Class IA                     313,185,064      1.155024  to      11.870122     405,945,287
Hartford Growth HLS Fund -- Class IA                                  19,648,295      1.281369  to       1.359730      25,922,057
Hartford Growth Opportunities HLS Fund -- Class IA                    43,723,641      1.539407  to      16.063468      70,131,384
Hartford High Yield HLS Fund -- Class IA                              20,169,262      1.343949  to      11.835874      28,178,556
Hartford Index HLS Fund -- Class IA                                   14,172,094      1.101548  to       5.396069      20,582,129
Hartford International Capital Appreciation HLS Fund -- Class IA      33,557,741      1.576637  to       1.683127      54,470,303
Hartford International Small Company HLS Fund -- Class IA             16,433,229      2.192075  to       2.340119      36,687,864
Hartford International Opportunities HLS Fund -- Class IA             69,600,272      1.363263  to       2.574550     110,000,215
Hartford Money Market HLS Fund -- Class IA                            57,955,937      1.014418  to       1.994415      73,130,315
Hartford Mortgage Securities HLS Fund -- Class IA                      6,923,296      1.298821  to       2.971599      10,815,927
Hartford Small Company HLS Fund -- Class IA                            3,684,759      1.561458  to       2.574772       6,591,195
Hartford SmallCap Growth HLS Fund -- Class IA                         31,350,148      1.368314  to      14.059456      44,635,987
Hartford Stock HLS Fund -- Class IA                                   38,140,243      1.065889  to       6.727823      49,928,926
Hartford U.S. Government Securities HLS Fund -- Class IA             151,773,123      1.077424  to       1.143295     167,461,980
Hartford Value HLS Fund -- Class IA                                   13,890,484      1.299885  to       1.391771      18,505,324
Hartford Value Opportunities HLS Fund -- Class IA                     32,924,690      1.581718  to      18.243700      54,850,180
Hartford Equity Income HLS Fund -- Class IA                           17,568,972      1.389511  to       1.452696      25,048,712
Lord Abbett All Value Portfolio -- Class VC                            2,377,799     11.704297  to      12.075767      28,384,516
Lord Abbett America's Value Portfolio -- Class VC                      1,738,865     11.343054  to      11.692294      20,154,227
Lord Abbett Bond-Debenture Portfolio -- Class VC                       3,797,644     10.535676  to      10.870047      40,758,390

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio -- Class VC                   13,708,508    $11.587688  to     $11.955476    $161,600,726
Lord Abbett Large-Cap Core Portfolio -- Class VC                         938,897     11.602501  to      11.925730      11,070,605
MFS Capital Opportunities Series -- Class INIT                         1,300,401      1.108918  to       9.519116       9,383,404
MFS Emerging Growth Series -- Class INIT                               1,887,087      1.140051  to       8.582192      11,113,217
MFS Investors Growth Stock Series -- Class INIT                        1,262,718      1.054520  to       8.484512       8,777,292
MFS Investors Trust Series -- Class INIT                               2,500,109      1.222627  to       9.881592      23,959,926
MFS Total Return Series -- Class INIT                                 17,455,668      1.292758  to      14.451327     241,057,529
Equity and Income -- Class II                                          1,971,100     14.380670  to      14.957667      28,970,040
Core Plus Fixed Income -- Class I                                     11,222,347      1.191205  to      14.041834     141,439,723
Emerging Markets Debt -- Class I                                         682,701      1.697139  to      22.308553      12,699,803
Emerging Markets Equity -- Class I                                     1,167,292      2.581713  to      22.911995      24,464,570
Emerging Markets Equity -- Class II                                    2,240,728     16.032361  to      16.525505      36,387,348
High Yield -- Class I                                                  2,529,107      1.355279  to      11.450139      27,379,011
Mid Cap Growth -- Class II                                             1,191,841     12.405408  to      12.799102      15,047,178
U.S. Mid Cap Value -- Class I                                          5,298,890      1.462788  to      20.011935      85,120,969
U.S. Mid Cap Value -- Class II                                           975,318     12.751445  to      13.156067      12,622,523
Focus Growth -- Class X                                                9,593,226      1.100382  to      28.412686     123,447,919
Focus Growth -- Class Y                                                4,856,272      6.733865  to       7.083748      33,820,118
Balanced Growth -- Class X                                             3,886,905      1.322920  to      25.525698      45,403,629
Balanced Growth -- Class Y                                             2,029,572     13.634590  to      14.342822      28,572,789
Capital Opportunities -- Class X                                       1,771,012      1.280881  to      12.161643      16,338,688
Capital Opportunities -- Class Y                                       2,788,268      4.405475  to       4.634341      12,674,766
Developing Growth -- Class X                                           2,322,577      1.589383  to      33.540696      37,081,038
Developing Growth -- Class Y                                             985,570      9.042643  to       9.512393       9,171,579
Flexible Income -- Class X                                             2,614,030      1.363163  to      14.491175      25,465,008
Flexible Income -- Class Y                                             2,022,706     11.173114  to      11.753511      23,281,789
Dividend Growth -- Class X                                            12,079,696      1.191924  to      29.662158     175,903,122
Dividend Growth -- Class Y                                             4,082,243     12.119250  to      12.748835      51,036,984
Global Equity -- Class X                                               4,281,329      1.475550  to      22.566843      52,407,923
Global Equity -- Class Y                                                 895,612     10.431601  to      10.973461       9,633,110
Growth -- Class X                                                      1,878,388      1.143977  to      20.422848      20,961,334
Growth -- Class Y                                                      3,681,922      6.926968  to       7.286850      26,091,996
Money Market -- Class X                                                3,995,582      1.035260  to      13.370650      42,085,300
Money Market -- Class Y                                                6,934,455     10.017061  to      10.537460      71,129,067
Utilities -- Class X                                                   2,739,196      1.591089  to      32.024084      47,637,721
Utilities -- Class Y                                                   1,583,356      9.826005  to      10.336241      16,124,583
Equally-Weighted S&P 500 -- Class X                                    5,093,016      1.491047  to      36.673529      88,115,433
Equally-Weighted S&P 500 -- Class Y                                    6,470,862     15.474905  to      16.278670     102,735,938
Small Company Growth -- Class II                                       1,338,986     13.361686  to      13.772179      18,163,667
Global Franchise -- Class II                                           2,094,193     17.253444  to      17.945559      36,828,439
Oppenheimer Midcap Fund -- Class SRV                                     315,065     10.994400  to      11.343436       3,514,142
Oppenheimer Capital Appreciation Fund -- Class SRV                     5,584,079     10.985837  to      11.334601      62,251,783
Oppenheimer Global Securities Fund -- Class SRV                       14,691,818     13.026465  to      13.427502     194,295,733
Oppenheimer Main Street Fund -- Class SRV                              1,040,560     11.574490  to      11.941867      12,220,210
Oppenheimer Main Street Small Cap Fund -- Class SRV                   10,153,980     12.101367  to      12.485517     124,650,956
Putnam Diversified Income Fund -- Class IB                             1,806,125     13.549381  to      18.253223      30,238,621
Putnam Global Asset Allocation Fund -- Class IB                          512,521     11.003806  to      37.652345      11,009,814
Putnam Growth and Income Fund -- Class IB                                277,515     12.148945  to      59.718647       8,107,707

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Equity Fund -- Class IB                           7,258,547    $10.327876  to     $24.793041    $127,292,166
Putnam Investors Fund -- Class IB                                        802,081      7.371757  to      11.233877       7,862,224
Putnam New Value Fund -- Class IB                                        830,343     15.897471  to      22.290074      17,512,572
Putnam Small Cap Value Fund -- Class IB                                4,225,245     22.593352  to      27.061733     107,899,816
Putnam The George Putnam Fund of Boston -- Class IB                    1,345,482     12.487367  to      14.235201      18,085,656
Putnam Vista Fund -- Class IB                                            206,960      5.518537  to      16.505957       2,306,461
Putnam Voyager Fund -- Class IB                                          191,846      5.358460  to      55.681359       2,550,270
Enterprise -- Class I                                                  1,083,308      1.048697  to       8.964124       7,672,780
Enterprise -- Class II                                                   921,657      5.776113  to       6.076283       5,497,343
Growth and Income -- Class I                                           3,246,628      1.440032  to      16.541422      33,923,694
Growth and Income -- Class II                                         10,681,702     16.260056  to      17.104494     178,429,478
Comstock -- Class II                                                  15,259,048     16.327017  to      17.045194     255,476,442
Strategic Growth -- Class II                                             335,292     12.838045  to      13.353671       4,387,635
Aggressive Growth Portfolio -- Class II                                  115,061     11.826680  to      12.190083       1,382,309
Government Portfolio -- Class II                                       2,759,946     10.105234  to      10.410536      28,290,854
Wells Fargo Advantage VT Asset Allocation Fund                           470,140      1.275133  to       1.332802         603,796
Wells Fargo Advantage VT Total Return Bond Fund                          788,276      1.146053  to       1.197937         917,653
Wells Fargo Advantage VT Equity Income Fund                              305,042      1.356942  to       1.418348         417,507
Wells Fargo Advantage VT C&B Large Cap Value Fund                        733,740      1.278026  to       1.335887         954,720
Wells Fargo Advantage VT Large Company Core Fund                           5,244      1.130449  to       1.130449           5,929
Wells Fargo Advantage VT International Core Fund                         128,944      1.401778  to       1.433665         181,532
Wells Fargo Advantage VT Large Company Growth Fund                     3,764,738      1.033116  to       1.079893       3,952,497
Wells Fargo Advantage VT Money Market Fund                             1,832,890      0.991445  to       1.036346       1,843,426
Wells Fargo Advantage VT Small Cap Growth Fund                         1,737,536      1.359239  to       1.420762       2,399,900
Wells Fargo Advantage VT Discovery Fund                                   12,779     12.580387  to      12.771333         162,262
Wells Fargo Advantage VT Small/Mid Cap Value Fund                         14,896     13.587309  to      13.859145         204,820
Wells Fargo Advantage VT Opportunity Fund                                  9,531     11.911783  to      12.054296         114,463
DEFERRED ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
AllianceBernstein VP International Value Portfolio -- Class B             20,229     14.799979  to      14.909092         300,689
AllianceBernstein VP Small/Mid Cap Value Portfolio -- Class B             18,797     11.950981  to      12.039175         226,054
AllianceBernstein VP Value Portfolio -- Class B                           23,155     12.361281  to      12.452476         287,968
American Funds Global Growth Fund -- Class 2                               2,782     15.880469  to      15.880469          44,183
American Funds Growth Fund -- Class 2                                      8,939     10.000324  to      14.449124         105,006
American Funds Growth-Income Fund -- Class 2                               5,475     14.009933  to      14.243630          77,557
American Funds International Fund -- Class 2                               2,016     11.361976  to      16.442063          26,641
Fidelity VIP Equity-Income Fund -- Class SRV2                              3,245     12.350535  to      12.350535          40,075
Fidelity VIP Growth Portfolio -- Class SRV2                                  495     11.237773  to      11.237773           5,563
Fidelity VIP Contrafund -- Class SRV2                                     18,859     12.609462  to      12.609462         237,807
Fidelity VIP Mid Cap Portfolio -- Class SRV2                              32,404     12.464942  to      12.556903         406,852
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                     572      7.745112  to      13.557262           4,576
Franklin Strategic Income Fund -- Class 1                                    869     15.566184  to      15.566184          13,532
Franklin Mutual Shares Securities Fund -- Class 2                          3,208     17.282141  to      17.516094          56,164
Templeton Growth Securities Fund -- Class 2                                2,042     15.976700  to      15.976700          32,631
Hartford Advisors HLS Fund -- Class IA                                    37,158      1.192989  to       1.192989          44,330
Hartford Total Return Bond HLS Fund -- Class IA                          160,779      1.511505  to       1.511505         243,018
Hartford Dividend and Growth HLS Fund -- Class IA                         85,015      1.633404  to       1.633404         138,864

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE#        FAIR VALUE#     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA                         167,391     $1.172258  to      $1.172258        $196,226
Hartford Growth HLS Fund -- Class IA                                       4,081      1.342101  to       1.342101           5,477
Hartford High Yield HLS Fund -- Class IA                                   4,592      1.368169  to       1.368169           6,282
Hartford International Capital Appreciation HLS Fund -- Class IA           3,516      1.658052  to       1.658052           5,830
Hartford International Small Company HLS Fund -- Class IA                  9,932      2.305259  to       2.305259          22,897
Hartford International Opportunities HLS Fund -- Class IA                 32,356      1.375353  to       1.375353          44,501
Hartford Money Market HLS Fund -- Class IA                                 8,206      1.142958  to       1.142958           9,379
Hartford Mortgage Securities HLS Fund -- Class IA                         36,410      1.362058  to       1.362058          49,593
Hartford Small Company HLS Fund -- Class IA                              117,333      1.611899  to       1.611899         189,130
Hartford SmallCap Growth HLS Fund -- Class IA                             43,786      1.433212  to       1.451976          63,409
Hartford U.S. Government Securities HLS Fund -- Class IA                 123,566      1.128516  to       1.128516         139,446
Hartford Equity Income HLS Fund -- Class IA                                3,192      1.438253  to       1.438253           4,591
Lord Abbett All Value Portfolio -- Class VC                                  452     11.987317  to      11.987317           5,414
Lord Abbett America's Value Portfolio -- Class VC                            734     11.606671  to      11.606671           8,517
Lord Abbett Bond-Debenture Portfolio -- Class VC                             355     10.790422  to      10.790422           3,827
MFS Capital Opportunities Series -- Class INIT                                30      9.519116  to       9.519116             282
MFS Emerging Growth Series -- Class INIT                                      33      8.582192  to       8.582192             284
MFS Total Return Series -- Class INIT                                      1,087     14.428271  to      14.451327          15,703
Core Plus Fixed Income -- Class I                                          2,004     14.041834  to      14.041834          28,146
Emerging Markets Equity -- Class I                                           201     22.911995  to      22.911995           4,615
U.S. Mid Cap Value -- Class I                                                940     14.391472  to      18.429393          16,961
Focus Growth -- Class X                                                   11,453     28.412686  to      28.412686         325,408
Focus Growth -- Class Y                                                      132      7.083748  to       7.083748             934
Balanced Growth -- Class X                                                 8,177     25.525698  to      25.525698         208,733
Balanced Growth -- Class Y                                                    77     14.342822  to      14.342822           1,102
Capital Opportunities -- Class X                                             365     12.161643  to      12.161643           4,444
Developing Growth -- Class X                                               3,066     33.540696  to      33.540696         102,833
Flexible Income -- Class X                                                 9,121     14.491175  to      14.491175         132,175
Dividend Growth -- Class X                                                22,027     29.662158  to      29.662158         653,370
Dividend Growth -- Class Y                                                    79     12.748835  to      12.748835           1,004
Global Equity -- Class X                                                   6,072     22.566843  to      22.566843         137,037
Growth -- Class X                                                          9,556     20.422848  to      20.422848         195,151
Money Market -- Class X                                                    6,426     13.370650  to      13.370650          85,914
Utilities -- Class X                                                       4,483     32.024084  to      32.024084         143,573
Equally-Weighted S&P 500 -- Class X                                        6,019     36.673529  to      36.673529         220,722
Oppenheimer Capital Appreciation Fund -- Class SRV                         5,710     11.251567  to      11.251567          64,251
Oppenheimer Global Securities Fund -- Class SRV                            9,150     13.427502  to      13.427502         122,863
Oppenheimer Main Street Small Cap Fund -- Class SRV                        3,344     12.394049  to      12.394049          41,443
Putnam International Equity Fund -- Class IB                               2,237     24.484787  to      24.484787          54,770
Putnam Small Cap Value Fund -- Class IB                                    1,187     26.725337  to      26.725337          31,715
Putnam The George Putnam Fund of Boston -- Class IB                          412     13.633514  to      13.633514           5,615
Enterprise -- Class I                                                      1,116      8.727171  to       8.727171           9,737
Growth and Income -- Class I                                               3,808     16.266401  to      16.266401          61,944
Growth and Income -- Class II                                              2,999     17.096545  to      17.096545          51,265
Comstock -- Class II                                                       2,227     17.045194  to      17.045194          37,965

#  Rounded Unit Values

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                     VP BALANCED             VP GLOBAL           ALLIANCEBERNSTEIN
                                   WEALTH STRATEGY        RESEARCH GROWTH        VP INTERNATIONAL
                                      PORTFOLIO              PORTFOLIO            VALUE PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $192,657                  $ --               $1,780,166
                                     ------------            ----------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                (473,515)              (34,778)              (2,236,594)
                                     ------------            ----------            -------------
  Net Investment income (loss)           (280,858)              (34,778)                (456,428)
                                     ------------            ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    26,258                 2,802                   80,159
 Net realized gain on
  distributions                                --                35,724                2,530,379
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  4,600,267               297,209               40,995,331
                                     ------------            ----------            -------------
  Net gain (loss) on
   investments                          4,626,525               335,735               43,605,869
                                     ------------            ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,345,667              $300,957              $43,149,441
                                     ============            ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN
                                  VP SMALL/MID CAP        ALLIANCEBERNSTEIN       AMERICAN                 AMERICAN
                                       VALUE                  VP VALUE          FUNDS GLOBAL             FUNDS GROWTH
                                     PORTFOLIO                PORTFOLIO          GROWTH FUND                 FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $30,961                 $623,130            $628,284               $3,905,500
                                    ------------            -------------       -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                               (207,938)              (1,003,327)         (1,253,093)              (8,796,352)
                                    ------------            -------------       -------------            -------------
  Net Investment income
   (loss)                               (176,977)                (380,197)           (624,809)              (4,890,852)
                                    ------------            -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   17,858                   13,960             625,322                8,147,605
 Net realized gain on
  distributions                          914,080                1,774,977                  --                3,066,834
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   995,217               11,376,189          12,387,861               32,973,787
                                    ------------            -------------       -------------            -------------
  Net gain (loss) on
   investments                         1,927,155               13,165,126          13,013,183               44,188,226
                                    ------------            -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,750,178              $12,784,929         $12,388,374              $39,297,374
                                    ============            =============       =============            =============

                                                                               AMERICAN
                                                          AMERICAN           FUNDS GLOBAL
                                      AMERICAN              FUNDS               SMALL
                                    FUNDS GROWTH        INTERNATIONAL       CAPITALIZATION
                                     INCOME FUND            FUND                 FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,336,507          $2,867,854            $257,192
                                    -------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                              (8,273,927)         (2,987,051)           (984,121)
                                    -------------       -------------       -------------
  Net Investment income
   (loss)                                (937,420)           (119,197)           (726,929)
                                    -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,845,267             469,920             384,511
 Net realized gain on
  distributions                        11,189,190           1,521,769           2,874,364
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 43,182,729          24,147,419           8,248,000
                                    -------------       -------------       -------------
  Net gain (loss) on
   investments                         60,217,186          26,139,108          11,506,875
                                    -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,279,766         $26,019,911         $10,779,946
                                    =============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     FIDELITY VIP             FIDELITY VIP       FIDELITY VIP
                                     EQUITY-INCOME               GROWTH           CONTRAFUND
                                      SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,098,854                 $14,946          $2,474,975
                                     -------------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (1,037,672)               (260,851)         (3,003,660)
                                     -------------            ------------       -------------
  Net Investment income (loss)           1,061,182                (245,905)           (528,685)
                                     -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     13,924                     854              10,739
 Net realized gain on
  distributions                          9,203,670                      --          25,887,190
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,260,706               1,349,143          (4,317,429)
                                     -------------            ------------       -------------
  Net gain (loss) on
   investments                          11,478,300               1,349,997          21,580,500
                                     -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,539,482              $1,104,092         $21,051,815
                                     =============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                FRANKLIN            FRANKLIN
                                                                              SMALL-MID CAP         STRATEGIC
                                                       FIDELITY VIP              GROWTH              INCOME
                               FIDELITY VIP               VALUE                SECURITIES          SECURITIES
                                  MID CAP               STRATEGIES                FUND                FUND
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $72,729               $11,424                     $ --          $4,716,270
                               -------------            ----------            -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                         (1,095,196)              (78,246)              (1,039,415)         (1,787,302)
                               -------------            ----------            -------------       -------------
  Net Investment income
   (loss)                         (1,022,467)              (66,822)              (1,039,415)          2,928,968
                               -------------            ----------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (60,074)              (13,788)               1,284,174             197,985
 Net realized gain on
  distributions                    4,849,318               546,556                       --             618,170
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,204,963               195,738                3,629,481           2,586,737
                               -------------            ----------            -------------       -------------
  Net gain (loss) on
   investments                     6,994,207               728,506                4,913,655           3,402,892
                               -------------            ----------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $5,971,740              $661,684               $3,874,240          $6,331,860
                               =============            ==========            =============       =============

                                                              TEMPLETON
                                      FRANKLIN                DEVELOPING          TEMPLETON
                                    MUTUAL SHARES              MARKETS             GROWTH
                                     SECURITIES               SECURITIES         SECURITIES
                                        FUND                     FUND               FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,375,947                $402,530            $870,798
                                    -------------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                              (3,251,345)               (580,673)         (1,165,388)
                                    -------------            ------------       -------------
  Net Investment income
   (loss)                                (875,398)               (178,143)           (294,590)
                                    -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,919,976                 655,410             697,620
 Net realized gain on
  distributions                         6,050,920                      --           2,425,982
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,931,434               7,117,877           9,003,834
                                    -------------            ------------       -------------
  Net gain (loss) on
   investments                         28,902,330               7,773,287          12,127,436
                                    -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,026,932              $7,595,144         $11,832,846
                                    =============            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          HARTFORD            HARTFORD
                                       HARTFORD             TOTAL           DIVIDEND AND
                                       ADVISERS          RETURN BOND           GROWTH
                                       HLS FUND           HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $836,150         $17,647,570          $4,608,012
                                     ------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                                (393,799)         (3,883,398)         (2,350,477)
                                     ------------       -------------       -------------
  Net Investment income (loss)            442,351          13,764,172           2,257,535
                                     ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (6,103)             (1,292)              5,199
 Net realized gain on
  distributions                         2,598,519              37,515          18,835,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (328,107)         (2,371,905)         11,042,200
                                     ------------       -------------       -------------
  Net gain (loss) on
   investments                          2,264,309          (2,335,682)         29,882,719
                                     ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,706,660         $11,428,490         $32,140,254
                                     ============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD               HARTFORD           HARTFORD
                                     HARTFORD               GLOBAL                 GLOBAL           DISCIPLINED
                                      FOCUS                ADVISERS               LEADERS             EQUITY
                                     HLS FUND              HLS FUND               HLS FUND           HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,611              $163,039                 $89,013          $4,125,146
                                    ----------            ----------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                              (17,778)              (60,314)               (121,831)         (3,983,526)
                                    ----------            ----------            ------------       -------------
  Net Investment income
   (loss)                               (4,167)              102,725                 (32,818)            141,620
                                    ----------            ----------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,986                (2,808)                (20,767)              9,276
 Net realized gain on
  distributions                        100,503               210,417                 617,365                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,619                25,651                 421,575          31,256,709
                                    ----------            ----------            ------------       -------------
  Net gain (loss) on
   investments                         141,108               233,260               1,018,173          31,265,985
                                    ----------            ----------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $136,941              $335,985                $985,355         $31,407,605
                                    ==========            ==========            ============       =============

                                                              HARTFORD
                                      HARTFORD                 GROWTH             HARTFORD
                                       GROWTH               OPPORTUNITIES        HIGH YIELD
                                      HLS FUND                HLS FUND            HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $12,726                 $493,570          $3,193,845
                                    ------------            -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (256,596)                (693,062)           (266,007)
                                    ------------            -------------       -------------
  Net Investment income
   (loss)                               (243,870)                (199,492)          2,927,838
                                    ------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (19,255)                 (70,985)              8,671
 Net realized gain on
  distributions                        1,575,981                6,373,409                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (413,444)              (1,029,884)         (1,116,821)
                                    ------------            -------------       -------------
  Net gain (loss) on
   investments                         1,143,282                5,272,540          (1,108,150)
                                    ------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $899,412               $5,073,048          $1,819,688
                                    ============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD
                                                            INTERNATIONAL              HARTFORD
                                       HARTFORD                CAPITAL              INTERNATIONAL
                                        INDEX                APPRECIATION           SMALL COMPANY
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $321,179                $388,983                $568,700
                                     ------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                (217,130)               (456,013)               (333,111)
                                     ------------            ------------            ------------
  Net Investment income (loss)            104,049                 (67,030)                235,589
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (42,806)                (20,314)                (77,967)
 Net realized gain on
  distributions                         1,824,609               3,778,090               3,660,725
 Net unrealized appreciation
  (depreciation) of
  investments during the year              27,556               3,623,418               1,302,300
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                          1,809,359               7,381,194               4,885,058
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,913,408              $7,314,164              $5,120,647
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              HARTFORD
                            INTERNATIONAL              HARTFORD                HARTFORD                HARTFORD
                            OPPORTUNITIES            MONEY MARKET         MORTGAGE SECURITIES        SMALL COMPANY
                              HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $2,248,702              $2,247,011                $910,860                 $11,870
                            -------------            ------------             -----------             -----------
EXPENSES:
 Mortality and expense
  risk charges                 (1,015,435)               (690,364)               (109,358)                (33,600)
                            -------------            ------------             -----------             -----------
  Net Investment income
   (loss)                       1,233,267               1,556,647                 801,502                 (21,730)
                            -------------            ------------             -----------             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions         32,634                      --                   5,650                   2,028
 Net realized gain on
  distributions                 7,915,621                      --                      --                 989,305
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          5,625,710                      --                (509,662)               (437,036)
                            -------------            ------------             -----------             -----------
  Net gain (loss) on
   investments                 13,573,965                      --                (504,012)                554,297
                            -------------            ------------             -----------             -----------
  Net increase (decrease)
   in net assets resulting
   from operations            $14,807,232              $1,556,647                $297,490                $532,567
                            =============            ============             ===========             ===========

                                   HARTFORD                                        HARTFORD
                                   SMALLCAP                HARTFORD             U.S. GOVERNMENT
                                    GROWTH                  STOCK                 SECURITIES
                                   HLS FUND                HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $181,933                $626,554               $3,666,619
                                 ------------            ------------            -------------
EXPENSES:
 Mortality and expense
  risk charges                       (646,921)               (563,169)              (1,611,387)
                                 ------------            ------------            -------------
  Net Investment income
   (loss)                            (464,988)                 63,385                2,055,232
                                 ------------            ------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (183,232)                 15,824                    8,019
 Net realized gain on
  distributions                     3,329,541               2,745,883                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (823,091)              2,264,715                1,461,912
                                 ------------            ------------            -------------
  Net gain (loss) on
   investments                      2,323,218               5,026,422                1,469,931
                                 ------------            ------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,858,230              $5,089,807               $3,525,163
                                 ============            ============            =============

(a)  From inception, June 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               HARTFORD                HARTFORD
                                       HARTFORD                 VALUE                   EQUITY
                                        VALUE               OPPORTUNITIES               INCOME
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $197,246                $490,157                $438,805
                                     ------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                (134,905)               (379,172)               (182,909)
                                     ------------            ------------            ------------
  Net Investment income (loss)             62,341                 110,985                 255,896
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    12,557                  13,201                  18,234
 Net realized gain on
  distributions                           222,074               3,656,885                  31,585
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,483,141                 758,721               2,535,618
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                          1,717,772               4,428,807               2,585,437
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,780,113              $4,539,792              $2,841,333
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        LORD ABBETT
                                    LORD ABBETT             LORD ABBETT             LORD ABBETT         GROWTH AND
                                     ALL VALUE            AMERICA'S VALUE          BOND-DEBENTURE         INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $155,819                $460,014              $2,292,974          $1,868,816
                                    ------------            ------------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (337,044)               (147,067)               (300,355)         (1,089,473)
                                    ------------            ------------            ------------       -------------
  Net Investment income
   (loss)                               (181,225)                312,947               1,992,619             779,343
                                    ------------            ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  843,190                   4,023                   7,445              11,081
 Net realized gain on
  distributions                          685,901                 383,491                      --           5,007,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,670,332               1,301,948                  62,938           6,798,395
                                    ------------            ------------            ------------       -------------
  Net gain (loss) on
   investments                         3,199,423               1,689,462                  70,383          11,817,327
                                    ------------            ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,018,198              $2,002,409              $2,063,002         $12,596,670
                                    ============            ============            ============       =============


                                   LORD ABBETT            MFS CAPITAL
                                  LARGE-CAP CORE         OPPORTUNITIES           MFS EMERGING
                                    PORTFOLIO                SERIES              GROWTH SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $66,781                 $41,399                   $ --
                                    ----------            ------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                              (91,808)               (155,250)              (190,965)
                                    ----------            ------------            -----------
  Net Investment income
   (loss)                              (25,027)               (113,851)              (190,965)
                                    ----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,688                  15,590                 66,184
 Net realized gain on
  distributions                         42,880                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          840,095               1,118,026                751,869
                                    ----------            ------------            -----------
  Net gain (loss) on
   investments                         887,663               1,133,616                818,053
                                    ----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $862,636              $1,019,765               $627,088
                                    ==========            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                    GROWTH STOCK           MFS INVESTORS         MFS TOTAL
                                       SERIES               TRUST SERIES       RETURN SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $121,248          $5,452,494
                                     -----------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (152,067)               (427,034)         (4,073,601)
                                     -----------            ------------       -------------
 Net Investment income (loss)           (152,067)               (305,786)          1,378,893
                                     -----------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   94,474               1,101,341           1,252,894
 Net realized gain on
  distributions                               --                      --           7,307,499
 Net unrealized appreciation
  (depreciation) of
  investments during the year            536,142               1,741,250          12,351,373
                                     -----------            ------------       -------------
  Net gain (loss) on
   investments                           630,616               2,842,591          20,911,766
                                     -----------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $478,549              $2,536,805         $22,290,659
                                     ===========            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     EQUITY AND          CORE PLUS                EMERGING                EMERGING
                                       INCOME          FIXED INCOME             MARKETS DEBT           MARKETS EQUITY
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $318,049          $5,874,864              $1,090,961                 $329,626
                                    ------------       -------------            ------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                               (516,203)         (2,383,986)               (214,685)                (678,576)
                                    ------------       -------------            ------------            -------------
 Net Investment income (loss)           (198,154)          3,490,878                 876,276                 (348,950)
                                    ------------       -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  577,697             273,573                 187,699                  211,136
 Net realized gain on
  distributions                          605,111             780,672                 236,994                1,023,802
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,882,651          (1,694,040)               (232,588)              11,561,439
                                    ------------       -------------            ------------            -------------
  Net gain (loss) on
   investments                         3,065,459            (639,795)                192,105               12,796,377
                                    ------------       -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,867,305          $2,851,083              $1,068,381              $12,447,427
                                    ============       =============            ============            =============

                                                                                 MID CAP
                                    TECHNOLOGY         HIGH YIELD                GROWTH
                                  SUB-ACCOUNT (B)      SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1          $2,274,098                   $ --
                                    -----------       -------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                               (25,183)           (466,533)              (150,108)
                                    -----------       -------------            -----------
 Net Investment income (loss)           (25,182)          1,807,565               (150,108)
                                    -----------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (430,973)         (1,235,858)               (79,651)
 Net realized gain on
  distributions                              --                  --                772,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year           723,484           1,290,918                 84,194
                                    -----------       -------------            -----------
  Net gain (loss) on
   investments                          292,511              55,060                776,747
                                    -----------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $267,329          $1,862,625               $626,639
                                    ===========       =============            ===========

(b) Fund closed effective April 28, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                U.S. MID CAP                                   BALANCED
                                    VALUE                FOCUS GROWTH           GROWTH
                                 SUB-ACCOUNT            SUB-ACCOUNT (C)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $241,115                  $31,836          $1,892,167
                                -------------            -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                          (1,461,994)              (2,388,557)         (1,081,678)
                                -------------            -------------       -------------
  Net Investment income (loss)     (1,220,879)              (2,356,721)            810,489
                                -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,604,986                  118,246           3,121,173
 Net realized gain on
  distributions                    10,591,791                       --           3,883,757
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,406,880               (1,092,533)             94,421
                                -------------            -------------       -------------
  Net gain (loss) on
   investments                     16,603,657                 (974,287)          7,099,351
                                -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $15,382,778              $(3,331,008)         $7,909,840
                                =============            =============       =============

(c)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      CAPITAL                DEVELOPING          FLEXIBLE            DIVIDEND
                                   OPPORTUNITIES               GROWTH             INCOME              GROWTH
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                    $ --          $3,254,276          $3,065,672
                                    ------------            ------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (465,949)               (689,681)           (756,163)         (3,308,192)
                                    ------------            ------------       -------------       -------------
  Net Investment income
   (loss)                               (465,949)               (689,681)          2,498,113            (242,520)
                                    ------------            ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (32,942)              4,144,705          (2,305,772)          6,578,318
 Net realized gain on
  distributions                               --                      --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,411,725                 864,973           1,847,834          15,424,119
                                    ------------            ------------       -------------       -------------
  Net gain (loss) on
   investments                         2,378,783               5,009,678            (457,938)         22,002,437
                                    ------------            ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,912,834              $4,319,997          $2,040,175         $21,759,917
                                    ============            ============       =============       =============


                               GLOBAL EQUITY               GROWTH               MONEY MARKET
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $449,265                    $ --               $4,414,729
                               -------------            ------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                           (836,526)               (749,943)              (1,565,508)
                               -------------            ------------            -------------
  Net Investment income
   (loss)                           (387,261)               (749,943)               2,849,221
                               -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            3,372,076               1,202,556                       --
 Net realized gain on
  distributions                    4,475,878                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,994,931                 495,744                       --
                               -------------            ------------            -------------
  Net gain (loss) on
   investments                    11,842,885               1,698,300                       --
                               -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $11,455,624                $948,357               $2,849,221
                               =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       EQUALLY                  SMALL
                                                      WEIGHTED                 COMPANY
                                  UTILITIES            S&P 500                  GROWTH
                                 SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,292,861          $2,221,047                    $ --
                                -------------       -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                            (875,267)         (2,965,081)               (313,506)
                                -------------       -------------            ------------
  Net Investment income (loss)        417,594            (744,034)               (313,506)
                                -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             6,209,450          11,550,309                  40,754
 Net realized gain on
  distributions                            --          10,158,475               1,195,488
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,408,075           3,645,800                 469,453
                                -------------       -------------            ------------
  Net gain (loss) on
   investments                     10,617,525          25,354,584               1,705,695
                                -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $11,035,119         $24,610,550              $1,392,189
                                =============       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 OPPENHEIMER         OPPENHEIMER
                                                                                   CAPITAL             GLOBAL
                                       GLOBAL              OPPENHEIMER           APPRECIATION        SECURITIES
                                     FRANCHISE             MIDCAP FUND               FUND               FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (D)         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $436,266                 $ --                 $55,906            $468,942
                                    ------------            ---------            ------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (627,716)             (36,584)               (618,296)         (1,437,493)
                                    ------------            ---------            ------------       -------------
  Net Investment income
   (loss)                               (191,450)             (36,584)               (562,390)           (968,551)
                                    ------------            ---------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  158,650              (10,915)                  1,805               3,454
 Net realized gain on
  distributions                          717,604                   --                      --           2,904,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,919,248               61,266               3,504,428          15,605,793
                                    ------------            ---------            ------------       -------------
  Net gain (loss) on
   investments                         5,795,502               50,351               3,506,233          18,513,928
                                    ------------            ---------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,604,052              $13,767              $2,943,843         $17,545,377
                                    ============            =========            ============       =============


                                         OPPENHEIMER              OPPENHEIMER                PUTNAM
                                         MAIN STREET              MAIN STREET             DIVERSIFIED
                                             FUND               SMALL CAP FUND               INCOME
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $53,617                  $10,633                $768,107
                                         ------------            -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                    (112,950)              (1,058,470)               (258,428)
                                         ------------            -------------            ------------
  Net Investment income
   (loss)                                     (59,333)              (1,047,837)                509,679
                                         ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        12,556                  (11,585)                 11,720
 Net realized gain on
  distributions                                    --                1,342,275                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               1,087,551                7,896,615                 510,643
                                         ------------            -------------            ------------
  Net gain (loss) on
   investments                              1,100,107                9,227,305                 522,363
                                         ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $1,040,774               $8,179,468              $1,032,042
                                         ============            =============            ============

(d) Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       PUTNAM                PUTNAM            PUTNAM
                                    GLOBAL ASSET             GROWTH         INTERNATIONAL
                                     ALLOCATION            AND INCOME          EQUITY
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $129,680               $54,844            $378,307
                                     ----------            ----------       -------------
EXPENSES:
 Mortality and expense risk
  charges                               (90,183)              (65,005)         (1,192,159)
                                     ----------            ----------       -------------
  Net Investment income (loss)           39,497               (10,161)           (813,852)
                                     ----------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,292                18,801              37,807
 Net realized gain on
  distributions                              --                85,430                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           695,465               696,933          19,821,728
                                     ----------            ----------       -------------
  Net gain (loss) on
   investments                          701,757               801,164          19,859,535
                                     ----------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $741,254              $791,003         $19,045,683
                                     ==========            ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         PUTNAM
                                                                                PUTNAM                 THE GEORGE
                                      PUTNAM                 PUTNAM            SMALL CAP                 PUTNAM
                                    INVESTORS              NEW VALUE             VALUE               FUND OF BOSTON
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,129                 $93,931            $162,664                $178,304
                                    ----------            ------------       -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                              (56,136)               (152,616)         (1,039,016)               (140,793)
                                    ----------            ------------       -------------            ------------
  Net Investment income
   (loss)                              (47,007)                (58,685)           (876,352)                 37,511
                                    ----------            ------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 23,510                   2,400               3,680                  38,718
 Net realized gain on
  distributions                             --                 595,888           4,980,803                 253,412
 Net unrealized appreciation
  (depreciation) of
  investments during the year          708,375               1,215,489           5,786,974                 945,870
                                    ----------            ------------       -------------            ------------
  Net gain (loss) on
   investments                         731,885               1,813,777          10,771,457               1,238,000
                                    ----------            ------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $684,878              $1,755,092          $9,895,105              $1,275,511
                                    ==========            ============       =============            ============


                                     PUTNAM                PUTNAM
                                      VISTA               VOYAGER          ENTERPRISE
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $1,759             $50,863
                                    ---------            ----------       -------------
EXPENSES:
 Mortality and expense risk
  charges                             (25,271)              (30,160)           (211,858)
                                    ---------            ----------       -------------
  Net Investment income
   (loss)                             (25,271)              (28,401)           (160,995)
                                    ---------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,550                17,579          (1,254,327)
 Net realized gain on
  distributions                            --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          47,685               125,618           2,089,009
                                    ---------            ----------       -------------
  Net gain (loss) on
   investments                         50,235               143,197             834,682
                                    ---------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,964              $114,796            $673,687
                                    =========            ==========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   GROWTH
                                 AND INCOME           COMSTOCK           STRATEGIC GROWTH
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (E)
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,779,929          $2,276,834                 $ --
                                -------------       -------------            ---------
EXPENSES:
 Mortality and expense risk
  charges                          (3,032,036)         (3,464,400)             (90,626)
                                -------------       -------------            ---------
  Net Investment income (loss)     (1,252,107)         (1,187,566)             (90,626)
                                -------------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,174,945             241,539               44,257
 Net realized gain on
  distributions                    11,362,416          10,585,767                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      13,904,458          18,854,265               10,593
                                -------------       -------------            ---------
  Net gain (loss) on
   investments                     26,441,819          29,681,571               54,850
                                -------------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $25,189,712         $28,494,005             $(35,776)
                                =============       =============            =========

(e)  Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  WELLS FARGO          WELLS FARGO
                                                                                 ADVANTAGE VT         ADVANTAGE VT
                                 AGGRESSIVE GROWTH          GOVERNMENT         ASSET ALLOCATION       TOTAL RETURN
                                     PORTFOLIO               PORTFOLIO               FUND               BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (F)      SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $956,809              $11,672              $21,187
                                     ----------             -----------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (29,105)               (529,811)              (9,690)              (8,295)
                                     ----------             -----------            ---------            ---------
  Net Investment income
   (loss)                               (29,105)                426,998                1,982               12,892
                                     ----------             -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (57,949)                 11,000                 (378)                 120
 Net realized gain on
  distributions                         100,205                      --                5,358                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (42,050)                (85,071)              39,421                  750
                                     ----------             -----------            ---------            ---------
  Net gain (loss) on
   investments                              206                 (74,071)              44,401                  870
                                     ----------             -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(28,899)               $352,927              $46,383              $13,762
                                     ==========             ===========            =========            =========

                                   WELLS FARGO          WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                  EQUITY INCOME        C&B LARGE CAP         LARGE COMPANY
                                      FUND               VALUE FUND            CORE FUND
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (I)       SUB-ACCOUNT (J)
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,871               $10,812                $39
                                    ---------            ----------              -----
EXPENSES:
 Mortality and expense risk
  charges                              (7,089)               (9,925)               (51)
                                    ---------            ----------              -----
  Net Investment income
   (loss)                              (1,218)                  887                (12)
                                    ---------            ----------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,408                   577                  2
 Net realized gain on
  distributions                           867                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          56,351               126,303                763
                                    ---------            ----------              -----
  Net gain (loss) on
   investments                         58,626               126,880                765
                                    ---------            ----------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $57,408              $127,767               $753
                                    =========            ==========              =====

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   INTERNATIONAL        LARGE COMPANY
                                     CORE FUND           GROWTH FUND
                                  SUB-ACCOUNT (K)      SUB-ACCOUNT (L)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,851                  $ --
                                     ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (2,954)              (42,648)
                                     ---------            ----------
  Net Investment income (loss)            (103)              (42,648)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    784                 1,829
 Net realized gain on
  distributions                          6,220                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,517               160,848
                                     ---------            ----------
  Net gain (loss) on
   investments                          27,521               162,677
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $27,418              $120,029
                                     =========            ==========

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              WELLS FARGO
                                     WELLS FARGO             ADVANTAGE VT            WELLS FARGO
                                     ADVANTAGE VT              SMALL CAP            ADVANTAGE VT
                                  MONEY MARKET FUND           GROWTH FUND          DISCOVERY FUND
                                   SUB-ACCOUNT (M)          SUB-ACCOUNT (N)        SUB-ACCOUNT (O)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $35,794                     $ --                  $ --
                                      ----------              -----------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                (12,116)                 (23,743)               (1,563)
                                      ----------              -----------             ---------
  Net Investment income
   (loss)                                 23,678                  (23,743)               (1,563)
                                      ----------              -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       --                    2,618                    (5)
 Net realized gain on
  distributions                               --                   38,435                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                  256,025                11,273
                                      ----------              -----------             ---------
  Net gain (loss) on
   investments                                --                  297,078                11,268
                                      ----------              -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $23,678                 $273,335                $9,705
                                      ==========              ===========             =========

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                  SUB-ACCOUNT (P)        SUB-ACCOUNT (Q)
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --
                                     ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                               (1,850)                (1,262)
                                     ---------              ---------
  Net Investment income
   (loss)                               (1,850)                (1,262)
                                     ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    363                    105
 Net realized gain on
  distributions                         19,898                 11,268
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,805)                (2,720)
                                     ---------              ---------
  Net gain (loss) on
   investments                          16,456                  8,653
                                     ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $14,606                 $7,391
                                     =========              =========

(m) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(q) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                      VP BALANCED              VP GLOBAL            ALLIANCEBERNSTEIN
                                    WEALTH STRATEGY         RESEARCH GROWTH          VP INTERNATIONAL
                                       PORTFOLIO               PORTFOLIO             VALUE PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(280,858)               $(34,778)                $(456,428)
 Net realized gain (loss) on
  security transactions                     26,258                   2,802                    80,159
 Net realized gain on
  distributions                                 --                  35,724                 2,530,379
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   4,600,267                 297,209                40,995,331
                                     -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,345,667                 300,957                43,149,441
                                     -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                              30,310,684               2,334,983               103,823,626
 Net transfers                           5,874,322                 613,748                35,004,247
 Surrenders for benefit
  payments and fees                     (1,537,869)                (52,327)               (5,936,312)
 Net annuity transactions                       --                      --                   204,539
                                     -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     34,647,137               2,896,404               133,096,100
                                     -------------            ------------            --------------
 Net increase (decrease) in
  net assets                            38,992,804               3,197,361               176,245,541
NET ASSETS:
 Beginning of year                      14,073,939                 860,035                70,478,571
                                     -------------            ------------            --------------
 End of year                           $53,066,743              $4,057,396              $246,724,112
                                     =============            ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN                                   AMERICAN FUNDS
                                  VP SMALL/MID CAP         ALLIANCEBERNSTEIN              GLOBAL                AMERICAN FUNDS
                                   VALUE PORTFOLIO         VP VALUE PORTFOLIO           GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(176,977)                $(380,197)               $(624,809)              $(4,890,852)
 Net realized gain (loss) on
  security transactions                    17,858                    13,960                  625,322                 8,147,605
 Net realized gain on
  distributions                           914,080                 1,774,977                       --                 3,066,834
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    995,217                11,376,189               12,387,861                32,973,787
                                    -------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,750,178                12,784,929               12,388,374                39,297,374
                                    -------------            --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             10,437,170                40,980,274                4,431,613                27,912,796
 Net transfers                          2,645,312                17,540,303                6,055,659                   910,255
 Surrenders for benefit
  payments and fees                      (584,416)               (3,073,864)              (5,718,500)              (35,467,983)
 Net annuity transactions                 209,918                   230,313                   (6,778)                  (27,291)
                                    -------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,707,984                55,677,026                4,761,994                (6,672,223)
                                    -------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           14,458,162                68,461,955               17,150,368                32,625,151
NET ASSETS:
 Beginning of year                      7,286,993                34,714,540               64,643,030               475,893,429
                                    -------------            --------------            -------------            --------------
 End of year                          $21,745,155              $103,176,495              $81,793,398              $508,518,580
                                    =============            ==============            =============            ==============

                                                                                       AMERICAN FUNDS
                                    AMERICAN FUNDS            AMERICAN FUNDS            GLOBAL SMALL
                                    GROWTH-INCOME             INTERNATIONAL            CAPITALIZATION
                                         FUND                      FUND                     FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(937,420)                $(119,197)               $(726,929)
 Net realized gain (loss) on
  security transactions                  5,845,267                   469,920                  384,511
 Net realized gain on
  distributions                         11,189,190                 1,521,769                2,874,364
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  43,182,729                24,147,419                8,248,000
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,279,766                26,019,911               10,779,946
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              23,564,493                20,309,680                4,035,271
 Net transfers                             472,233                16,856,022                3,405,862
 Surrenders for benefit
  payments and fees                    (35,197,593)              (13,239,696)              (3,796,069)
 Net annuity transactions                  (21,364)                    8,829                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,182,231)               23,934,835                3,645,064
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            48,097,535                49,954,746               14,425,010
NET ASSETS:
 Beginning of year                     449,863,675               138,587,272               47,270,347
                                    --------------            --------------            -------------
 End of year                          $497,961,210              $188,542,018              $61,695,357
                                    ==============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                 FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                EQUITY-INCOME           GROWTH             CONTRAFUND
                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,061,182           $(245,905)           $(528,685)
 Net realized gain (loss) on
  security transactions                 13,924                 854               10,739
 Net realized gain on
  distributions                      9,203,670                  --           25,887,190
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,260,706           1,349,143           (4,317,429)
                                --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        12,539,482           1,104,092           21,051,815
                                --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          41,793,093          17,014,306          182,245,427
 Net transfers                      17,401,835           6,224,834           70,263,489
 Surrenders for benefit
  payments and fees                 (2,981,358)           (619,980)          (7,918,003)
 Net annuity transactions                6,407               5,545               60,166
                                --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 56,219,977          22,624,705          244,651,079
                                --------------       -------------       --------------
 Net increase (decrease) in
  net assets                        68,759,459          23,728,797          265,702,894
NET ASSETS:
 Beginning of year                  36,257,014           7,465,673           86,957,062
                                --------------       -------------       --------------
 End of year                      $105,016,473         $31,194,470         $352,659,956
                                ==============       =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   FRANKLIN                  FRANKLIN
                                                         FIDELITY VIP            SMALL-MID CAP              STRATEGIC
                                FIDELITY VIP                VALUE                   GROWTH                    INCOME
                                  MID CAP                 STRATEGIES            SECURITIES FUND          SECURITIES FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,022,467)               $(66,822)             $(1,039,415)               $2,928,968
 Net realized gain (loss) on
  security transactions               (60,074)                (13,788)               1,284,174                   197,985
 Net realized gain on
  distributions                     4,849,318                 546,556                       --                   618,170
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,204,963                 195,738                3,629,481                 2,586,737
                               --------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        5,971,740                 661,684                3,874,240                 6,331,860
                               --------------            ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                         54,313,035               3,536,263                4,014,581                 3,924,048
 Net transfers                     20,735,577                 470,221                  519,580                 8,302,410
 Surrenders for benefit
  payments and fees                (3,047,084)               (206,966)              (4,172,638)               (8,870,054)
 Net annuity transactions             107,358                      --                     (414)                   (4,075)
                               --------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                72,108,886               3,799,518                  361,109                 3,352,329
                               --------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets                       78,080,626               4,461,202                4,235,349                 9,684,189
NET ASSETS:
 Beginning of year                 30,916,335               2,731,786               55,848,876                95,084,819
                               --------------            ------------            -------------            --------------
 End of year                     $108,996,961              $7,192,988              $60,084,225              $104,769,008
                               ==============            ============            =============            ==============

                                                           TEMPLETON
                                                          DEVELOPING           TEMPLETON
                                       FRANKLIN             MARKETS             GROWTH
                                    MUTUAL SHARES         SECURITIES          SECURITIES
                                   SECURITIES FUND           FUND                FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(875,398)          $(178,143)          $(294,590)
 Net realized gain (loss) on
  security transactions                  2,919,976             655,410             697,620
 Net realized gain on
  distributions                          6,050,920                  --           2,425,982
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,931,434           7,117,877           9,003,834
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,026,932           7,595,144          11,832,846
                                    --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               6,949,330           2,550,690           3,546,455
 Net transfers                           3,409,849           1,173,462           2,064,724
 Surrenders for benefit
  payments and fees                    (15,690,211)         (2,823,473)         (4,750,593)
 Net annuity transactions                  (19,500)                 --             (16,208)
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,350,532)            900,679             844,378
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets                            22,676,400           8,495,823          12,677,224
NET ASSETS:
 Beginning of year                     173,953,522          28,639,263          58,715,291
                                    --------------       -------------       -------------
 End of year                          $196,629,922         $37,135,086         $71,392,515
                                    ==============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD                  HARTFORD                  HARTFORD
                                  ADVISERS             TOTAL RETURN BOND        DIVIDEND AND GROWTH
                                  HLS FUND                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $442,351               $13,764,172                $2,257,535
 Net realized gain (loss) on
  security transactions                (6,103)                   (1,292)                    5,199
 Net realized gain on
  distributions                     2,598,519                    37,515                18,835,320
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                           (328,107)               (2,371,905)               11,042,200
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,706,660                11,428,490                32,140,254
                                -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                         14,662,428               163,545,275               136,850,687
 Net transfers                      5,752,970                82,574,876                61,428,175
 Surrenders for benefit
  payments and fees                (1,237,691)              (12,119,852)               (7,315,805)
 Net annuity transactions              42,050                   152,034                   122,204
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit                             19,219,757               234,152,333               191,085,261
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets                       21,926,417               245,580,823               223,225,515
NET ASSETS:
 Beginning of year                 15,721,626               138,712,212                71,983,616
                                -------------            --------------            --------------
 End of year                      $37,648,043              $384,293,035              $295,209,131
                                =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                HARTFORD                HARTFORD                  HARTFORD
                                    FOCUS              GLOBAL ADVISERS          GLOBAL LEADERS          DISCIPLINED EQUITY
                                   HLS FUND                HLS FUND                HLS FUND                  HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(4,167)               $102,725                 $(32,818)                 $141,620
 Net realized gain (loss)
  on security transactions              3,986                  (2,808)                 (20,767)                    9,276
 Net realized gain on
  distributions                       100,503                 210,417                  617,365                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                             36,619                  25,651                  421,575                31,256,709
                                 ------------            ------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,941                 335,985                  985,355                31,407,605
                                 ------------            ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            873,369               2,257,019                5,314,443               176,504,008
 Net transfers                        107,670               1,343,295                2,833,988                75,117,386
 Surrenders for benefit
  payments and fees                   (84,878)               (140,983)                (549,470)              (11,863,663)
 Net annuity transactions                  --                      --                       --                    48,593
                                 ------------            ------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit                           896,161               3,459,331                7,598,961               239,806,324
                                 ------------            ------------            -------------            --------------
 Net increase (decrease)
  in net assets                     1,033,102               3,795,316                8,584,316               271,213,929
NET ASSETS:
 Beginning of year                    721,188               2,487,193                3,713,072               134,927,584
                                 ------------            ------------            -------------            --------------
 End of year                       $1,754,290              $6,282,509              $12,297,388              $406,141,513
                                 ============            ============            =============            ==============

                              HARTFORD                  HARTFORD             HARTFORD
                               GROWTH             GROWTH OPPORTUNITIES      HIGH YIELD
                              HLS FUND                  HLS FUND             HLS FUND
                             SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(243,870)                $(199,492)          $2,927,838
 Net realized gain (loss)
  on security transactions        (19,255)                  (70,985)               8,671
 Net realized gain on
  distributions                 1,575,981                 6,373,409                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                       (413,444)               (1,029,884)          (1,116,821)
                            -------------             -------------        -------------
 Net increase (decrease)
  in net assets resulting
  from operations                 899,412                 5,073,048            1,819,688
                            -------------             -------------        -------------
UNIT TRANSACTIONS:
 Purchases                     10,958,491                39,937,335           10,136,451
 Net transfers                  3,100,084                 8,479,823            8,737,355
 Surrenders for benefit
  payments and fees              (865,671)               (1,900,751)          (1,025,509)
 Net annuity transactions           5,175                        --                 (533)
                            -------------             -------------        -------------
 Net increase (decrease)
  in net assets resulting
  from unit                    13,198,079                46,516,407           17,847,764
                            -------------             -------------        -------------
 Net increase (decrease)
  in net assets                14,097,491                51,589,455           19,667,452
NET ASSETS:
 Beginning of year             11,830,043                18,541,929            8,517,386
                            -------------             -------------        -------------
 End of year                  $25,927,534               $70,131,384          $28,184,838
                            =============             =============        =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           HARTFORD
                                                         INTERNATIONAL              HARTFORD
                                                            CAPITAL               INTERNATIONAL
                                    HARTFORD INDEX       APPRECIATION             SMALL COMPANY
                                       HLS FUND            HLS FUND                 HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $104,049            $(67,030)                $235,589
 Net realized gain (loss) on
  security transactions                    (42,806)            (20,314)                 (77,967)
 Net realized gain on
  distributions                          1,824,609           3,778,090                3,660,725
 Net unrealized appreciation
  (depreciation) of
  investments during the year               27,556           3,623,418                1,302,300
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,913,408           7,314,164                5,120,647
                                     -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               9,292,178          19,508,205               18,358,301
 Net transfers                           3,146,357          12,982,099                6,373,318
 Surrenders for benefit
  payments and fees                       (494,449)         (1,482,697)              (1,039,891)
 Net annuity transactions                       --            (111,337)                  20,674
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,944,086          30,896,270               23,712,402
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets                            13,857,494          38,210,434               28,833,049
NET ASSETS:
 Beginning of year                       6,724,635          16,265,699                7,877,712
                                     -------------       -------------            -------------
 End of year                           $20,582,129         $54,476,133              $36,710,761
                                     =============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                 HARTFORD
                               INTERNATIONAL           HARTFORD            MORTGAGE              HARTFORD SMALL
                               OPPORTUNITIES         MONEY MARKET         SECURITIES                COMPANY
                                  HLS FUND             HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,233,267           $1,556,647            $801,502                $(21,730)
 Net realized gain (loss) on
  security transactions                32,634                   --               5,650                   2,028
 Net realized gain on
  distributions                     7,915,621                   --                  --                 989,305
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,625,710                   --            (509,662)               (437,036)
                               --------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       14,807,232            1,556,647             297,490                 532,567
                               --------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         46,276,174           77,652,879           3,712,018               2,409,255
 Net transfers                     18,395,971          (18,912,563)          2,861,453               3,739,119
 Surrenders for benefit
  payments and fees                (2,892,091)          (8,186,787)           (514,969)                (73,379)
 Net annuity transactions              10,167                 (826)             48,145                 172,763
                               --------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                61,790,221           50,552,703           6,106,647               6,247,758
                               --------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                       76,597,453           52,109,350           6,404,137               6,780,325
NET ASSETS:
 Beginning of year                 33,447,263           21,030,344           4,461,383                      --
                               --------------       --------------       -------------            ------------
 End of year                     $110,044,716          $73,139,694         $10,865,520              $6,780,325
                               ==============       ==============       =============            ============

                                 HARTFORD                                   HARTFORD U.S.
                                 SMALLCAP                                     GOVERNMENT
                                  GROWTH               HARTFORD STOCK         SECURITIES
                                 HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(464,988)                 $63,385           $2,055,232
 Net realized gain (loss) on
  security transactions             (183,232)                  15,824                8,019
 Net realized gain on
  distributions                    3,329,541                2,745,883                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (823,091)               2,264,715            1,461,912
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,858,230                5,089,807            3,525,163
                               -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                        20,392,409               16,337,976           77,922,669
 Net transfers                    (4,451,761)               6,068,654           37,937,916
 Surrenders for benefit
  payments and fees               (1,640,321)              (1,944,738)          (5,465,546)
 Net annuity transactions            (79,701)                      --               62,920
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               14,220,626               20,461,892          110,457,959
                               -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      16,078,856               25,551,699          113,983,122
NET ASSETS:
 Beginning of year                28,620,540               24,377,227           53,618,304
                               -------------            -------------       --------------
 End of year                     $44,699,396              $49,928,926         $167,601,426
                               =============            =============       ==============

(a)  From inception, June 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD              VALUE                  HARTFORD
                                    VALUE           OPPORTUNITIES            EQUITY INCOME
                                  HLS FUND            HLS FUND                 HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $62,341            $110,985                 $255,896
 Net realized gain (loss) on
  security transactions                12,557              13,201                   18,234
 Net realized gain on
  distributions                       222,074           3,656,885                   31,585
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,483,141             758,721                2,535,618
                                -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,780,113           4,539,792                2,841,333
                                -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          7,048,505          17,837,585                7,656,130
 Net transfers                      6,968,859          21,410,176                7,774,868
 Surrenders for benefit
  payments and fees                  (673,139)         (1,352,457)                (818,142)
 Net annuity transactions                  --                  --                    4,263
                                -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                13,344,225          37,895,304               14,617,119
                                -------------       -------------            -------------
 Net increase (decrease) in
  net assets                       15,124,338          42,435,096               17,458,452
NET ASSETS:
 Beginning of year                  3,380,986          12,415,084                7,594,851
                                -------------       -------------            -------------
 End of year                      $18,505,324         $54,850,180              $25,053,303
                                =============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      LORD ABBETT
                                LORD ABBETT              LORD ABBETT              LORD ABBETT            GROWTH
                                 ALL VALUE             AMERICA'S VALUE          BOND-DEBENTURE         AND INCOME
                                 PORTFOLIO                PORTFOLIO                PORTFOLIO           PORTFOLIO
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(181,225)                $312,947               $1,992,619             $779,343
 Net realized gain (loss) on
  security transactions              843,190                    4,023                    7,445               11,081
 Net realized gain on
  distributions                      685,901                  383,491                       --            5,007,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,670,332                1,301,948                   62,938            6,798,395
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,018,198                2,002,409                2,063,002           12,596,670
                               -------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                        15,844,316                4,158,220               16,743,636           88,586,383
 Net transfers                    (2,771,155)               6,010,924               11,655,507           34,549,829
 Surrenders for benefit
  payments and fees               (1,000,402)                (728,403)              (1,248,075)          (3,155,050)
 Net annuity transactions              5,113                    7,856                    3,683                   --
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               12,077,872                9,448,597               27,154,751          119,981,162
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      15,096,070               11,451,006               29,217,753          132,577,832
NET ASSETS:
 Beginning of year                13,293,860                8,711,738               11,544,464           29,022,894
                               -------------            -------------            -------------       --------------
 End of year                     $28,389,930              $20,162,744              $40,762,217         $161,600,726
                               =============            =============            =============       ==============

                                LORD ABBETT
                                 LARGE-CAP              MFS CAPITAL
                                   CORE                OPPORTUNITIES            MFS EMERGING
                                 PORTFOLIO                 SERIES               GROWTH SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(25,027)              $(113,851)               $(190,965)
 Net realized gain (loss) on
  security transactions                4,688                  15,590                   66,184
 Net realized gain on
  distributions                       42,880                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        840,095               1,118,026                  751,869
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         862,636               1,019,765                  627,088
                               -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         3,629,936                 158,301                  549,471
 Net transfers                     2,743,864                (136,976)                (158,058)
 Surrenders for benefit
  payments and fees                 (213,307)               (877,501)                (714,423)
 Net annuity transactions                 --                     (38)                     (39)
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                6,160,493                (856,214)                (323,049)
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets                       7,023,129                 163,551                  304,039
NET ASSETS:
 Beginning of year                 4,047,476               9,220,135               10,809,462
                               -------------            ------------            -------------
 End of year                     $11,070,605              $9,383,686              $11,113,501
                               =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                     GROWTH STOCK            MFS INVESTORS         MFS TOTAL
                                        SERIES               TRUST SERIES        RETURN SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(152,067)               $(305,786)          $1,378,893
 Net realized gain (loss) on
  security transactions                    94,474                1,101,341            1,252,894
 Net realized gain on
  distributions                                --                       --            7,307,499
 Net unrealized appreciation
  (depreciation) of
  investments during the year             536,142                1,741,250           12,351,373
                                     ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              478,549                2,536,805           22,290,659
                                     ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                578,700                2,260,226           10,358,197
 Net transfers                           (448,753)              (2,046,869)          (1,184,356)
 Surrenders for benefit
  payments and fees                      (629,324)              (2,395,167)         (19,070,044)
 Net annuity transactions                      --                       --               (4,415)
                                     ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (499,377)              (2,181,810)          (9,900,618)
                                     ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              (20,828)                 354,995           12,390,041
NET ASSETS:
 Beginning of year                      8,798,120               23,604,931          228,683,191
                                     ------------            -------------       --------------
 End of year                           $8,777,292              $23,959,926         $241,073,232
                                     ============            =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                EQUITY AND           CORE PLUS            EMERGING                 EMERGING
                                  INCOME            FIXED INCOME        MARKETS DEBT            MARKETS EQUITY
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(198,154)          $3,490,878            $876,276                $(348,950)
 Net realized gain (loss) on
  security transactions              577,697              273,573             187,699                  211,136
 Net realized gain on
  distributions                      605,111              780,672             236,994                1,023,802
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,882,651           (1,694,040)           (232,588)              11,561,439
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,867,305            2,851,083           1,068,381               12,447,427
                               -------------       --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           615,682            3,378,980             641,876               20,812,614
 Net transfers                       232,509            4,014,528             224,051                5,116,386
 Surrenders for benefit
  payments and fees               (2,297,343)         (14,328,925)         (1,694,442)              (3,968,589)
 Net annuity transactions                 --               18,824                  --                     (303)
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,449,152)          (6,916,593)           (828,515)              21,960,108
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets                       1,418,153           (4,065,510)            239,866               34,407,535
NET ASSETS:
 Beginning of year                27,551,887          145,533,379          12,459,937               26,448,998
                               -------------       --------------       -------------            -------------
 End of year                     $28,970,040         $141,467,869         $12,699,803              $60,856,533
                               =============       ==============       =============            =============

                                                                               MID CAP
                                     TECHNOLOGY          HIGH YIELD            GROWTH
                                   SUB-ACCOUNT (B)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25,182)         $1,807,565           $(150,108)
 Net realized gain (loss) on
  security transactions                  (430,973)         (1,235,858)            (79,651)
 Net realized gain on
  distributions                                --                  --             772,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year             723,484           1,290,918              84,194
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              267,329           1,862,625             626,639
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  3,811             466,342           8,033,433
 Net transfers                         (4,946,821)           (748,979)          1,685,861
 Surrenders for benefit
  payments and fees                      (108,834)         (4,084,659)           (528,656)
 Net annuity transactions                     174                  --                  --
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,051,670)         (4,367,296)          9,190,638
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                           (4,784,341)         (2,504,671)          9,817,277
NET ASSETS:
 Beginning of year                      4,784,341          29,883,682           5,229,901
                                    -------------       -------------       -------------
 End of year                                 $ --         $27,379,011         $15,047,178
                                    =============       =============       =============

(b) Fund closed effective April 28, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                U.S. MID CAP                                     BALANCED
                                    VALUE                 FOCUS GROWTH            GROWTH
                                 SUB-ACCOUNT            SUB-ACCOUNT (C)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,220,879)              $(2,356,721)            $810,489
 Net realized gain (loss) on
  security transactions             1,604,986                   118,246            3,121,173
 Net realized gain on
  distributions                    10,591,791                        --            3,883,757
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,406,880                (1,092,533)              94,421
                                -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,382,778                (3,331,008)           7,909,840
                                -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          8,452,303                   750,195            1,168,484
 Net transfers                      2,882,993               (13,556,063)          (1,103,199)
 Surrenders for benefit
  payments and fees                (9,436,366)              (34,906,841)         (15,409,963)
 Net annuity transactions              (3,445)                   54,715               99,131
                                -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,895,485               (47,657,994)         (15,245,547)
                                -------------            --------------       --------------
 Net increase (decrease) in
  net assets                       17,278,263               (50,989,002)          (7,335,707)
NET ASSETS:
 Beginning of year                 80,482,190               208,583,381           81,521,960
                                -------------            --------------       --------------
 End of year                      $97,760,453              $157,594,379          $74,186,253
                                =============            ==============       ==============

(c)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CAPITAL            DEVELOPING                                     DIVIDEND
                               OPPORTUNITIES           GROWTH               FLEXIBLE INCOME          GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(465,949)           $(689,681)              $2,498,113            $(242,520)
 Net realized gain (loss) on
  security transactions              (32,942)           4,144,705               (2,305,772)           6,578,318
 Net realized gain on
  distributions                           --                   --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,411,725              864,973                1,847,834           15,424,119
                               -------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,912,834            4,319,997                2,040,175           21,759,917
                               -------------       --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           698,474              456,236                  588,427            1,662,333
 Net transfers                    (2,961,009)          (3,470,881)                (750,537)         (17,282,382)
 Surrenders for benefit
  payments and fees               (5,025,411)          (8,876,778)              (8,317,937)         (52,318,795)
 Net annuity transactions               (901)             (17,715)                  85,184               36,515
                               -------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (7,288,847)         (11,909,138)              (8,394,863)         (67,902,329)
                               -------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets                      (5,376,013)          (7,589,141)              (6,354,688)         (46,142,412)
NET ASSETS:
 Beginning of year                34,393,911           53,944,591               55,233,660          273,736,892
                               -------------       --------------            -------------       --------------
 End of year                     $29,017,898          $46,355,450              $48,878,972         $227,594,480
                               =============       ==============            =============       ==============


                               GLOBAL EQUITY           GROWTH            MONEY MARKET
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(387,261)          $(749,943)          $2,849,221
 Net realized gain (loss) on
  security transactions             3,372,076           1,202,556                   --
 Net realized gain on
  distributions                     4,475,878                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,994,931             495,744                   --
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       11,455,624             948,357            2,849,221
                               --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            465,898           3,574,436            1,651,933
 Net transfers                     (2,403,703)            828,401           77,130,893
 Surrenders for benefit
  payments and fees               (11,757,682)         (6,650,038)         (49,492,395)
 Net annuity transactions              90,905             (22,387)              35,433
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,604,582)         (2,269,588)          29,325,864
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets                       (2,148,958)         (1,321,231)          32,175,085
NET ASSETS:
 Beginning of year                 64,327,028          48,569,712           81,125,196
                               --------------       -------------       --------------
 End of year                      $62,178,070         $47,248,481         $113,300,281
                               ==============       =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                         EQUALLY WEIGHTED           SMALL COMPANY
                                  UTILITIES                  S&P 500                   GROWTH
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $417,594                 $(744,034)               $(313,506)
 Net realized gain (loss) on
  security transactions              6,209,450                11,550,309                   40,754
 Net realized gain on
  distributions                             --                10,158,475                1,195,488
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,408,075                 3,645,800                  469,453
                                --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        11,035,119                24,610,550                1,392,189
                                --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             403,173                 6,405,290                3,706,131
 Net transfers                      (2,854,253)               (2,924,502)               2,318,079
 Surrenders for benefit
  payments and fees                (14,028,776)              (30,324,455)                (621,215)
 Net annuity transactions               16,456                   157,464                       --
                                --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (16,463,400)              (26,686,203)               5,402,995
                                --------------            --------------            -------------
 Net increase (decrease) in
  net assets                        (5,428,281)               (2,075,653)               6,795,184
NET ASSETS:
 Beginning of year                  69,334,158               193,147,746               11,368,483
                                --------------            --------------            -------------
 End of year                       $63,905,877              $191,072,093              $18,163,667
                                ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            OPPENHEIMER         OPPENHEIMER
                                                                              CAPITAL              GLOBAL
                                  GLOBAL                OPPENHEIMER        APPRECIATION          SECURITIES
                                 FRANCHISE              MIDCAP FUND            FUND                 FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (D)       SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(191,450)               $(36,584)          $(562,390)           $(968,551)
 Net realized gain (loss) on
  security transactions              158,650                 (10,915)              1,805                3,454
 Net realized gain on
  distributions                      717,604                      --                  --            2,904,681
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,919,248                  61,266           3,504,428           15,605,793
                               -------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,604,052                  13,767           2,943,843           17,545,377
                               -------------            ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                         3,371,359               1,718,377          27,487,273          110,750,443
 Net transfers                     1,939,077                 664,619          11,199,918           36,076,518
 Surrenders for benefit
  payments and fees               (1,488,196)                (51,735)         (1,899,501)          (3,534,232)
 Net annuity transactions                 --                      --              48,066                 (595)
                               -------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,822,240               2,331,261          36,835,756          143,292,134
                               -------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets                       9,426,292               2,345,028          39,779,599          160,837,511
NET ASSETS:
 Beginning of year                27,402,147               1,169,114          22,536,435           33,581,085
                               -------------            ------------       -------------       --------------
 End of year                     $36,828,439              $3,514,142         $62,316,034         $194,418,596
                               =============            ============       =============       ==============

                                                    OPPENHEIMER
                                OPPENHEIMER         MAIN STREET            PUTNAM
                                MAIN STREET          SMALL CAP           DIVERSIFIED
                                   FUND                 FUND               INCOME
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(59,333)         $(1,047,837)           $509,679
 Net realized gain (loss) on
  security transactions               12,556              (11,585)             11,720
 Net realized gain on
  distributions                           --            1,342,275                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,087,551            7,896,615             510,643
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,040,774            8,179,468           1,032,042
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                         5,426,568           59,029,551          15,527,003
 Net transfers                     1,963,884           29,944,124           5,273,576
 Surrenders for benefit
  payments and fees                 (369,307)          (2,894,773)           (804,883)
 Net annuity transactions                 --               15,161                  --
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                7,021,145           86,094,063          19,995,696
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                       8,061,919           94,273,531          21,027,738
NET ASSETS:
 Beginning of year                 4,158,291           30,418,868           9,210,883
                               -------------       --------------       -------------
 End of year                     $12,220,210         $124,692,399         $30,238,621
                               =============       ==============       =============

(d) Formerly Oppenheimer Aggressive Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM                                       PUTNAM
                                GLOBAL ASSET                PUTNAM          INTERNATIONAL
                                 ALLOCATION           GROWTH AND INCOME         EQUITY
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $39,497                $(10,161)           $(813,852)
 Net realized gain (loss) on
  security transactions                 6,292                  18,801               37,807
 Net realized gain on
  distributions                            --                  85,430                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         695,465                 696,933           19,821,728
                                -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          741,254                 791,003           19,045,683
                                -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                          5,694,784               3,935,788           55,281,319
 Net transfers                      1,502,483               1,051,657           17,262,762
 Surrenders for benefit
  payments and fees                  (164,929)               (190,440)          (3,337,408)
 Net annuity transactions                  --                      --               12,090
                                -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 7,032,338               4,797,005           69,218,763
                                -------------            ------------       --------------
 Net increase (decrease) in
  net assets                        7,773,592               5,588,008           88,264,446
NET ASSETS:
 Beginning of year                  3,236,222               2,519,699           39,082,490
                                -------------            ------------       --------------
 End of year                      $11,009,814              $8,107,707         $127,346,936
                                =============            ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PUTNAM                   PUTNAM
                                       PUTNAM             PUTNAM              SMALLCAP             THE GEORGE PUTNAM
                                     INVESTORS           NEW VALUE             VALUE                FUND OF BOSTON
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(47,007)           $(58,685)           $(876,352)                 $37,511
 Net realized gain (loss) on
  security transactions                   23,510               2,400                3,680                   38,718
 Net realized gain on
  distributions                               --             595,888            4,980,803                  253,412
 Net unrealized appreciation
  (depreciation) of
  investments during the year            708,375           1,215,489            5,786,974                  945,870
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             684,878           1,755,092            9,895,105                1,275,511
                                    ------------       -------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             4,252,253           6,531,014           51,975,601               17,041,879
 Net transfers                         1,903,518           3,334,043           17,278,520               (4,081,489)
 Surrenders for benefit
  payments and fees                     (123,064)           (538,761)          (2,930,451)                (434,036)
 Net annuity transactions                     --            (161,242)            (115,179)                   5,266
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,032,707           9,165,054           66,208,491               12,531,620
                                    ------------       -------------       --------------            -------------
 Net increase (decrease) in
  net assets                           6,717,585          10,920,146           76,103,596               13,807,131
NET ASSETS:
 Beginning of year                     1,144,639           6,592,426           31,827,935                4,284,140
                                    ------------       -------------       --------------            -------------
 End of year                          $7,862,224         $17,512,572         $107,931,531              $18,091,271
                                    ============       =============       ==============            =============


                                       PUTNAM                  PUTNAM
                                       VISTA                  VOYAGER           ENTERPRISE
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,271)               $(28,401)          $(160,995)
 Net realized gain (loss) on
  security transactions                    2,550                  17,579          (1,254,327)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             47,685                 125,618           2,089,009
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,964                 114,796             673,687
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                             1,331,850               1,349,734             723,156
 Net transfers                           194,040                  (1,951)         (1,377,162)
 Surrenders for benefit
  payments and fees                     (108,239)                (52,718)         (2,381,162)
 Net annuity transactions                     --                      --               8,819
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,417,651               1,295,065          (3,026,349)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                           1,442,615               1,409,861          (2,352,662)
NET ASSETS:
 Beginning of year                       863,846               1,140,409          15,532,522
                                    ------------            ------------       -------------
 End of year                          $2,306,461              $2,550,270         $13,179,860
                                    ============            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                  GROWTH AND                                    STRATEGIC
                                    INCOME              COMSTOCK                  GROWTH
                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (E)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,252,107)         $(1,187,566)               $(90,626)
 Net realized gain (loss) on
  security transactions              1,174,945              241,539                  44,257
 Net realized gain on
  distributions                     11,362,416           10,585,767                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       13,904,458           18,854,265                  10,593
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        25,189,712           28,494,005                 (35,776)
                                --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          30,604,363           57,474,874                 727,835
 Net transfers                      12,486,948           27,031,370                (525,447)
 Surrenders for benefit
  payments and fees                (15,349,099)         (10,171,756)               (365,901)
 Net annuity transactions               29,666               11,526                      --
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 27,771,878           74,346,014                (163,513)
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets                        52,961,590          102,840,019                (199,289)
NET ASSETS:
 Beginning of year                 159,504,791          152,674,388               4,586,924
                                --------------       --------------            ------------
 End of year                      $212,466,381         $255,514,407              $4,387,635
                                ==============       ==============            ============

(e)  Formerly Emerging Growth. Change effective August 15, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                WELLS FARGO           WELLS FARGO
                                     AGGRESSIVE                                ADVANTAGE VT           ADVANTAGE VT
                                       GROWTH           GOVERNMENT                 ASSET              TOTAL RETURN
                                     PORTFOLIO           PORTFOLIO            ALLOCATION FUND          BOND FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (F)       SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(29,105)           $426,998                 $1,982               $12,892
 Net realized gain (loss) on
  security transactions                  (57,949)             11,000                   (378)                  120
 Net realized gain on
  distributions                          100,205                  --                  5,358                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (42,050)            (85,071)                39,421                   750
                                    ------------       -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (28,899)            352,927                 46,383                13,762
                                    ------------       -------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               612,277           5,621,734                128,900               708,714
 Net transfers                          (236,803)          5,189,669                 92,732               (38,916)
 Surrenders for benefit
  payments and fees                      (22,307)         (1,413,555)              (115,138)              (34,686)
 Net annuity transactions                     --                  --                     --                    --
                                    ------------       -------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      353,167           9,397,848                106,494               635,112
                                    ------------       -------------            -----------            ----------
 Net increase (decrease) in
  net assets                             324,268           9,750,775                152,877               648,874
NET ASSETS:
 Beginning of year                     1,058,041          18,540,079                450,919               268,779
                                    ------------       -------------            -----------            ----------
 End of year                          $1,382,309         $28,290,854               $603,796              $917,653
                                    ============       =============            ===========            ==========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                  EQUITY INCOME         C&B LARGE CAP         LARGE COMPANY
                                       FUND               VALUE FUND            CORE FUND
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (I)       SUB-ACCOUNT (J)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,218)                 $887                $(12)
 Net realized gain (loss) on
  security transactions                  1,408                   577                   2
 Net realized gain on
  distributions                            867                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           56,351               126,303                 763
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,408               127,767                 753
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                              17,134               345,074                  --
 Net transfers                          42,920               119,201                  --
 Surrenders for benefit
  payments and fees                    (12,273)              (39,865)                (10)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     47,781               424,410                 (10)
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                           105,189               552,177                 743
NET ASSETS:
 Beginning of year                     312,318               402,543               5,186
                                    ----------            ----------             -------
 End of year                          $417,507              $954,720              $5,929
                                    ==========            ==========             =======

(f) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(i) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                   INTERNATIONAL          LARGE COMPANY
                                     CORE FUND             GROWTH FUND
                                  SUB-ACCOUNT (K)        SUB-ACCOUNT (L)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(103)               $(42,648)
 Net realized gain (loss) on
  security transactions                     784                   1,829
 Net realized gain on
  distributions                           6,220                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            20,517                 160,848
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,418                 120,029
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               24,542               1,835,489
 Net transfers                               --                 780,180
 Surrenders for benefit
  payments and fees                     (19,027)               (121,880)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       5,515               2,493,789
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             32,933               2,613,818
NET ASSETS:
 Beginning of year                      148,599               1,338,679
                                     ----------            ------------
 End of year                           $181,532              $3,952,497
                                     ==========            ============

(k) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT           WELLS FARGO
                                    ADVANTAGE VT             SMALL CAP             ADVANTAGE VT
                                 MONEY MARKET FUND          GROWTH FUND           DISCOVERY FUND
                                  SUB-ACCOUNT (M)         SUB-ACCOUNT (N)        SUB-ACCOUNT (O)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $23,678                $(23,743)              $(1,563)
 Net realized gain (loss) on
  security transactions                       --                   2,618                    (5)
 Net realized gain on
  distributions                               --                  38,435                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                 256,025                11,273
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              23,678                 273,335                 9,705
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               335,425               1,153,393               135,769
 Net transfers                         1,475,270                 371,656                15,985
 Surrenders for benefit
  payments and fees                      (10,258)                (67,347)                 (882)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,800,437               1,457,702               150,872
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           1,824,115               1,731,037               160,577
NET ASSETS:
 Beginning of year                        19,311                 668,863                 1,685
                                    ------------            ------------            ----------
 End of year                          $1,843,426              $2,399,900              $162,262
                                    ============            ============            ==========

                                   WELLS FARGO
                                   ADVANTAGE VT          WELLS FARGO
                                  SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (P)       SUB-ACCOUNT (Q)
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,850)              $(1,262)
 Net realized gain (loss) on
  security transactions                    363                   105
 Net realized gain on
  distributions                         19,898                11,268
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,805)               (2,720)
                                    ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,606                 7,391
                                    ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             136,828                78,853
 Net transfers                           1,016                 5,046
 Surrenders for benefit
  payments and fees                     (1,425)                 (742)
 Net annuity transactions                   --                    --
                                    ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    136,419                83,157
                                    ----------            ----------
 Net increase (decrease) in
  net assets                           151,025                90,548
NET ASSETS:
 Beginning of year                      53,795                23,915
                                    ----------            ----------
 End of year                          $204,820              $114,463
                                    ==========            ==========

(m) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(q) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                  VP BALANCED WEALTH       VP GLOBAL RESEARCH       VP INTERNATIONAL
                                  STRATEGY PORTFOLIO        GROWTH PORTFOLIO         VALUE PORTFOLIO
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(53,856)               $(2,803)                $(284,585)
 Net realized gain (loss) on
  security transactions                       (681)                   725                       139
 Net realized gain on
  distributions                              1,159                     --                    69,423
 Net unrealized appreciation
  (depreciation) of
  investments during the year              446,004                 47,705                 5,811,246
                                     -------------             ----------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               392,626                 45,627                 5,596,223
                                     -------------             ----------             -------------
UNIT TRANSACTIONS:
 Purchases                              11,452,034                580,785                48,529,061
 Net transfers                           2,360,072                235,904                17,030,098
 Surrenders for benefit
  payments and fees                       (130,793)                (2,281)                 (726,481)
 Net annuity transactions                       --                     --                    49,670
                                     -------------             ----------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                          13,681,313                814,408                64,882,348
                                     -------------             ----------             -------------
 Net increase (decrease) in
  net assets                            14,073,939                860,035                70,478,571
NET ASSETS:
 Beginning of year                              --                     --                        --
                                     -------------             ----------             -------------
 End of year                           $14,073,939               $860,035               $70,478,571
                                     =============             ==========             =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN                                AMERICAN
                                  VP SMALL/MID CAP        ALLIANCEBERNSTEIN     FUNDS GLOBAL
                                  VALUE PORTFOLIO        VP VALUE PORTFOLIO      GROWTH FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(29,420)               $(127,209)          $(585,713)
 Net realized gain (loss) on
  security transactions                     (710)                   1,166             334,018
 Net realized gain on
  distributions                           19,048                   36,185                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            169,928                  768,403           7,190,658
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             158,846                  678,545           6,938,963
                                    ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             5,345,357               24,666,167           4,733,567
 Net transfers                         1,892,780                9,750,513           2,714,117
 Surrenders for benefit
  payments and fees                     (109,990)                (413,522)         (2,539,951)
 Net annuity transactions                     --                   32,837             (14,413)
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                         7,128,147               34,035,995           4,893,320
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets                           7,286,993               34,714,540          11,832,283
NET ASSETS:
 Beginning of year                            --                       --          52,810,747
                                    ------------            -------------       -------------
 End of year                          $7,286,993              $34,714,540         $64,643,030
                                    ============            =============       =============

                                  AMERICAN             AMERICAN                  AMERICAN
                                FUNDS GROWTH        FUNDS GROWTH-          FUNDS INTERNATIONAL
                                    FUND             INCOME FUND                   FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(4,315,333)         $(1,545,397)                 $(88,704)
 Net realized gain (loss) on
  security transactions             3,136,481            3,011,660                   198,193
 Net realized gain on
  distributions                            --            1,724,157                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      59,168,421           14,381,764                21,338,798
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       57,989,569           17,572,184                21,448,287
                               --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                         39,902,351           36,798,837                20,003,964
 Net transfers                     20,560,639            9,798,055                20,551,970
 Surrenders for benefit
  payments and fees               (24,005,528)         (25,824,327)               (6,398,518)
 Net annuity transactions             (24,839)             (19,801)                   (2,485)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                     36,432,623           20,752,764                34,154,931
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets                       94,422,192           38,324,948                55,603,218
NET ASSETS:
 Beginning of year                381,471,237          411,538,727                82,984,054
                               --------------       --------------            --------------
 End of year                     $475,893,429         $449,863,675              $138,587,272
                               ==============       ==============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   AMERICAN
                                 FUNDS GLOBAL
                                    SMALL
                                CAPITALIZATION            FIDELITY VIP             FIDELITY VIP
                                     FUND                 EQUITY-INCOME               GROWTH
                                 SUB-ACCOUNT             SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(301,018)                $(162,301)               $(31,871)
 Net realized gain (loss) on
  security transactions               245,531                       609                     285
 Net realized gain on
  distributions                            --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       8,483,898                 1,274,117                 246,417
                                -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,428,411                 1,112,425                 214,831
                                -------------             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          4,864,176                25,678,262               5,480,157
 Net transfers                      5,097,632                 9,861,331               1,828,861
 Surrenders for benefit
  payments and fees                (2,514,778)                 (422,451)                (58,176)
 Net annuity transactions                  --                    27,447                      --
                                -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 7,447,030                35,144,589               7,250,842
                                -------------             -------------            ------------
 Net increase (decrease) in
  net assets                       15,875,441                36,257,014               7,465,673
NET ASSETS:
 Beginning of year                 31,394,906                        --                      --
                                -------------             -------------            ------------
 End of year                      $47,270,347               $36,257,014              $7,465,673
                                =============             =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP             FIDELITY VIP             FIDELITY VIP
                                     CONTRAFUND                 MID CAP             VALUE STRATEGIES
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(339,463)               $(127,650)               $(12,264)
 Net realized gain (loss) on
  security transactions                     2,066                    7,872                   3,089
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,763,608                1,972,078                 125,510
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,426,211                1,852,300                 116,335
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             57,613,974               22,410,579               2,005,320
 Net transfers                         25,612,768                6,856,508                 693,314
 Surrenders for benefit
  payments and fees                      (844,984)                (452,913)                (83,183)
 Net annuity transactions                 149,093                  249,861                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    82,530,851               29,064,035               2,615,451
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           86,957,062               30,916,335               2,731,786
NET ASSETS:
 Beginning of year                             --                       --                      --
                                    -------------            -------------            ------------
 End of year                          $86,957,062              $30,916,335              $2,731,786
                                    =============            =============            ============

                                      FRANKLIN                 FRANKLIN
                                    SMALL-MID CAP              STRATEGIC                 FRANKLIN
                                       GROWTH                   INCOME                MUTUAL SHARES
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(896,455)              $2,481,852               $(1,363,075)
 Net realized gain (loss) on
  security transactions                   461,169                   33,918                   927,539
 Net realized gain on
  distributions                                --                  663,558                   538,326
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,138,948               (3,124,706)               13,762,519
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,703,662                   54,622                13,865,309
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,996,337                8,042,510                11,719,850
 Net transfers                          1,055,753               14,713,952                10,652,052
 Surrenders for benefit
  payments and fees                    (2,742,177)              (6,224,645)              (10,748,189)
 Net annuity transactions                    (396)                  16,684                    36,304
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,309,517               16,548,501                11,660,017
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            4,013,179               16,603,123                25,525,326
NET ASSETS:
 Beginning of year                     51,835,697               78,481,696               148,428,196
                                    -------------            -------------            --------------
 End of year                          $55,848,876              $95,084,819              $173,953,522
                                    =============            =============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

(b) Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       TEMPLETON
                                      DEVELOPING                TEMPLETON                HARTFORD
                                  MARKETS SECURITIES        GROWTH SECURITIES            ADVISERS
                                         FUND                     FUND                   HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(78,371)               $(336,855)                $258,022
 Net realized gain (loss) on
  security transactions                     61,852                   60,164                      598
 Net realized gain on
  distributions                                 --                       --                  846,993
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   5,314,223                4,017,216                 (643,352)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,297,704                3,740,525                  462,261
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,962,568                6,273,749               11,616,145
 Net transfers                           4,008,486                7,310,799                3,803,394
 Surrenders for benefit
  payments and fees                       (990,295)              (2,667,771)                (160,174)
 Net annuity transactions                       --                  (14,782)                      --
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,980,759               10,901,995               15,259,365
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            11,278,463               14,642,520               15,721,626
NET ASSETS:
 Beginning of year                      17,360,800               44,072,771                       --
                                     -------------            -------------            -------------
 End of year                           $28,639,263              $58,715,291              $15,721,626
                                     =============            =============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD                HARTFORD
                                  TOTAL RETURN BOND        DIVIDEND AND GROWTH           FOCUS
                                       HLS FUND                 HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,270,930                 $804,946                $2,222
 Net realized gain (loss) on
  security transactions                     (1,154)                     125                (1,607)
 Net realized gain on
  distributions                            541,252                2,077,339                 1,816
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (5,621,387)              (1,081,059)               13,537
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               189,641                1,801,351                15,968
                                    --------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              96,700,745               48,838,420               543,840
 Net transfers                          43,260,592               22,006,666               164,627
 Surrenders for benefit
  payments and fees                     (1,521,667)                (662,821)               (3,247)
 Net annuity transactions                   82,901                       --                    --
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    138,522,571               70,182,265               705,220
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets                           138,712,212               71,983,616               721,188
NET ASSETS:
 Beginning of year                              --                       --                    --
                                    --------------            -------------            ----------
 End of year                          $138,712,212              $71,983,616              $721,188
                                    ==============            =============            ==========

                                      HARTFORD                HARTFORD                 HARTFORD
                                  GLOBAL ADVISERS          GLOBAL LEADERS         DISCIPLINED EQUITY
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $36,233                  $3,610                  $527,684
 Net realized gain (loss) on
  security transactions                   (1,011)                 13,636                     2,429
 Net realized gain on
  distributions                               --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    36,930                 195,517                 2,102,200
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,152                 212,763                 2,632,313
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                             1,971,665               2,040,101                95,882,149
 Net transfers                           453,742               1,501,940                37,745,187
 Surrenders for benefit
  payments and fees                      (10,366)                (41,732)               (1,461,319)
 Net annuity transactions                     --                      --                   129,254
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,415,041               3,500,309               132,295,271
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                           2,487,193               3,713,072               134,927,584
NET ASSETS:
 Beginning of year                            --                      --                        --
                                    ------------            ------------            --------------
 End of year                          $2,487,193              $3,713,072              $134,927,584
                                    ============            ============            ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                HARTFORD
                                       HARTFORD                  GROWTH                  HARTFORD
                                        GROWTH                OPPORTUNITIES             HIGH YIELD
                                       HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(43,539)                $(37,682)                $29,198
 Net realized gain (loss) on
  security transactions                    (22,291)                     269                    (381)
 Net realized gain on
  distributions                             93,151                1,067,994                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              298,407                  159,184                  59,212
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               325,728                1,189,765                  88,029
                                     -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,763,622               11,925,991               5,195,664
 Net transfers                           2,856,837                5,618,008               3,366,736
 Surrenders for benefit
  payments and fees                       (116,144)                (191,835)               (139,179)
 Net annuity transactions                       --                       --                   6,136
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,504,315               17,352,164               8,429,357
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            11,830,043               18,541,929               8,517,386
NET ASSETS:
 Beginning of year                              --                       --                      --
                                     -------------            -------------            ------------
 End of year                           $11,830,043              $18,541,929              $8,517,386
                                     =============            =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD                   HARTFORD
                                                             INTERNATIONAL             INTERNATIONAL
                                      HARTFORD           CAPITAL APPRECIATION          SMALL COMPANY
                                   INDEX HLS FUND              HLS FUND                   HLS FUND
                                  SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $65,316                   $42,054                  $139,588
 Net realized gain (loss) on
  security transactions                    1,404                   (13,351)                    1,065
 Net realized gain on
  distributions                           31,334                   227,810                   472,079
 Net unrealized appreciation
  (depreciation) of
  investments during the year             85,835                   895,697                    39,030
                                    ------------             -------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             183,889                 1,152,210                   651,762
                                    ------------             -------------              ------------
UNIT TRANSACTIONS:
 Purchases                             3,582,346                 9,354,506                 4,876,450
 Net transfers                         3,063,362                 5,905,069                 2,382,982
 Surrenders for benefit
  payments and fees                     (104,962)                 (244,322)                  (33,482)
 Net annuity transactions                     --                    98,236                        --
                                    ------------             -------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,540,746                15,113,489                 7,225,950
                                    ------------             -------------              ------------
 Net increase (decrease) in
  net assets                           6,724,635                16,265,699                 7,877,712
NET ASSETS:
 Beginning of year                            --                        --                        --
                                    ------------             -------------              ------------
 End of year                          $6,724,635               $16,265,699                $7,877,712
                                    ============             =============              ============

                                       HARTFORD
                                     INTERNATIONAL               HARTFORD                 HARTFORD
                                     OPPORTUNITIES             MONEY MARKET         MORTGAGE SECURITIES
                                       HLS FUND                  HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(143,171)                 $125,411                 $(2,401)
 Net realized gain (loss) on
  security transactions                        765                        --                     784
 Net realized gain on
  distributions                                 --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,427,060                        --                   9,073
                                     -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,284,654                   125,411                   7,456
                                     -------------             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              22,290,616                25,007,766               3,221,159
 Net transfers                           9,137,191                (3,077,522)              1,370,164
 Surrenders for benefit
  payments and fees                       (290,991)               (1,035,129)               (137,396)
 Net annuity transactions                   25,793                     9,818                      --
                                     -------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     31,162,609                20,904,933               4,453,927
                                     -------------             -------------            ------------
 Net increase (decrease) in
  net assets                            33,447,263                21,030,344               4,461,383
NET ASSETS:
 Beginning of year                              --                        --                      --
                                     -------------             -------------            ------------
 End of year                           $33,447,263               $21,030,344              $4,461,383
                                     =============             =============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD                                          HARTFORD
                                       SMALLCAP                 HARTFORD              U.S. GOVERNMENT
                                        GROWTH                    STOCK                 SECURITIES
                                       HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(30,955)                $213,652                 $(62,401)
 Net realized gain (loss) on
  security transactions                     (6,662)                 183,511                      293
 Net realized gain on
  distributions                          1,866,492                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (617,334)               1,166,400                   81,677
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,211,541                1,563,563                   19,569
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              18,670,390               18,708,924               37,803,167
 Net transfers                           9,135,460                4,586,241               16,395,281
 Surrenders for benefit
  payments and fees                       (536,226)                (481,501)                (672,976)
 Net annuity transactions                  139,375                       --                   73,263
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,408,999               22,813,664               53,598,735
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            28,620,540               24,377,227               53,618,304
NET ASSETS:
 Beginning of year                              --                       --                       --
                                     -------------            -------------            -------------
 End of year                           $28,620,540              $24,377,227              $53,618,304
                                     =============            =============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD                  VALUE                  HARTFORD
                                       VALUE                OPPORTUNITIES           EQUITY INCOME
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $30,581                  $50,197                 $91,403
 Net realized gain (loss) on
  security transactions                    1,269                  (13,762)                (11,790)
 Net realized gain on
  distributions                            4,840                   24,891                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             35,488                  439,638                  (9,788)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,178                  500,964                  69,825
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,564,953                8,245,572               3,941,645
 Net transfers                           772,241                3,800,928               3,635,587
 Surrenders for benefit
  payments and fees                      (28,386)                (132,380)                (52,206)
 Net annuity transactions                     --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,308,808               11,914,120               7,525,026
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           3,380,986               12,415,084               7,594,851
NET ASSETS:
 Beginning of year                            --                       --                      --
                                    ------------            -------------            ------------
 End of year                          $3,380,986              $12,415,084              $7,594,851
                                    ============            =============            ============


                                     LORD ABBETT             LORD ABBETT              LORD ABBETT
                                      ALL VALUE            AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO               PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,302)               $142,579                 $483,804
 Net realized gain (loss) on
  security transactions                       (21)                 (1,731)                    (205)
 Net realized gain on
  distributions                            43,172                  72,388                  114,823
 Net unrealized appreciation
  (depreciation) of
  investments during the year             508,651                (118,424)                (532,253)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              541,500                  94,812                   66,169
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              7,461,522               5,180,793                7,188,776
 Net transfers                          5,369,369               3,504,996                4,403,457
 Surrenders for benefit
  payments and fees                       (78,531)                (68,863)                (113,938)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,752,360               8,616,926               11,478,295
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           13,293,860               8,711,738               11,544,464
NET ASSETS:
 Beginning of year                             --                      --                       --
                                    -------------            ------------            -------------
 End of year                          $13,293,860              $8,711,738              $11,544,464
                                    =============            ============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      LORD ABBETT             LORD ABBETT             MFS CAPITAL
                                      GROWTH AND               LARGE-CAP             OPPORTUNITIES
                                   INCOME PORTFOLIO          CORE PORTFOLIO              SERIES
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $147,297                 $(4,591)               $(86,316)
 Net realized gain (loss) on
  security transactions                        155                   1,948                 (11,198)
 Net realized gain on
  distributions                          1,603,489                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (945,059)                 83,464                  90,961
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               805,882                  80,821                  (6,553)
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              18,998,479               2,966,775                 222,631
 Net transfers                           9,489,051               1,107,609                (310,430)
 Surrenders for benefit
  payments and fees                       (270,518)               (107,729)               (516,840)
 Net annuity transactions                       --                      --                     (38)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     28,217,012               3,966,655                (604,677)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            29,022,894               4,047,476                (611,230)
NET ASSETS:
 Beginning of year                              --                      --               9,831,365
                                     -------------            ------------            ------------
 End of year                           $29,022,894              $4,047,476              $9,220,135
                                     =============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MFS INVESTORS
                                    MFS EMERGING             GROWTH STOCK            MFS INVESTORS
                                    GROWTH SERIES               SERIES               TRUST SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(172,016)              $(121,330)               $(258,811)
 Net realized gain (loss) on
  security transactions                   (76,411)                 63,472                  602,031
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             971,038                 298,931                  882,918
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              722,611                 241,073                1,226,138
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                497,341                 487,035                3,458,809
 Net transfers                           (757,467)               (219,024)              (1,390,884)
 Surrenders for benefit
  payments and fees                      (515,284)               (608,875)              (1,472,797)
 Net annuity transactions                     (38)                     --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (775,448)               (340,864)                 595,128
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                              (52,837)                (99,791)               1,821,266
NET ASSETS:
 Beginning of year                     10,862,299               8,897,911               21,783,665
                                    -------------            ------------            -------------
 End of year                          $10,809,462              $8,798,120              $23,604,931
                                    =============            ============            =============


                                 MFS TOTAL            CORE PLUS            EMERGING
                               RETURN SERIES         FIXED INCOME        MARKETS DEBT
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $570,927           $2,771,414            $696,597
 Net realized gain (loss) on
  security transactions               622,766              298,702             145,201
 Net realized gain on
  distributions                     8,517,259            1,047,893             188,227
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,146,706)            (557,926)            123,886
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,564,246            3,560,083           1,153,911
                               --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                         20,099,174            7,725,946           1,132,035
 Net transfers                     14,996,543            4,850,862             296,889
 Surrenders for benefit
  payments and fees               (16,259,462)         (12,248,990)         (1,181,622)
 Net annuity transactions             (40,540)               8,269                  --
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                18,795,715              336,087             247,302
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets                       21,359,961            3,896,170           1,401,213
NET ASSETS:
 Beginning of year                207,323,230          141,637,209          11,058,724
                               --------------       --------------       -------------
 End of year                     $228,683,191         $145,533,379         $12,459,937
                               ==============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       EMERGING
                                    MARKETS EQUITY        TECHNOLOGY          HIGH YIELD
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(193,468)           $(86,289)         $1,950,790
 Net realized gain (loss) on
  security transactions                    (82,967)             (5,872)           (800,960)
 Net realized gain on
  distributions                                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,258,219            (149,064)         (1,353,024)
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,981,784            (241,225)           (203,194)
                                     -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               6,366,723              50,722           1,294,829
 Net transfers                           3,868,160          (1,381,098)         (2,769,665)
 Surrenders for benefit
  payments and fees                     (1,338,462)           (258,009)         (3,869,791)
 Net annuity transactions                     (229)                 --                  --
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,896,192          (1,588,385)         (5,344,627)
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets                            13,877,976          (1,829,610)         (5,547,821)
NET ASSETS:
 Beginning of year                      12,571,022           6,613,951          35,431,503
                                     -------------       -------------       -------------
 End of year                           $26,448,998          $4,784,341         $29,883,682
                                     =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       U.S. MID CAP           AMERICAN
                                   MID CAP GROWTH          VALUE           OPPORTUNITIES
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,716)          $(967,884)         $(1,372,684)
 Net realized gain (loss) on
  security transactions                      (17)            639,715          (12,665,714)
 Net realized gain on
  distributions                               --           1,030,693                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            301,668           6,793,382           37,828,815
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             285,935           7,495,906           23,790,417
                                    ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             3,017,975           6,691,009              965,370
 Net transfers                         1,970,940           2,412,368          (17,999,859)
 Surrenders for benefit
  payments and fees                      (44,949)         (5,986,483)         (31,175,749)
 Net annuity transactions                     --              (2,356)             (67,216)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,943,966           3,114,538          (48,277,454)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets                           5,229,901          10,610,444          (24,487,037)
NET ASSETS:
 Beginning of year                            --          69,871,746          233,070,418
                                    ------------       -------------       --------------
 End of year                          $5,229,901         $80,482,190         $208,583,381
                                    ============       =============       ==============

                                 BALANCED             CAPITAL           DEVELOPING
                                  GROWTH           OPPORTUNITIES          GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $619,418           $(444,348)          $(687,177)
 Net realized gain (loss) on
  security transactions            2,508,377          (1,381,346)            804,688
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,165,211           7,818,668           7,957,803
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,293,006           5,992,974           8,075,314
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,067,802             445,862             842,131
 Net transfers                    (1,342,472)         (1,452,239)         (2,465,714)
 Surrenders for benefit
  payments and fees              (12,695,725)         (4,368,225)         (7,643,775)
 Net annuity transactions             21,282             (12,288)            (15,507)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (12,949,113)         (5,386,890)         (9,282,865)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      (7,656,107)            606,084          (1,207,551)
NET ASSETS:
 Beginning of year                89,178,067          33,787,827          55,152,142
                               -------------       -------------       -------------
 End of year                     $81,521,960         $34,393,911         $53,944,591
                               =============       =============       =============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    FLEXIBLE INCOME          DIVIDEND GROWTH       GLOBAL EQUITY
                                      SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,318,966                 $(394,992)           $(437,757)
 Net realized gain (loss) on
  security transactions                 (1,985,043)               (1,521,334)           3,151,030
 Net realized gain on
  distributions                                 --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (601,609)               12,785,641            2,872,936
                                     -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               732,314                10,869,315            5,586,209
                                     -------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 968,971                 2,442,130              676,302
 Net transfers                            (147,903)              (17,184,674)          (3,095,072)
 Surrenders for benefit
  payments and fees                     (8,758,457)              (49,351,995)         (10,702,164)
 Net annuity transactions                  (35,925)                 (187,302)             (12,490)
                                     -------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,973,314)              (64,281,841)         (13,133,424)
                                     -------------            --------------       --------------
 Net increase (decrease) in
  net assets                            (7,241,000)              (53,412,526)          (7,547,215)
NET ASSETS:
 Beginning of year                      62,474,660               327,149,418           71,874,243
                                     -------------            --------------       --------------
 End of year                           $55,233,660              $273,736,892          $64,327,028
                                     =============            ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  GROWTH            MONEY MARKET          UTILITIES
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(491,302)            $971,908             $516,179
 Net realized gain (loss) on
  security transactions              118,485                   --            3,771,408
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,259,097                   --            5,591,004
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,886,280              971,908            9,878,591
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         5,527,468            4,755,283              306,143
 Net transfers                     2,394,628           13,643,754           (1,810,573)
 Surrenders for benefit
  payments and fees               (5,838,219)         (29,783,431)         (10,746,544)
 Net annuity transactions            (29,331)             (35,436)             (39,191)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,054,546          (11,419,830)         (12,290,165)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                       7,940,826          (10,447,922)          (2,411,574)
NET ASSETS:
 Beginning of year                40,628,886           91,573,118           71,745,732
                               -------------       --------------       --------------
 End of year                     $48,569,712          $81,125,196          $69,334,158
                               =============       ==============       ==============

                                   EQUALLY WEIGHTED           SMALL COMPANY
                                       S&P 500                   GROWTH              GLOBAL FRANCHISE
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,146,171)               $(145,760)               $(401,017)
 Net realized gain (loss) on
  security transactions                 10,303,444                    7,649                   40,811
 Net realized gain on
  distributions                          2,856,963                   40,899                   59,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (660,004)                 977,709                2,238,587
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,354,232                  880,497                1,938,373
                                    --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              12,345,094                5,040,390                6,961,126
 Net transfers                           6,457,977                2,879,418                7,762,901
 Surrenders for benefit
  payments and fees                    (26,242,130)                (306,716)              (1,261,261)
 Net annuity transactions                  (11,011)                      --                       --
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,450,070)               7,613,092               13,462,766
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets                             3,904,162                8,493,589               15,401,139
NET ASSETS:
 Beginning of year                     189,243,584                2,874,894               12,001,008
                                    --------------            -------------            -------------
 End of year                          $193,147,746              $11,368,483              $27,402,147
                                    ==============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                         OPPENHEIMER              OPPENHEIMER
                                   EQUITY                 AGGRESSIVE                CAPITAL
                                 AND INCOME              GROWTH FUND           APPRECIATION FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(290,013)                $(5,284)                $(99,090)
 Net realized gain (loss) on
  security transactions                57,112                    (119)                     875
 Net realized gain on
  distributions                       268,149                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,390,399                  50,674                  742,610
                                -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,425,647                  45,271                  644,395
                                -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,983,951               1,005,623               16,247,165
 Net transfers                      2,617,290                 142,837                5,855,918
 Surrenders for benefit
  payments and fees                (1,020,564)                (24,617)                (223,809)
 Net annuity transactions                  --                      --                   12,766
                                -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 3,580,677               1,123,843               21,892,040
                                -------------            ------------            -------------
 Net increase (decrease) in
  net assets                        5,006,324               1,169,114               22,536,435
NET ASSETS:
 Beginning of year                 22,545,563                      --                       --
                                -------------            ------------            -------------
 End of year                      $27,551,887              $1,169,114              $22,536,435
                                =============            ============            =============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER              MAIN STREET
                               GLOBAL SECURITIES FUND      MAIN STREET FUND         SMALL CAP FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(123,708)               $(18,526)               $(129,581)
 Net realized gain (loss) on
  security transactions                       988                  (4,794)                   1,945
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,084,433                 123,822                1,379,050
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,961,713                 100,502                1,251,414
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             23,255,063               3,129,584               21,891,799
 Net transfers                          8,629,891                 961,477                7,580,083
 Surrenders for benefit
  payments and fees                      (364,647)                (33,272)                (326,227)
 Net annuity transactions                  99,065                      --                   21,799
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    31,619,372               4,057,789               29,167,454
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           33,581,085               4,158,291               30,418,868
NET ASSETS:
 Beginning of year                             --                      --                       --
                                    -------------            ------------            -------------
 End of year                          $33,581,085              $4,158,291              $30,418,868
                                    =============            ============            =============


                                 PUTNAM DIVERSIFIED        PUTNAM GLOBAL           PUTNAM GROWTH
                                       INCOME             ASSET ALLOCATION           AND INCOME
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(42,181)                $(9,068)               $(10,157)
 Net realized gain (loss) on
  security transactions                     (649)                    392                   1,526
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             74,966                  59,323                  58,643
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              32,136                  50,647                  50,012
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             7,290,949               2,559,454               2,370,555
 Net transfers                         2,016,535                 689,147                 184,304
 Surrenders for benefit
  payments and fees                     (128,737)                (63,026)                (85,172)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    9,178,747               3,185,575               2,469,687
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           9,210,883               3,236,222               2,519,699
NET ASSETS:
 Beginning of year                            --                      --                      --
                                    ------------            ------------            ------------
 End of year                          $9,210,883              $3,236,222              $2,519,699
                                    ============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                        PUTNAM
                                     INTERNATIONAL               PUTNAM                  PUTNAM
                                        EQUITY                 INVESTORS               NEW VALUE
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(171,386)                $(4,290)               $(26,160)
 Net realized gain (loss) on
  security transactions                     (1,642)                  1,019                   2,747
 Net realized gain on
  distributions                                 --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,522,348                  33,433                 180,767
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,349,320                  30,162                 157,354
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              27,669,752                 935,879               4,933,535
 Net transfers                           9,402,212                 219,445               1,555,909
 Surrenders for benefit
  payments and fees                       (370,374)                (40,847)               (199,885)
 Net annuity transactions                   31,580                      --                 145,513
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,733,170               1,114,477               6,435,072
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            39,082,490               1,144,639               6,592,426
NET ASSETS:
 Beginning of year                              --                      --                      --
                                     -------------            ------------            ------------
 End of year                           $39,082,490              $1,144,639              $6,592,426
                                     =============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                PUTNAM
                                                              THE GEORGE
                                       PUTNAM                PUTNAM FUND               PUTNAM
                                   SMALL CAP VALUE            OF BOSTON                VISTA
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135,604)               $(13,550)              $(3,477)
 Net realized gain (loss) on
  security transactions                      (577)                    821                   448
 Net realized gain on
  distributions                                --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             841,141                  56,577                41,524
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              704,960                  43,848                38,495
                                    -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             23,029,546               3,137,473               655,330
 Net transfers                          8,356,879               1,123,598               195,582
 Surrenders for benefit
  payments and fees                      (393,868)                (20,779)              (25,561)
 Net annuity transactions                 130,418                      --                    --
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    31,122,975               4,240,292               825,351
                                    -------------            ------------            ----------
 Net increase (decrease) in
  net assets                           31,827,935               4,284,140               863,846
NET ASSETS:
 Beginning of year                             --                      --                    --
                                    -------------            ------------            ----------
 End of year                          $31,827,935              $4,284,140              $863,846
                                    =============            ============            ==========


                                       PUTNAM                                GROWTH AND
                                      VOYAGER           ENTERPRISE             INCOME
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,280)          $(118,344)         $(1,128,064)
 Net realized gain (loss) on
  security transactions                     (678)         (1,534,630)             268,820
 Net realized gain on
  distributions                               --                  --            3,089,978
 Net unrealized appreciation
  (depreciation) of
  investments during the year             46,256           2,587,875            8,536,068
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              39,298             934,901           10,766,802
                                    ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             1,074,140             411,203           22,932,109
 Net transfers                            32,617            (614,925)          19,333,845
 Surrenders for benefit
  payments and fees                       (5,646)         (2,169,022)         (10,662,959)
 Net annuity transactions                     --                (646)             (17,468)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,101,111          (2,373,390)          31,585,527
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets                           1,140,409          (1,438,489)          42,352,329
NET ASSETS:
 Beginning of year                            --          16,971,011          117,152,462
                                    ------------       -------------       --------------
 End of year                          $1,140,409         $15,532,522         $159,504,791
                                    ============       =============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                   AGGRESSIVE
                                                            EMERGING                 GROWTH
                                   COMSTOCK                  GROWTH                PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,188,643)               $(83,011)               $(14,888)
 Net realized gain (loss) on
  security transactions                 61,140                  22,201                   2,368
 Net realized gain on
  distributions                      2,584,413                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,433,823                 301,464                  86,403
                                --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,890,733                 240,654                  73,883
                                --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          51,115,168                 277,479                 206,161
 Net transfers                      30,214,494                 (98,512)                281,440
 Surrenders for benefit
  payments and fees                 (4,463,539)               (196,597)                (26,792)
 Net annuity transactions               21,939                      --                      --
                                --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 76,888,062                 (17,630)                460,809
                                --------------            ------------            ------------
 Net increase (decrease) in
  net assets                        80,778,795                 223,024                 534,692
NET ASSETS:
 Beginning of year                  71,895,593               4,363,900                 523,349
                                --------------            ------------            ------------
 End of year                      $152,674,388              $4,586,924              $1,058,041
                                ==============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             WELLS FARGO
                                                       WELLS FARGO         ADVANTAGE TOTAL
                                GOVERNMENT           ADVANTAGE ASSET         RETURN BOND
                                 PORTFOLIO           ALLOCATION FUND             FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $37,923                $1,673                $1,816
 Net realized gain (loss) on
  security transactions                2,259                     5                  (173)
 Net realized gain on
  distributions                           --                 3,125                    87
 Net unrealized appreciation
  (depreciation) of
  investments during the year         62,267                 4,185                (2,180)
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         102,449                 8,988                  (450)
                               -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                         7,515,298               380,710               198,736
 Net transfers                     6,509,162                61,838                70,935
 Surrenders for benefit
  payments and fees                 (498,550)                 (617)                 (442)
 Net annuity transactions                 --                    --                    --
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               13,525,910               441,931               269,229
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets                      13,628,359               450,919               268,779
NET ASSETS:
 Beginning of year                 4,911,720                    --                    --
                               -------------            ----------            ----------
 End of year                     $18,540,079              $450,919              $268,779
                               =============            ==========            ==========

                                                         WELLS FARGO           WELLS FARGO
                                   WELLS FARGO          ADVANTAGE C&B        ADVANTAGE LARGE
                                 ADVANTAGE EQUITY      LARGE CAP VALUE        COMPANY CORE
                                   INCOME FUND               FUND                 FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $11                 $(514)                $16
 Net realized gain (loss) on
  security transactions                     87                    12                  --
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,330                   472                 119
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,428                   (30)                135
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                             272,684               226,283                  --
 Net transfers                          36,430               177,872               5,053
 Surrenders for benefit
  payments and fees                       (224)               (1,582)                 (2)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    308,890               402,573               5,051
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                           312,318               402,543               5,186
NET ASSETS:
 Beginning of year                          --                    --                  --
                                    ----------            ----------             -------
 End of year                          $312,318              $402,543              $5,186
                                    ==========            ==========             =======

(a)  From inception, May 2, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                     ADVANTAGE              ADVANTAGE
                                   INTERNATIONAL          LARGE COMPANY
                                     CORE FUND             GROWTH FUND
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,866                 $(5,477)
 Net realized gain (loss) on
  security transactions                       6                       7
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,853                  44,217
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,725                  38,747
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               55,300                 955,002
 Net transfers                           85,621                 352,749
 Surrenders for benefit
  payments and fees                         (47)                 (7,819)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     140,874               1,299,932
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            148,599               1,338,679
NET ASSETS:
 Beginning of year                           --                      --
                                     ----------            ------------
 End of year                           $148,599              $1,338,679
                                     ==========            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                     WELLS FARGO             ADVANTAGE            WELLS FARGO
                                      ADVANTAGE              SMALL CAP             ADVANTAGE
                                  MONEY MARKET FUND         GROWTH FUND         DISCOVERY FUND
                                   SUB-ACCOUNT (A)        SUB-ACCOUNT (A)       SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $97                 $(2,899)               $(15)
 Net realized gain (loss) on
  security transactions                      --                     112                  --
 Net realized gain on
  distributions                              --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                  26,690                  99
                                      ---------              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                                 97                  23,903                  84
                                      ---------              ----------             -------
UNIT TRANSACTIONS:
 Purchases                                   --                 464,376               1,600
 Net transfers                           19,224                 183,636                  --
 Surrenders for benefit
  payments and fees                         (10)                 (3,052)                  1
 Net annuity transactions                    --                      --                  --
                                      ---------              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      19,214                 644,960               1,601
                                      ---------              ----------             -------
 Net increase (decrease) in
  net assets                             19,311                 668,863               1,685
NET ASSETS:
 Beginning of year                           --                      --                  --
                                      ---------              ----------             -------
 End of year                            $19,311                $668,863              $1,685
                                      =========              ==========             =======

                                   WELLS FARGO
                                    ADVANTAGE            WELLS FARGO
                                    MULTI CAP             ADVANTAGE
                                   VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (C)       SUB-ACCOUNT (C)
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(121)                 $(76)
 Net realized gain (loss) on
  security transactions                    (1)                    6
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             552                 1,787
                                    ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              430                 1,717
                                    ---------             ---------
UNIT TRANSACTIONS:
 Purchases                             52,390                22,200
 Net transfers                            974                    --
 Surrenders for benefit
  payments and fees                         1                    (2)
 Net annuity transactions                  --                    --
                                    ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    53,365                22,198
                                    ---------             ---------
 Net increase (decrease) in
  net assets                           53,795                23,915
NET ASSETS:
 Beginning of year                         --                    --
                                    ---------             ---------
 End of year                          $53,795               $23,915
                                    =========             =========

(a)  From inception, May 2, 2005 to December 31, 2005.

(c)  From inception, July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account Three ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP Balanced Wealth Strategy Portfolio, AllianceBernstein VP Global Research Growth Portfolio, AllianceBernstein VP International Value Portfolio, AllianceBernstein VP Small/Mid Cap Value Portfolio, AllianceBernstein VP Value Portfolio, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Contrafund, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Large-Cap Core Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, Mid Cap Growth, U.S. Mid Cap Value, Focus Growth, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally Weighted S&P 500, Small Company Growth, Global Franchise, Oppenheimer Midcap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam International Equity, Putnam Investors, Putnam New Value, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Vista, Putnam Voyager, Enterprise, Growth and Income, Comstock, Strategic Growth, Aggressive Growth Portfolio, Government Portfolio, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

-------------------------------------------------------------------------------

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are charged through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio                            $38,818,319        $4,452,042
AllianceBernstein VP Global Research
 Growth Portfolio                                3,436,149           538,800
AllianceBernstein VP International Value
 Portfolio                                     144,642,140         9,470,889
AllianceBernstein VP Small/Mid Cap Value
 Portfolio                                      15,566,298         2,121,203
AllianceBernstein VP Value Portfolio            59,351,050         2,279,048
American Funds Global Growth Fund               13,612,376         9,475,137
American Funds Growth Fund                      49,027,180        57,523,298
American Funds Growth-Income Fund               52,668,629        53,598,854
American Funds International Fund               44,443,427        19,105,943
American Funds Global Small
 Capitalization Fund                            16,116,738        10,324,229
Fidelity VIP Equity-Income                      68,952,878         2,467,808
Fidelity VIP Growth                             22,748,230           369,412
Fidelity VIP Contrafund                        277,036,054         7,025,632
Fidelity VIP Mid Cap                            81,907,395         5,971,411
Fidelity VIP Value Strategies                    5,355,477         1,076,210
Franklin Small-Mid Cap Growth Securities
 Fund                                            7,924,265         8,602,591
Franklin Strategic Income Securities
 Fund                                           30,398,924        23,499,460
Franklin Mutual Shares Securities Fund          25,658,030        25,832,956
Templeton Developing Markets Securities
 Fund                                            8,678,373         7,955,801

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
Templeton Growth Securities Fund               $13,077,479       $10,101,644
Hartford Advisers HLS Fund                      25,317,684         3,056,972
Hartford Total Return Bond HLS Fund            253,809,916         5,856,283
Hartford Dividend and Growth HLS Fund          217,018,253         4,839,172
Hartford Focus HLS Fund                          1,365,515           373,007
Hartford Global Advisers HLS Fund                4,546,203           773,728
Hartford Global Leaders HLS Fund                10,134,310         1,950,824
Hartford Disciplined Equity HLS Fund           242,922,339         2,974,184
Hartford Growth HLS Fund                        18,401,348         3,871,116
Hartford Growth Opportunities HLS Fund          60,448,443         7,757,843
Hartford High Yield HLS Fund                    22,977,455         2,201,817
Hartford Index HLS Fund                         16,388,162         2,515,475
Hartford International Capital
 Appreciation HLS Fund                          38,784,165         4,176,983
Hartford International Small Company HLS
 Fund                                           30,790,409         3,181,508
Hartford International Opportunities HLS
 Fund                                           73,721,779         2,782,571
Hartford Money Market HLS Fund                 125,339,489        73,234,215
Hartford Mortgage Securities HLS Fund            8,510,893         1,602,756
Hartford Small Company HLS Fund                  7,894,260           678,929
Hartford SmallCap Growth HLS Fund               30,920,430        13,834,847
Hartford Stock HLS Fund                         27,151,257         3,879,882
Hartford U.S. Government Securities HLS
 Fund                                          115,844,209         3,331,482
Hartford Value HLS Fund                         16,191,359         2,562,574
Hartford Value Opportunities HLS Fund           45,742,587         4,079,227
Hartford Equity Income HLS Fund                 17,672,973         2,768,341
Lord Abbett All Value Portfolio                 25,258,503        12,675,883
Lord Abbett America's Value Portfolio           11,528,422         1,383,351
Lord Abbett Bond-Debenture Portfolio            31,595,644         2,448,216
Lord Abbett Growth and Income Portfolio        128,515,709         2,747,231
Lord Abbett Large-Cap Core Portfolio             6,906,388           728,045
MFS Capital Opportunities Series                   506,258         1,476,318
MFS Emerging Growth Series                       1,325,753         1,839,767
MFS Investors Growth Stock Series                1,008,574         1,660,018
MFS Investors Trust Series                       4,805,340         7,292,960
MFS Total Return Series                         33,210,008        34,424,143
Equity and Income                                3,753,694         4,795,913
Core Plus Fixed Income                          20,838,526        23,483,605
Emerging Markets Debt                            3,540,990         3,256,247
Emerging Markets Equity                         36,725,811        14,091,196
Technology                                         359,067         5,431,554
High Yield                                       4,613,381         7,173,154
Mid Cap Growth                                  13,403,470         3,590,657
U.S. Mid Cap Value                              26,775,909        15,509,445
Focus Growth                                     1,652,631        51,667,346
Balanced Growth                                  9,313,323        19,864,689
Capital Opportunities                            2,656,031        10,410,847
Developing Growth                                2,341,659        14,940,496
Flexible Income                                  6,248,284        12,145,023
Dividend Growth                                  5,220,131        73,365,467

-------------------------------------------------------------------------------

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
Global Equity                                   $6,426,778       $15,942,815
Growth                                           7,496,863        10,516,410
Money Market                                   103,825,709        71,650,653
Utilities                                        2,913,511        18,959,484
Equally Weighted S&P 500                        26,230,927        43,502,921
Small Company Growth                             8,384,302         2,099,365
Global Franchise                                11,098,299         6,749,872
Oppenheimer Midcap Fund                          2,777,054           482,364
Oppenheimer Capital Appreciation Fund           37,714,183         1,440,701
Oppenheimer Global Securities Fund             147,914,750         2,686,129
Oppenheimer Main Street Fund                     8,152,873         1,191,051
Oppenheimer Main Street Small Cap Fund          91,443,101         5,054,429
Putnam Diversified Income                       23,861,350         3,355,973
Putnam Global Asset Allocation                   8,226,532         1,154,651
Putnam Growth and Income                         5,813,510           941,093
Putnam International Equity                     72,144,232         3,738,857
Putnam Investors                                 6,928,023           942,321
Putnam New Value                                11,312,719         1,610,409
Putnam Small Cap Value                          75,765,832         5,452,340
Putnam The George Putnam Fund of Boston         21,048,045         8,225,500
Putnam Vista                                     2,189,922           797,541
Putnam Voyager                                   1,760,233           493,544
Enterprise                                       1,215,936         4,403,297
Growth and Income                               65,064,911        27,182,555
Comstock                                        99,632,550        15,887,961
Strategic Growth                                 1,111,895         1,366,038
Aggressive Growth Portfolio                      1,105,052           680,787
Government Portfolio                            13,016,077         3,191,242
Wells Fargo Advantage VT Asset
 Allocation Fund                                   247,910           134,078
Wells Fargo Advantage VT Total Return
 Bond Fund                                         769,402           121,462
Wells Fargo Advantage VT Equity Income
 Fund                                               72,929            25,498
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                        509,827            84,530
Wells Fargo Advantage VT Large Company
 Core Fund                                              40                62
Wells Fargo Advantage VT International
 Core Fund                                          33,582            21,949
Wells Fargo Advantage VT Large Company
 Growth Fund                                     2,668,791           217,648
Wells Fargo Advantage VT Money Market
 Fund                                            1,988,517           164,467
Wells Fargo Advantage VT Small Cap
 Growth Fund                                     1,651,604           179,207
Wells Fargo Advantage VT Discovery Fund            151,443             2,137
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                        161,131             6,667
Wells Fargo Advantage VT Opportunity
 Fund                                               95,165             1,981
                                          ----------------  ----------------
                                            $3,646,341,865    $1,001,137,664
                                          ================  ================

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio                           3,517,185       380,949      3,136,236
AllianceBernstein VP Global Research
 Growth Portfolio                               273,397        44,727        228,670
AllianceBernstein VP International Value
 Portfolio                                   11,187,709       750,881     10,436,828
AllianceBernstein VP Small/Mid Cap Value
 Portfolio                                    1,336,267       191,656      1,144,611
AllianceBernstein VP Value Portfolio          5,245,787       196,999      5,048,788
American Funds Global Growth Fund             1,213,599       802,279        411,320
American Funds Growth Fund                    4,639,904     5,578,729       (938,825)
American Funds Growth-Income Fund             3,020,003     4,142,844     (1,122,841)
American Funds International Fund             3,839,911     1,756,678      2,083,233
American Funds Global Small
 Capitalization Fund                            917,721       635,420        282,301
Fidelity VIP Equity-Income                    5,293,592       208,901      5,084,691
Fidelity VIP Growth                           2,135,167        37,261      2,097,906
Fidelity VIP Contrafund                      21,305,885       580,791     20,725,094
Fidelity VIP Mid Cap                          6,562,559       505,959      6,056,600
Fidelity VIP Value Strategies                   442,685        98,179        344,506
Franklin Small-Mid Cap Growth Securities
 Fund                                           995,436     1,098,420       (102,984)
Franklin Strategic Income Securities
 Fund                                         1,885,461     1,656,337        229,124
Franklin Mutual Shares Securities Fund        1,300,384     1,628,828       (328,444)
Templeton Developing Markets Securities
 Fund                                           462,842       419,669         43,173
Templeton Growth Securities Fund                781,192       674,660        106,532
Hartford Advisers HLS Fund                   15,540,430     2,349,574     13,190,856
Hartford Total Return Bond HLS Fund         136,523,360     3,360,874    133,162,486
Hartford Dividend and Growth HLS Fund       113,477,119     3,058,614    110,418,505
Hartford Focus HLS Fund                       1,189,627       340,415        849,212
Hartford Global Advisers HLS Fund             3,019,968       538,597      2,481,371
Hartford Global Leaders HLS Fund              5,287,113       971,542      4,315,571
Hartford Disciplined Equity HLS Fund        198,815,008     2,261,396    196,553,612
Hartford Growth HLS Fund                     13,434,580     3,030,893     10,403,687
Hartford Growth Opportunities HLS Fund       35,806,629     4,924,581     30,882,048
Hartford High Yield HLS Fund                 15,075,597     1,616,425     13,459,172
Hartford Index HLS Fund                      10,561,623     2,301,190      8,260,433
Hartford International Capital
 Appreciation HLS Fund                       24,196,809     2,912,450     21,284,359
Hartford International Small Company HLS
 Fund                                        13,553,780     1,605,924     11,947,856
Hartford International Opportunities HLS
 Fund                                        44,935,361     1,935,300     43,000,061
Hartford Money Market HLS Fund               98,572,679    57,496,559     41,076,120
Hartford Mortgage Securities HLS Fund         5,005,096     1,142,682      3,862,414
Hartford Small Company HLS Fund               4,162,345       360,253      3,802,092
Hartford SmallCap Growth HLS Fund            20,066,323    10,084,869      9,981,454
Hartford Stock HLS Fund                      18,198,958     2,977,519     15,221,439
Hartford U.S. Government Securities HLS
 Fund                                       105,045,843     2,990,474    102,055,369
Hartford Value HLS Fund                      12,892,585     2,039,297     10,853,288
Hartford Value Opportunities HLS Fund        26,588,503     2,574,507     24,013,996
Hartford Equity Income HLS Fund              13,328,142     2,097,165     11,230,977
Lord Abbett All Value Portfolio               2,193,763     1,076,689      1,117,074
Lord Abbett America's Value Portfolio         1,013,835       125,260        888,575

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio          2,869,351       230,515      2,638,836
Lord Abbett Growth and Income Portfolio      11,102,541       239,360     10,863,181
Lord Abbett Large-Cap Core Portfolio            616,556        59,737        556,819
MFS Capital Opportunities Series                 68,097       208,610       (140,513)
MFS Emerging Growth Series                      223,614       275,534        (51,920)
MFS Investors Growth Stock Series               145,674       225,667        (79,993)
MFS Investors Trust Series                      544,208       788,745       (244,537)
MFS Total Return Series                       1,741,156     2,506,668       (765,512)
Equity and Income                               212,367       309,682        (97,315)
Core Plus Fixed Income                        1,345,743     2,047,756       (702,013)
Emerging Markets Debt                           145,587       167,502        (21,915)
Emerging Markets Equity                       2,464,823       925,654      1,539,169
High Yield                                      235,866       627,378       (391,512)
Mid Cap Growth                                1,043,585       296,980        746,605
U.S. Mid Cap Value                            1,282,786     1,137,256        145,530
Focus Growth                                    387,623     2,976,971     (2,589,348)
Balanced Growth                                 455,737     1,373,230       (917,493)
Capital Opportunities                           613,119     1,488,289       (875,170)
Developing Growth                               320,695       800,639       (479,944)
Flexible Income                                 369,028       977,786       (608,758)
Dividend Growth                                 452,059     3,640,386     (3,188,327)
Global Equity                                   273,366     1,149,202       (875,836)
Growth                                        1,160,880       853,188        307,692
Money Market                                 10,274,158     6,938,662      3,335,496
Utilities                                       291,843       961,502       (669,659)
Equally Weighted S&P 500                      1,448,506     2,488,118     (1,039,612)
Small Company Growth                            569,890       149,684        420,206
Global Franchise                                644,584       406,515        238,069
Oppenheimer Midcap Fund/VA                      250,667        41,503        209,164
Oppenheimer Capital Appreciation Fund         3,586,694       139,075      3,447,619
Oppenheimer Global Securities Fund           11,980,909       216,314     11,764,595
Oppenheimer Main Street Fund                    743,344       102,472        640,872
Oppenheimer Main Street Small Cap Fund        7,790,394       428,383      7,362,011
Putnam Diversified Income                     1,426,060       208,339      1,217,721
Putnam Global Asset Allocation                  409,596        37,575        372,021
Putnam Growth and Income                        211,476        25,353        186,123
Putnam International Equity                   4,533,109       252,740      4,280,369
Putnam Investors                                776,313       106,897        669,416
Putnam New Value                                552,511        83,793        468,718
Putnam Small Cap Value                        3,003,329       220,854      2,782,475
Putnam The George Putnam Fund of Boston       1,634,823       638,134        996,689
Putnam Vista                                    201,805        77,087        124,718
Putnam Voyager                                  147,097        30,020        117,077
Enterprise                                      213,278       666,313       (453,035)
Growth and Income                             3,671,675     1,845,480      1,826,195
Comstock                                      5,779,570       931,336      4,848,234
Strategic Growth                                 83,748       100,908        (17,160)
Aggressive Growth Portfolio                      81,250        56,846         24,404

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
------------------------------------------------------------------------------------
Government Portfolio                          1,221,518       289,361        932,157
Wells Fargo Advantage VT Asset
 Allocation Fund                                187,933       105,511         82,422
Wells Fargo Advantage VT Total Return
 Bond Fund                                      648,272        97,227        551,045
Wells Fargo Advantage VT Equity Income
 Fund                                            54,126        14,185         39,941
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                     426,890        65,801        361,089
Wells Fargo Advantage VT International
 Core Fund                                       18,770        14,886          3,884
Wells Fargo Advantage VT Large Company
 Growth Fund                                  2,675,384       195,538      2,479,846
Wells Fargo Advantage VT Money Market
 Fund                                         1,964,921       151,604      1,813,317
Wells Fargo Advantage VT Small Cap
 Growth Fund                                  1,282,958       130,953      1,152,005
Wells Fargo Advantage VT Discovery Fund          12,684            55         12,629
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      10,823           367         10,456
Wells Fargo Advantage VT Opportunity
 Fund                                             7,390            66          7,324

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
AllianceBernstein VP Balanced Wealth
 Strategy Portfolio                           1,395,011        70,568      1,324,443
AllianceBernstein VP Global Research
 Growth Portfolio                                73,401         1,457         71,944
AllianceBernstein VP International Value
 Portfolio                                    6,496,815       104,797      6,392,018
AllianceBernstein VP Small/Mid Cap Value
 Portfolio                                      713,813        22,317        691,496
AllianceBernstein VP Value Portfolio          3,409,364        33,505      3,375,859
American Funds Global Growth Fund             1,059,010       478,053        580,957
American Funds Growth Fund                    8,399,551     3,436,376      4,963,175
American Funds Growth-Income Fund             5,307,563     2,967,112      2,340,451
American Funds International Fund             5,133,186       972,831      4,160,355
American Funds Global Small
 Capitalization Fund                          1,064,892       420,286        644,606
Fidelity VIP Equity-Income                    3,525,508        28,590      3,496,918
Fidelity VIP Growth                             711,713         8,617        703,096
Fidelity VIP Contrafund                       7,742,570        54,039      7,688,531
Fidelity VIP Mid Cap                          2,846,840        76,600      2,770,240
Fidelity VIP Value Strategies                   278,370        15,093        263,277
Franklin Small-Mid Cap Growth Securities
 Fund                                         1,296,308       654,380        641,928
Franklin Strategic Income Securities
 Fund                                         1,929,620       646,147      1,283,473
Franklin Mutual Shares Securities Fund        2,033,901     1,046,221        987,680
Templeton Developing Markets Securities
 Fund                                           646,764       222,763        424,001
Templeton Growth Securities Fund              1,340,018       390,345        949,673
Hartford Advisers HLS Fund                   12,505,547       484,865     12,020,682
Hartford Total Return Bond HLS Fund          86,068,226       415,073     85,653,153
Hartford Dividend and Growth HLS Fund        49,019,177       647,658     48,371,519
Hartford Focus HLS Fund                         757,092        76,356        680,736
Hartford Global Advisers HLS Fund             2,129,023       203,903      1,925,120
Hartford Global Leaders HLS Fund              2,803,315       477,668      2,325,647
Hartford Disciplined Equity HLS Fund        117,717,797       918,954    116,798,843
Hartford Growth HLS Fund                     10,977,130     1,728,441      9,248,689
Hartford Growth Opportunities HLS Fund       13,301,776       460,183     12,841,593
Hartford High Yield HLS Fund                  6,958,208       243,526      6,714,682
Hartford Index HLS Fund                       6,237,279       325,618      5,911,661
Hartford International Capital
 Appreciation HLS Fund                       14,506,079     2,229,181     12,276,898

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         4,772,194       276,889      4,495,305
Hartford International Opportunities HLS
 Fund                                        27,155,218       522,651     26,632,567
Hartford Money Market HLS Fund               30,621,935    13,733,912     16,888,023
Hartford Mortgage Securities HLS Fund         3,356,575       259,283      3,097,292
Hartford SmallCap Growth HLS Fund            22,054,922       642,442     21,412,480
Hartford Stock HLS Fund                      30,534,495     7,615,691     22,918,804
Hartford U.S. Government Securities HLS
 Fund                                        50,484,008       642,688     49,841,320
Hartford Value HLS Fund                       3,291,118       253,922      3,037,196
Hartford Value Opportunities HLS Fund        10,546,254     1,635,560      8,910,694
Hartford Equity Income HLS Fund               8,012,294     1,671,107      6,341,187
Lord Abbett All Value Portfolio               1,295,148        33,971      1,261,177
Lord Abbett America's Value Portfolio           874,433        23,409        851,024
Lord Abbett Bond-Debenture Portfolio          1,213,108        53,945      1,159,163
Lord Abbett Growth and Income Portfolio       2,888,773        43,446      2,845,327
Lord Abbett Large-Cap Core Portfolio            397,428        15,350        382,078
MFS Capital Opportunities Series                104,949       176,621        (71,672)
MFS Emerging Growth Series                      170,643       315,438       (144,795)
MFS Investors Growth Stock Series               147,590       187,947        (40,357)
MFS Investors Trust Series                      738,623       656,543         82,080
MFS Total Return Series                       3,349,695     1,708,273      1,641,422
Core Plus Fixed Income                        1,627,319     1,439,021        188,298
Emerging Markets Debt                           153,530       144,868          8,662
Emerging Markets Equity                         979,623       186,405        793,218
Technology                                      198,065       905,379       (707,314)
High Yield                                      414,089       980,910       (566,821)
Mid Cap Growth                                  451,774         6,538        445,236
U.S. Mid Cap Value                            1,311,843       769,198        542,645
American Opportunities                          884,325     3,580,937     (2,696,612)
Balanced Growth                                 747,608       971,853       (224,245)
Capital Opportunities                           529,844     1,162,470       (632,626)
Developing Growth                               386,142       779,715       (393,573)
Flexible Income                                 654,387     1,120,467       (466,080)
Dividend Growth                               1,107,297     4,189,972     (3,082,675)
Global Equity                                   459,260     1,270,473       (811,213)
Growth                                        2,014,580       836,083      1,178,497
Money Market                                  3,976,841     4,789,130       (812,289)
Utilities                                       463,795       996,270       (532,475)
Equally Weighted S&P 500                      2,130,590     1,594,622        535,968
Small Company Growth                            734,649        72,870        661,779
Global Franchise                              1,120,806       155,782        965,024
Equity and Income                               455,345       168,527        286,818
Oppenheimer Aggressive Growth Fund              116,593        10,692        105,901
Oppenheimer Capital Appreciation Fund         2,168,252        26,082      2,142,170
Oppenheimer Global Securities Fund            2,971,811        35,438      2,936,373
Oppenheimer Main Street Fund                    441,428        41,740        399,688
Oppenheimer Main Street Small Cap Fund        2,816,181        20,868      2,795,313
Putnam Diversified Income                       612,458        24,054        588,404
Putnam Global Asset Allocation                  146,391         5,891        140,500

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------
Putnam Growth and Income                        105,000        13,608         91,392
Putnam International Equity                   3,034,091        53,676      2,980,415
Putnam Investors                                136,738         4,073        132,665
Putnam New Value                                375,126        13,501        361,625
Putnam Small Cap Value                        1,459,122        15,165      1,443,957
Putnam The George Putnam Fund of Boston         364,287        15,082        349,205
Putnam Vista                                     84,022         1,780         82,242
Putnam Voyager                                   88,074        13,305         74,769
Enterprise                                      260,247       505,981       (245,734)
Growth and Income                             3,704,625     1,074,215      2,630,410
Comstock                                      5,842,216       441,273      5,400,943
Emerging Growth                                  42,793        43,897         (1,104)
Aggressive Growth Portfolio                      47,832         5,996         41,836
Government Portfolio                          1,441,379       103,382      1,337,997
Wells Fargo Advantage Asset Allocation
 Fund                                           388,007           289        387,718
Wells Fargo Advantage Total Return Bond
 Fund                                           260,927        23,696        237,231
Wells Fargo Advantage Equity Income Fund        266,795         1,694        265,101
Wells Fargo Advantage C&B Large Cap
 Value Fund                                     374,043         1,392        372,651
Wells Fargo Advantage Large Company Core
 Fund                                             5,244            --          5,244
Wells Fargo Advantage International Core
 Fund                                           125,060            --        125,060
Wells Fargo Advantage Large Company
 Growth Fund                                  1,293,623         8,731      1,284,892
Wells Fargo Advantage Money Market Fund          19,573            --         19,573
Wells Fargo Advantage Small Cap Growth
 Fund                                           593,265         7,734        585,531
Wells Fargo Advantage Discovery Fund                150            --            150
Wells Fargo Advantage Multi Cap Value
 Fund                                             4,440            --          4,440
Wells Fargo Advantage Opportunity Fund            2,207            --          2,207

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED
 WEALTH STRATEGY PORTFOLIO
 2006  Lowest contract charges        183,981    $12.097214      $2,225,681
    Highest contract charges            8,787     11.725104         103,034
    Remaining contract charges      4,267,911            --      50,738,028
 2005  Lowest contract charges         16,112     10.714409         172,629
    Highest contract charges           10,304     10.562816         108,842
    Remaining contract charges      1,298,027            --      13,792,468

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED
 WEALTH STRATEGY PORTFOLIO
 2006  Lowest contract charges        0.75%             0.42%             12.91%
    Highest contract charges          2.45%             0.77%             11.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.02%              9.88%
    Highest contract charges          2.39%               --               8.64%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL
 RESEARCH GROWTH PORTFOLIO
 2006  Lowest contract charges          4,331    $13.699024         $59,326
    Highest contract charges            2,039     13.327881          27,176
    Remaining contract charges        294,244            --       3,970,894
 2005  Lowest contract charges            612     12.029861           7,365
    Highest contract charges            1,096     11.898589          13,036
    Remaining contract charges         70,236            --         839,634
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges        230,910     14.909092       3,442,674
    Highest contract charges          539,371     14.464028       7,801,471
    Remaining contract charges     16,058,565            --     235,479,967
 2005  Lowest contract charges         41,025     11.117122         456,085
    Highest contract charges          219,921     10.964475       2,411,322
    Remaining contract charges      6,131,072            --      67,611,164
ALLIANCEBERNSTEIN VP SMALL/MID
 CAP VALUE PORTFOLIO
 2006  Lowest contract charges         65,776     12.039175         791,919
    Highest contract charges            4,909     11.668764          57,286
    Remaining contract charges      1,765,422            --      20,895,950
 2005  Lowest contract charges         21,935     10.621426         232,986
    Highest contract charges           33,785     10.475556         353,920
    Remaining contract charges        635,776            --       6,700,087
ALLIANCEBERNSTEIN VP VALUE
 PORTFOLIO
 2006  Lowest contract charges         73,507     12.452476         915,343
    Highest contract charges              569     12.069459           6,867
    Remaining contract charges      8,350,571            --     102,254,285
 2005  Lowest contract charges         31,649     10.366270         328,087
    Highest contract charges          118,588     10.223888       1,212,432
    Remaining contract charges      3,225,622            --      33,174,021
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges        188,640      1.666306         314,329
    Highest contract charges          144,231     10.658295       1,537,253
    Remaining contract charges      6,578,198            --      79,941,816
 2005  Lowest contract charges        199,235      1.401769         279,282
    Highest contract charges          129,547      9.083466       1,176,735
    Remaining contract charges      6,170,967            --      63,187,013
 2004  Lowest contract charges        168,147      1.244884         209,323
    Highest contract charges           82,862      8.172367         677,180
    Remaining contract charges      5,667,783            --      51,924,244
 2003  Lowest contract charges         18,849      1.111293          20,947
    Highest contract charges           25,084      7.390785         185,390
    Remaining contract charges      4,411,315            --      34,917,811
 2002  Lowest contract charges         18,849      0.832247          15,687
    Highest contract charges           85,435      5.594295         477,950
    Remaining contract charges      2,698,346            --      15,672,452

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL
 RESEARCH GROWTH PORTFOLIO
 2006  Lowest contract charges        0.75%               --              13.88%
    Highest contract charges          2.40%               --              12.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              20.30%
    Highest contract charges          2.37%               --              18.99%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges        0.75%             0.78%             34.11%
    Highest contract charges          2.40%             1.23%             31.92%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.03%             19.17%
    Highest contract charges          2.34%             0.10%             17.87%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VP SMALL/MID
 CAP VALUE PORTFOLIO
 2006  Lowest contract charges        0.75%             0.20%             13.35%
    Highest contract charges          2.43%               --              11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.20%             12.68%
    Highest contract charges          2.31%               --              11.45%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VP VALUE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             0.75%             20.13%
    Highest contract charges          2.44%             1.15%             18.10%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.51%              7.53%
    Highest contract charges          2.34%             0.19%              6.35%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges        1.30%             0.94%             18.87%
    Highest contract charges          2.60%             0.88%             17.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.68%             12.60%
    Highest contract charges          2.58%             0.63%             11.15%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.47%             12.02%
    Highest contract charges          2.58%             0.48%             10.58%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%             0.41%             33.53%
    Highest contract charges          1.62%             0.09%             29.08%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.93%               --             (16.78)%
    Highest contract charges          0.90%               --               1.05%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges      1,219,565     $1.394084      $1,700,177
    Highest contract charges        1,527,069      9.506472      14,517,041
    Remaining contract charges     45,253,766            --     492,301,362
 2005  Lowest contract charges      1,745,083      1.281399       2,236,147
    Highest contract charges        1,369,233      8.852411      12,121,011
    Remaining contract charges     45,824,909            --     461,536,271
 2004  Lowest contract charges      1,184,708      1.117260       1,323,627
    Highest contract charges          961,708      7.819403       7,519,980
    Remaining contract charges     41,829,634            --     372,627,630
 2003  Lowest contract charges        426,080      1.006145         428,698
    Highest contract charges          446,466      7.133854       3,185,023
    Remaining contract charges     31,199,420            --     244,162,432
 2002  Lowest contract charges        137,970      0.745063         102,796
    Highest contract charges          317,376      5.339327       1,694,573
    Remaining contract charges     16,487,696            --      92,121,776
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges      1,326,224      1.335895       1,771,694
    Highest contract charges          713,707     13.540353       9,663,838
    Remaining contract charges     35,192,896            --     486,525,678
 2005  Lowest contract charges      1,737,353      1.174773       2,040,996
    Highest contract charges          679,018     12.063035       8,191,019
    Remaining contract charges     35,939,297            --     439,631,660
 2004  Lowest contract charges      1,227,457      1.124557       1,380,346
    Highest contract charges          427,197     11.698456       4,997,550
    Remaining contract charges     34,360,563            --     405,160,831
 2003  Lowest contract charges        477,485      1.032179         492,850
    Highest contract charges          315,316     10.878053       3,430,020
    Remaining contract charges     26,135,600            --     285,774,226
 2002  Lowest contract charges        148,384      0.789623         117,167
    Highest contract charges          298,403      8.411031       2,509,879
    Remaining contract charges     14,351,246            --     121,056,489
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges        634,879      1.786074       1,133,944
    Highest contract charges          632,674     10.801046       6,833,536
    Remaining contract charges     14,398,265            --     180,574,538
 2005  Lowest contract charges        799,484      1.520816       1,215,868
    Highest contract charges          576,023      9.317239       5,366,943
    Remaining contract charges     12,207,078            --     132,004,461
 2004  Lowest contract charges        355,702      1.268031         451,041
    Highest contract charges          354,898      7.870167       2,793,105
    Remaining contract charges      8,711,630            --      79,739,908
 2003  Lowest contract charges        208,459      1.076631         224,434
    Highest contract charges           53,994      6.769614         365,518
    Remaining contract charges      5,321,839            --      39,658,250
 2002  Lowest contract charges        263,374      7.475572       1,968,869
    Highest contract charges           53,685      5.140169         275,950
    Remaining contract charges      2,641,271            --      13,696,250

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges        1.30%             0.70%              8.79%
    Highest contract charges          2.60%             0.84%              7.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.76%             14.69%
    Highest contract charges          2.59%             0.76%             13.21%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.24%             11.04%
    Highest contract charges          2.57%             0.32%              9.61%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.16%             35.04%
    Highest contract charges          1.62%             0.24%             24.34%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%             0.09%            (25.49)%
    Highest contract charges          0.90%             0.08%             (0.02)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges        1.30%             1.46%             13.72%
    Highest contract charges          2.60%             1.61%             12.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.44%              4.47%
    Highest contract charges          2.59%             1.53%              3.12%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             1.12%              8.95%
    Highest contract charges          2.57%             1.66%              7.54%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             1.38%             30.72%
    Highest contract charges          1.63%             1.89%             24.33%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%             2.84%            (21.04)%
    Highest contract charges          0.90%             2.54%             (3.48)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges        1.30%             1.52%             17.44%
    Highest contract charges          2.60%             1.71%             15.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.73%             19.94%
    Highest contract charges          2.58%             1.74%             18.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.66%             17.78%
    Highest contract charges          2.57%             2.60%             16.26%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.28%             3.10%             33.11%
    Highest contract charges          1.62%             3.47%             33.99%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             1.70%            (16.03)%
    Highest contract charges          0.90%             2.26%             (2.92)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges         85,253     $2.063188        $175,894
    Highest contract charges          121,995     14.590139       1,779,918
    Remaining contract charges      3,547,749            --      59,739,545
 2005  Lowest contract charges         38,207      1.684898          64,375
    Highest contract charges          111,899     12.070920       1,350,729
    Remaining contract charges      3,322,590            --      45,855,243
 2004  Lowest contract charges         44,145      1.361722          60,113
    Highest contract charges           57,840      9.883142         571,644
    Remaining contract charges      2,726,105            --      30,763,149
 2003  Lowest contract charges        136,573     11.782892       1,609,229
    Highest contract charges           14,240      8.391207         119,492
    Remaining contract charges      1,649,749            --      14,927,804
 2002  Lowest contract charges         68,860      7.782819         535,926
    Highest contract charges           12,731      5.596339          71,246
    Remaining contract charges        729,301            --       4,110,294
FIDELITY VIP EQUITY-INCOME
 2006  Lowest contract charges        170,391     12.441638       2,119,955
    Highest contract charges            3,438     12.058974          41,455
    Remaining contract charges      8,407,780            --     102,855,063
 2005  Lowest contract charges         30,866     10.452282         322,621
    Highest contract charges            2,965     10.304441          30,550
    Remaining contract charges      3,463,087            --      35,903,843
FIDELITY VIP GROWTH
 2006  Lowest contract charges         19,775     11.320706         223,863
    Highest contract charges            1,936     10.972432          21,247
    Remaining contract charges      2,779,291            --      30,949,360
 2005  Lowest contract charges          4,441     10.702519          47,533
    Highest contract charges            1,936     10.551172          20,432
    Remaining contract charges        696,719            --       7,397,708
FIDELITY VIP CONTRAFUND
 2006  Lowest contract charges      1,308,022     12.609462      16,493,423
    Highest contract charges           33,893     12.221659         414,227
    Remaining contract charges     27,071,710            --     335,752,306
 2005  Lowest contract charges        285,180     11.401061       3,251,358
    Highest contract charges           18,679     11.239872         209,950
    Remaining contract charges      7,384,672            --      83,495,754
FIDELITY VIP MID CAP
 2006  Lowest contract charges        281,385     12.556903       3,533,324
    Highest contract charges            5,705     12.170682          69,429
    Remaining contract charges      8,539,750            --     105,394,208
 2005  Lowest contract charges         90,564     11.255439       1,019,337
    Highest contract charges            4,189     11.096304          46,478
    Remaining contract charges      2,675,487            --      29,850,520

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges        1.30%             0.51%             22.45%
    Highest contract charges          2.60%             0.44%             20.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.17%             23.73%
    Highest contract charges          2.58%             0.94%             22.14%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.28%               --              19.32%
    Highest contract charges          2.58%               --              17.78%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.39%             0.44%             51.40%
    Highest contract charges          1.64%             0.08%             46.12%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             0.70%            (20.18)%
    Highest contract charges          0.91%               --              (5.33)%
    Remaining contract charges          --                --                 --
FIDELITY VIP EQUITY-INCOME
 2006  Lowest contract charges        0.75%             3.08%             19.03%
    Highest contract charges          2.45%             2.84%             17.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.37%
    Highest contract charges          2.42%               --               8.14%
    Remaining contract charges          --                --                 --
FIDELITY VIP GROWTH
 2006  Lowest contract charges        0.75%             0.08%              5.78%
    Highest contract charges          2.45%             0.16%              3.99%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              11.87%
    Highest contract charges          2.42%               --              10.61%
    Remaining contract charges          --                --                 --
FIDELITY VIP CONTRAFUND
 2006  Lowest contract charges        0.75%             1.28%             10.60%
    Highest contract charges          2.45%             1.04%              8.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.05%
    Highest contract charges          2.40%               --              17.72%
    Remaining contract charges          --                --                 --
FIDELITY VIP MID CAP
 2006  Lowest contract charges        0.75%             0.11%             11.56%
    Highest contract charges          2.47%             0.12%              9.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              20.62%
    Highest contract charges          2.41%               --              19.27%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 2006  Lowest contract charges         10,196    $12.061412        $122,970
    Highest contract charges            2,374     11.690429          27,751
    Remaining contract charges        595,213            --       7,042,267
 2005  Lowest contract charges          3,237     10.475321          33,906
    Highest contract charges            1,979     10.327175          20,439
    Remaining contract charges        258,061            --       2,677,441
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges        407,531      1.186237         483,431
    Highest contract charges          151,000      7.362563       1,111,743
    Remaining contract charges      6,623,194            --      58,489,051
 2005  Lowest contract charges        600,907      1.105640         664,387
    Highest contract charges          129,054      6.952213         897,212
    Remaining contract charges      6,554,748            --      54,287,277
 2004  Lowest contract charges        314,240      1.068933         335,901
    Highest contract charges           85,472      6.809347         582,006
    Remaining contract charges      6,243,069            --      50,917,790
 2003  Lowest contract charges         95,725      0.971452          92,992
    Highest contract charges           68,641      6.269322         430,335
    Remaining contract charges      4,930,443            --      35,544,806
 2002  Lowest contract charges         13,217      0.717070           9,478
    Highest contract charges           61,901      4.677277         289,529
    Remaining contract charges      2,878,461            --      14,793,421
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2006  Lowest contract charges        141,715      1.425577         202,028
    Highest contract charges          192,953     14.155259       2,731,305
    Remaining contract charges      6,901,486            --     101,835,675
 2005  Lowest contract charges        160,836      1.331024         214,077
    Highest contract charges          156,212     13.389254       2,091,564
    Remaining contract charges      6,689,982            --      92,779,178
 2004  Lowest contract charges         97,713      1.325500         129,518
    Highest contract charges           87,320     13.508186       1,179,531
    Remaining contract charges      5,538,524            --      77,172,647
 2003  Lowest contract charges        326,464     13.368091       4,364,199
    Highest contract charges           40,472     12.601986         510,028
    Remaining contract charges      3,063,647            --      39,282,747
 2002  Lowest contract charges        180,195     11.263607       2,029,641
    Highest contract charges           46,024     10.721323         493,437
    Remaining contract charges      1,289,738            --      13,918,721

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 2006  Lowest contract charges        0.75%             0.13%             15.14%
    Highest contract charges          2.45%             0.31%             13.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              16.84%
    Highest contract charges          2.42%               --              15.52%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges        1.30%               --               7.29%
    Highest contract charges          2.60%               --               5.90%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               3.43%
    Highest contract charges          2.59%               --               2.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%               --              10.04%
    Highest contract charges          2.57%               --               8.61%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.28%               --              35.48%
    Highest contract charges          1.62%               --              30.99%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             0.35%            (28.29)%
    Highest contract charges          0.90%               --              (1.39)%
    Remaining contract charges          --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2006  Lowest contract charges        1.30%             5.81%              7.10%
    Highest contract charges          2.60%             4.96%              5.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             4.57%              0.42%
    Highest contract charges          2.59%             4.53%             (0.88)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             4.17%              8.59%
    Highest contract charges          2.56%             2.29%              7.19%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.40%             2.63%             18.68%
    Highest contract charges          1.60%             0.13%              8.65%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.39%             0.05%              3.66%
    Highest contract charges          0.90%               --               7.93%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2006  Lowest contract charges        300,430     $1.496340        $449,545
    Highest contract charges          286,357     16.428819       4,704,505
    Remaining contract charges     11,345,238            --     191,475,872
 2005  Lowest contract charges        317,568      1.280557         406,664
    Highest contract charges          261,129     14.243479       3,719,389
    Remaining contract charges     11,681,772            --     169,827,469
 2004  Lowest contract charges        238,827      1.173480         280,259
    Highest contract charges          174,975     13.223137       2,313,716
    Remaining contract charges     10,858,987            --     145,834,221
 2003  Lowest contract charges        107,854      1.055500         113,840
    Highest contract charges          158,853     12.049362       1,914,073
    Remaining contract charges      7,976,625            --      97,317,549
 2002  Lowest contract charges         57,085      0.854437          48,775
    Highest contract charges           85,643      9.858614         844,317
    Remaining contract charges      4,456,427            --      44,275,902
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges         47,574      2.681166         127,563
    Highest contract charges           54,027     20.664228       1,116,428
    Remaining contract charges      1,689,525            --      35,891,095
 2005  Lowest contract charges         47,487      2.114912         100,431
    Highest contract charges           45,705     16.513159         754,739
    Remaining contract charges      1,654,761            --      27,784,093
 2004  Lowest contract charges         27,359      1.677055          45,882
    Highest contract charges           22,441     13.265566         297,695
    Remaining contract charges      1,274,152            --      17,017,223
 2003  Lowest contract charges        150,240     10.480643       1,574,610
    Highest contract charges            5,191     10.906370          56,613
    Remaining contract charges        608,747            --       6,597,380
 2002  Lowest contract charges         65,290      6.913177         451,363
    Highest contract charges            1,403      7.263821          10,189
    Remaining contract charges        290,384            --       2,112,215
TEMPLETON GROWTH SECURITIES
 FUND
 2006  Lowest contract charges         75,250      1.507218         113,413
    Highest contract charges          152,503     14.507161       2,212,392
    Remaining contract charges      4,549,684            --      69,066,710
 2005  Lowest contract charges         49,436      1.253557          61,970
    Highest contract charges          142,256     12.223467       1,738,859
    Remaining contract charges      4,479,213            --      56,914,462
 2004  Lowest contract charges         20,693      1.166563          24,140
    Highest contract charges           71,355     11.523966         822,290
    Remaining contract charges      3,629,184            --      43,226,341
 2003  Lowest contract charges         20,232      1.018575          20,607
    Highest contract charges           44,570     10.193782         454,340
    Remaining contract charges      2,383,449            --      24,825,655
 2002  Lowest contract charges        163,728      8.311222       1,360,778
    Highest contract charges           39,522      7.899306         312,195
    Remaining contract charges        902,661            --       7,173,601

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2006  Lowest contract charges        1.30%             1.54%             16.85%
    Highest contract charges          2.60%             1.32%             15.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.87%              9.13%
    Highest contract charges          2.59%             0.87%              7.72%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.78%             11.18%
    Highest contract charges          2.57%             0.57%              9.74%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%             1.01%             23.53%
    Highest contract charges          1.63%             0.16%             19.24%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --             (14.56)%
    Highest contract charges          0.90%               --              (2.86)%
    Remaining contract charges          --                --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges        1.30%             1.24%             26.77%
    Highest contract charges          2.60%             1.28%             25.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.38%             26.11%
    Highest contract charges          2.58%             1.31%             24.48%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             3.17%             23.22%
    Highest contract charges          2.57%             0.78%             21.63%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.39%             0.79%             51.60%
    Highest contract charges          1.60%               --              44.19%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.39%             2.32%             (1.35)%
    Highest contract charges          0.86%               --              (0.71)%
    Remaining contract charges          --                --                 --
TEMPLETON GROWTH SECURITIES
 FUND
 2006  Lowest contract charges        1.30%             1.23%             20.24%
    Highest contract charges          2.60%             1.37%             18.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.24%              7.46%
    Highest contract charges          2.58%             1.05%              6.07%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.17%             14.53%
    Highest contract charges          2.57%             1.07%             13.05%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.26%               --              30.43%
    Highest contract charges          1.63%             0.02%             30.14%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             2.36%            (19.62)%
    Highest contract charges          0.91%               --              (8.87)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges        467,737     $1.211634        $566,725
    Highest contract charges           48,030      1.168295          56,114
    Remaining contract charges     24,695,771            --      37,025,204
 2005  Lowest contract charges        273,427      1.102727         301,515
    Highest contract charges          124,508      1.081514         134,657
    Remaining contract charges     11,622,747            --      15,285,454
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges      7,356,213      1.535168      11,293,022
    Highest contract charges          156,245      1.487922         232,480
    Remaining contract charges    211,303,181            --     372,767,533
 2005  Lowest contract charges      2,516,563      1.475829       3,714,017
    Highest contract charges           65,510      1.454940          95,313
    Remaining contract charges     83,071,080            --     134,902,882
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2006  Lowest contract charges      9,400,152      1.658967      15,594,542
    Highest contract charges           28,548      1.510859          43,131
    Remaining contract charges    149,361,324            --     279,571,458
 2005  Lowest contract charges      2,445,544      1.388704       3,396,137
    Highest contract charges           11,814      1.286401          15,197
    Remaining contract charges     45,914,161            --      68,572,282
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges         11,544      1.189811          13,736
    Highest contract charges           99,152      1.114489         110,504
    Remaining contract charges      1,419,252            --       1,630,050
 2005  Lowest contract charges          2,751      1.092528           3,005
    Highest contract charges           95,134      1.040393          98,977
    Remaining contract charges        582,851            --         619,206
HARTFORD GLOBAL ADVISERS HLS                        &nb sp;
 FUND
 2006  Lowest contract charges        548,603      1.302216         714,399
    Highest contract charges           78,063      1.268352          99,011
    Remaining contract charges      3,779,825            --       5,469,099
 2005  Lowest contract charges        314,518      1.205504         379,152
    Highest contract charges           18,988      1.193690          22,666
    Remaining contract charges      1,591,614            --       2,085,375
HARTFORD GLOBAL LEADERS HLS
 FUND
 2006  Lowest contract charges        391,521      1.434316         561,564
    Highest contract charges          378,871      1.391475         527,189
    Remaining contract charges      5,870,826            --      11,208,635
 2005  Lowest contract charges        177,361      1.266039         224,545
    Highest contract charges           84,055      1.248662         104,956
    Remaining contract charges      2,064,231            --       3,383,571

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges        0.75%             2.89%              9.88%
    Highest contract charges          2.45%             1.57%              8.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.92%              8.52%
    Highest contract charges          2.38%             5.14%              7.29%
    Remaining contract charges          --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges        0.75%             7.01%              4.02%
    Highest contract charges          2.45%             6.30%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            15.72%              0.94%
    Highest contract charges          2.37%            15.26%             (0.20)%
    Remaining contract charges          --        --                --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2006  Lowest contract charges        0.75%             2.89%             19.46%
    Highest contract charges          2.45%             2.78%             17.45%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.36%              8.05%
    Highest contract charges          2.40%             4.07%              6.84%
    Remaining contract charges          --                --                 --
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges        0.75%             0.95%              8.90%
    Highest contract charges          2.40%             0.87%              7.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.76%             13.56%
    Highest contract charges          2.34%             2.90%             12.32%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2006  Lowest contract charges        0.75%             3.38%              8.02%
    Highest contract charges          2.40%             3.74%              6.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             6.86%              8.24%
    Highest contract charges          2.36%             5.77%              7.05%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL LEADERS HLS
 FUND
 2006  Lowest contract charges        0.75%             1.00%             13.29%
    Highest contract charges          2.39%             1.01%             11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.78%             13.45%
    Highest contract charges          2.35%             2.47%             12.21%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2006  Lowest contract charges        481,740     $1.190599        $573,559
    Highest contract charges           19,067      1.359078          25,914
    Remaining contract charges    312,851,648            --     405,542,040
 2005  Lowest contract charges        265,850      1.066732         283,590
    Highest contract charges        4,391,111      1.052077       4,619,787
    Remaining contract charges    112,141,882            --     130,024,207
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges      2,079,466      1.359730       2,827,513
    Highest contract charges          191,195      1.285135         245,711
    Remaining contract charges     17,381,715            --      22,854,310
 2005  Lowest contract charges        930,365      1.309557       1,218,366
    Highest contract charges              836      1.256062           1,050
    Remaining contract charges      8,317,488            --      10,610,627
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges      1,039,509      1.633478       1,698,014
    Highest contract charges           41,823      1.540415          64,424
    Remaining contract charges     42,642,309            --      68,368,946
 2005  Lowest contract charges        105,838      1.468754         155,451
    Highest contract charges           30,703      1.408825          43,255
    Remaining contract charges     12,705,052            --      18,343,223
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges        501,317      1.389570         696,614
    Highest contract charges           31,418      1.356048          42,604
    Remaining contract charges     19,641,119            --      27,445,620
 2005  Lowest contract charges        124,508      1.259370         156,802
    Highest contract charges           28,409      1.250060          35,513
    Remaining contract charges      6,561,765            --       8,325,071
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges        275,035      1.128688         310,429
    Highest contract charges           19,091      1.133323          21,636
    Remaining contract charges     13,877,968            --      20,250,064
 2005  Lowest contract charges        140,097      0.984953         137,989
    Highest contract charges          589,608      1.006357         593,356
    Remaining contract charges      5,181,956            --       5,993,290
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges      3,607,301      1.683127       6,071,548
    Highest contract charges          980,555      1.576637       1,545,979
    Remaining contract charges     28,973,401            --      46,858,606
 2005  Lowest contract charges        995,789      1.366664       1,360,909
    Highest contract charges          420,501      1.301496         547,280
    Remaining contract charges     10,860,608            --      14,357,510

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2006  Lowest contract charges        0.75%             1.45%             11.61%
    Highest contract charges          2.45%             1.38%              9.73%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.31%              9.40%
    Highest contract charges          2.35%             2.70%              8.20%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges        0.75%             0.06%              3.83%
    Highest contract charges          2.40%             0.07%              2.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              13.12%
    Highest contract charges          2.51%               --              11.84%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        0.75%             1.44%             11.22%
    Highest contract charges          2.48%             0.70%              9.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.54%             25.39%
    Highest contract charges          2.41%             0.53%             23.98%
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges        0.75%            18.00%             10.34%
    Highest contract charges          2.45%            15.94%              8.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             6.15%              4.70%
    Highest contract charges          2.39%               --               3.53%
    Remaining contract charges          --                --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges        0.75%             1.96%             14.59%
    Highest contract charges          2.44%             1.18%             12.66%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             4.40%              7.98%
    Highest contract charges          2.36%             7.02%              6.80%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges        0.75%             1.23%             23.16%
    Highest contract charges          2.40%             1.16%             21.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.65%             15.40%
    Highest contract charges          2.34%             2.27%             14.14%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges        180,249     $2.340119        $421,801
    Highest contract charges          954,606      2.192075       2,092,567
    Remaining contract charges     15,308,306            --      34,196,393
 2005  Lowest contract charges         76,520      1.822914         139,489
    Highest contract charges          169,863      1.735984         294,880
    Remaining contract charges      4,248,922            --       7,443,343
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges        956,669      1.396856       1,336,328
    Highest contract charges        2,515,912      1.374614       3,458,408
    Remaining contract charges     66,160,047            --     105,249,980
 2005  Lowest contract charges        427,240      1.130783         483,116
    Highest contract charges        1,048,806      1.131293       1,186,507
    Remaining contract charges     25,156,521            --      31,777,640
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges      1,820,802      1.160839       2,113,655
    Highest contract charges           43,771      1.014418          44,402
    Remaining contract charges     56,099,570            --      70,981,637
 2005  Lowest contract charges        588,918      1.117034         657,842
    Highest contract charges           29,439      0.992855          29,228
    Remaining contract charges     16,269,666            --      20,343,274
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges        236,713      1.383332         327,451
    Highest contract charges           24,687      1.301426          32,128
    Remaining contract charges      6,698,306            --      10,505,941
 2005  Lowest contract charges         23,182      1.331509          30,867
    Highest contract charges           21,544      1.274155          27,451
    Remaining contract charges      3,052,566            --       4,403,065
HARTFORD SMALL COMPANY HLS
 FUND
 2006  Lowest contract charges        176,308      1.611899         284,190
    Highest contract charges          409,539      1.715602         702,606
    Remaining contract charges      3,216,245            --       5,793,529
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2006  Lowest contract charges        228,554      1.451976         331,859
    Highest contract charges           29,797      1.369188          40,797
    Remaining contract charges     31,135,583            --      44,326,740
 2005  Lowest contract charges        214,855      1.369036         294,144
    Highest contract charges           27,955      1.313122          36,709
    Remaining contract charges     21,169,670            --      28,289,687

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges        0.75%             2.40%             28.37%
    Highest contract charges          2.40%             2.82%             26.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.39%             18.53%
    Highest contract charges          2.30%            12.09%             17.24%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges        0.75%             3.14%             23.53%
    Highest contract charges          2.40%             3.15%             21.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              17.26%
    Highest contract charges          2.35%               --              15.98%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges        0.75%             4.72%              3.92%
    Highest contract charges          2.45%             4.66%              2.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.70%             3.52%              1.61%
    Highest contract charges          2.41%             2.92%              0.47%
    Remaining contract charges          --                --                 --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges        0.75%            15.14%              3.89%
    Highest contract charges          2.45%            11.47%              2.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.74%              0.84%
    Highest contract charges          2.39%               --              (0.29)%
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2006  Lowest contract charges        0.48%             0.43%              2.66%
    Highest contract charges          1.53%             0.30%              1.67%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2006  Lowest contract charges        0.75%             0.35%              6.06%
    Highest contract charges          2.49%             0.28%              4.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.13%             17.77%
    Highest contract charges          2.41%             0.96%             16.45%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges        529,042     $1.092190        $577,813
    Highest contract charges          170,662      1.089081         185,865
    Remaining contract charges     37,440,539            --      49,165,248
 2005  Lowest contract charges        271,087      0.959768         260,181
    Highest contract charges           39,096      0.973451          38,058
    Remaining contract charges     22,608,621            --      24,078,988
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges      1,105,315      1.143295       1,263,697
    Highest contract charges           96,276      1.078142         103,799
    Remaining contract charges    150,695,098            --     166,233,930
 2005  Lowest contract charges        355,989      1.107461         394,244
    Highest contract charges           86,891      1.062245          92,299
    Remaining contract charges     49,398,440            --      53,131,761
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges        107,921      1.391771         150,200
    Highest contract charges            1,505      1.303971           1,962
    Remaining contract charges     13,781,058            --      18,353,162
 2005  Lowest contract charges         45,810      1.151031          52,729
    Highest contract charges            2,602      1.096902           2,854
    Remaining contract charges      2,988,784            --       3,325,403
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        825,074      1.678386       1,384,795
    Highest contract charges           37,493      1.582768          59,343
    Remaining contract charges     32,062,123            --      53,406,042
 2005  Lowest contract charges        368,684      1.420752         523,809
    Highest contract charges           21,512      1.362775          29,316
    Remaining contract charges      8,520,498            --      11,861,959
HARTFORD EQUITY INCOME HLS
 FUND
 2006  Lowest contract charges      2,856,810      1.452696       4,150,076
    Highest contract charges           14,272      1.389511          19,832
    Remaining contract charges     14,701,082            --      20,883,395
 2005  Lowest contract charges      1,100,730      1.211673       1,333,725
    Highest contract charges           76,478      1.180208          90,259
    Remaining contract charges      5,163,979            --       6,170,867
LORD ABBETT ALL VALUE
 PORTFOLIO
 2006  Lowest contract charges        460,454     12.075767      5,56 0,321
    Highest contract charges            1,109     11.704297          12,976
    Remaining contract charges      1,916,688            --      22,816,633
 2005  Lowest contract charges        211,137     10.612875       2,240,775
    Highest contract charges              722     10.462724           7,557
    Remaining contract charges      1,049,318            --      11,045,528

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges        0.75%             1.77%             13.80%
    Highest contract charges          2.43%             2.36%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             3.58%             12.41%
    Highest contract charges          2.40%             7.06%             11.15%
    Remaining contract charges          --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2006  Lowest contract charges        0.75%             2.84%              3.24%
    Highest contract charges          2.45%             3.75%              1.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.17%              0.46%
    Highest contract charges          2.37%               --              (0.67)%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges        0.75%             1.89%             20.92%
    Highest contract charges          2.43%             0.98%             18.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             9.09%              8.14%
    Highest contract charges          2.15%               --               6.93%
    Remaining contract charges          --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges        0.75%             1.82%             18.13%
    Highest contract charges          2.48%             1.48%             16.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.89%             12.64%
    Highest contract charges          2.41%             2.22%             11.37%
    Remaining contract charges          --                --                 --
HARTFORD EQUITY INCOME HLS
 FUND
 2006  Lowest contract charges        0.75%             2.79%             19.89%
    Highest contract charges          2.42%             4.90%             17.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.61%              4.59%
    Highest contract charges          2.35%             4.42%              3.45%
    Remaining contract charges          --                --                 --
LORD ABBETT ALL VALUE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             0.78%             13.78%
    Highest contract charges          2.45%             0.70%             11.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.14%             11.45%
    Highest contract charges          2.38%             0.84%             10.20%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges        529,829    $11.692294      $6,194,912
    Highest contract charges           22,116     11.343054         250,868
    Remaining contract charges      1,187,654            --      13,716,964
 2005  Lowest contract charges        219,943     10.283680       2,261,825
    Highest contract charges            8,907     10.142435          90,343
    Remaining contract charges        622,174            --       6,359,570
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2006  Lowest contract charges        523,359     10.870047       5,688,948
    Highest contract charges            8,353     10.535676          88,000
    Remaining contract charges      3,266,287            --      34,985,269
 2005  Lowest contract charges        192,617     10.017399       1,929,524
    Highest contract charges            1,148      9.875645          11,339
    Remaining contract charges        965,398            --       9,603,601
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges      1,154,086     11.955476      13,797,643
    Highest contract charges            3,691     11.587688          42,773
    Remaining contract charges     12,550,731            --     147,760,310
 2005  Lowest contract charges        218,817     10.271292       2,247,530
    Highest contract charges              366     10.125948           3,704
    Remaining contract charges      2,626,144            --      26,771,660
LORD ABBETT LARGE-CAP CORE
 PORTFOLIO
 2006  Lowest contract charges        196,797     11.925730       2,346,959
    Highest contract charges           16,504     11.602501         191,485
    Remaining contract charges        725,596            --       8,532,161
 2005  Lowest contract charges         98,962     10.641404       1,053,094
    Highest contract charges               87     10.521696             917
    Remaining contract charges        283,029            --       2,993,465
MFS CAPITAL OPPORTUNITIES
 SERIES
 2006  Lowest contract charges         38,966      1.108918          43,209
    Highest contract charges           11,003      6.748313          74,249
    Remaining contract charges      1,250,462            --       9,266,228
 2005  Lowest contract charges         54,465      0.987187          53,767
    Highest contract charges           11,180      6.086183          68,042
    Remaining contract charges      1,375,299            --       9,098,326
 2004  Lowest contract charges         41,892      0.983525          41,202
    Highest contract charges           10,498      6.142949          64,490
    Remaining contract charges      1,460,226            --       9,725,673
 2003  Lowest contract charges         24,224      0.885965          21,461
    Highest contract charges            4,483      5.606041          25,133
    Remaining contract charges      1,409,118            --       8,394,396
 2002  Lowest contract charges         11,669      0.704576           8,222
    Highest contract charges           13,993      4.506101          63,056
    Remaining contract charges      1,224,035            --       5,672,612

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             3.38%             13.70%
    Highest contract charges          2.39%             3.53%             11.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             7.33%              6.50%
    Highest contract charges          2.33%             6.81%              5.34%
    Remaining contract charges          --                --                 --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             8.82%              8.51%
    Highest contract charges          2.44%            10.04%              6.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            16.70%              4.62%
    Highest contract charges          2.37%            28.38%              3.45%
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges        0.75%             2.38%             16.40%
    Highest contract charges          2.44%             2.50%             14.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.16%              7.03%
    Highest contract charges          1.36%               --               5.82%
    Remaining contract charges          --                --                 --
LORD ABBETT LARGE-CAP CORE
 PORTFOLIO
 2006  Lowest contract charges        0.75%             0.80%             12.07%
    Highest contract charges          2.39%             0.97%             10.24%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.75%              6.41%
    Highest contract charges          2.46%             0.37%              5.22%
    Remaining contract charges          --                --                 --
MFS CAPITAL OPPORTUNITIES
 SERIES
 2006  Lowest contract charges        1.30%             0.46%             12.33%
    Highest contract charges          2.60%             0.44%             10.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.75%              0.37%
    Highest contract charges          2.59%             0.75%             (0.92)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.30%             11.01%
    Highest contract charges          2.59%             0.43%              9.58%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.19%             25.74%
    Highest contract charges          1.63%               --              19.37%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%               --             (29.54)%
    Highest contract charges          0.91%               --              (4.04)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges         28,800     $1.140051         $32,834
    Highest contract charges           62,045      5.425208         336,609
    Remaining contract charges      1,796,275            --      10,744,058
 2005  Lowest contract charges         28,806      1.070477          30,836
    Highest contract charges           61,057      5.160816         315,106
    Remaining contract charges      1,849,177            --      10,463,520
 2004  Lowest contract charges         13,538      0.993214          13,446
    Highest contract charges           53,385      4.850916         258,968
    Remaining contract charges      2,016,912            --      10,589,885
 2003  Lowest contract charges         11,368      0.890764          10,126
    Highest contract charges            5,293      4.407523          23,327
    Remaining contract charges      1,970,921            --       9,219,570
 2002  Lowest contract charges         11,368      0.692952           7,878
    Highest contract charges           16,281      3.465490          56,421
    Remaining contract charges      1,519,444            --       5,416,506
MFS INVESTORS GROWTH STOCK
 SERIES
 2006  Lowest contract charges          5,430      1.054520           5,726
    Highest contract charges           12,945      6.440092          83,365
    Remaining contract charges      1,244,343            --       8,688,201
 2005  Lowest contract charges          5,430      0.993086           5,392
    Highest contract charges           12,841      6.144286          78,898
    Remaining contract charges      1,324,440            --       8,713,830
 2004  Lowest contract charges          6,406      0.962851           6,168
    Highest contract charges           11,018      6.035213          66,497
    Remaining contract charges      1,365,644            --       8,825,246
 2003  Lowest contract charges         18,452      0.893385          16,484
    Highest contract charges           15,728      5.673119          89,227
    Remaining contract charges      1,218,367            --       7,391,624
 2002  Lowest contract charges         73,111      5.943046         434,503
    Highest contract charges           12,484      4.721818          58,946
    Remaining contract charges        682,697            --       3,255,502
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges          6,525      1.222627           7,978
    Highest contract charges           59,456      9.389215         558,248
    Remaining contract charges      2,434,128            --      23,393,700
 2005  Lowest contract charges         32,008      1.096187          35,087
    Highest contract charges           57,289      8.528364         488,583
    Remaining contract charges      2,655,349            --      23,081,261
 2004  Lowest contract charges         34,461      1.034845          35,661
    Highest contract charges           28,540      8.156435         232,783
    Remaining contract charges      2,599,565            --      21,515,221
 2003  Lowest contract charges         23,640      0.941477          22,257
    Highest contract charges            4,385      7.517602          32,966
    Remaining contract charges      2,028,576            --      15,413,211
 2002  Lowest contract charges         85,908      6.336303         544,340
    Highest contract charges            8,913      6.301877          56,172
    Remaining contract charges      1,090,524            --       6,914,722

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges        1.30%               --               6.50%
    Highest contract charges          2.60%               --               5.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%         -                      7.78%
    Highest contract charges          2.59%               --               6.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              11.50%
    Highest contract charges          2.57%               --              10.06%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%               --              28.55%
    Highest contract charges          1.63%               --              19.01%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%               --             (30.71)%
    Highest contract charges          0.90%               --              (5.14)%
    Remaining contract charges          --                --                 --
MFS INVESTORS GROWTH STOCK
 SERIES
 2006  Lowest contract charges        1.29%               --               6.19%
    Highest contract charges          2.60%               --               4.81%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.39%              3.14%
    Highest contract charges          2.58%             0.32%              1.81%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --               7.78%
    Highest contract charges          2.59%               --               6.38%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.28%               --              21.44%
    Highest contract charges          1.62%               --              14.24%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%               --             (28.54)%
    Highest contract charges          0.91%               --              (5.97)%
    Remaining contract charges          --                --                 --
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges        1.30%             0.53%             11.54%
    Highest contract charges          2.60%             0.52%             10.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.56%              5.93%
    Highest contract charges          2.58%             0.48%              4.56%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.61%              9.92%
    Highest contract charges          2.53%             0.14%              8.50%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              20.57%
    Highest contract charges          1.60%               --              16.14%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             0.62%            (22.06)%
    Highest contract charges          0.92%               --              (3.92)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges        259,198     $1.292758        $335,079
    Highest contract charges          324,746     13.715825       4,454,155
    Remaining contract charges     16,872,811            --     236,283,998
 2005  Lowest contract charges        332,578      1.170452         389,266
    Highest contract charges          331,524     12.580684       4,170,798
    Remaining contract charges     17,558,165            --     224,123,127
 2004  Lowest contract charges        275,820      1.153245         318,088
    Highest contract charges          217,516     12.557976       2,731,557
    Remaining contract charges     16,087,509            --     204,273,585
 2003  Lowest contract charges        229,110      1.049521         240,456
    Highest contract charges          149,925     11.577974       1,735,832
    Remaining contract charges     12,478,962            --     145,922,447
 2002  Lowest contract charges         53,636      0.914052          49,026
    Highest contract charges          111,922     10.191712       1,140,679
    Remaining contract charges      7,267,367            --      74,490,608
EQUITY AND INCOME
 2006  Lowest contract charges        278,722     14.957667       4,168,996
    Highest contract charges           23,276     14.380670         334,726
    Remaining contract charges      1,669,102            --      24,466,318
 2005  Lowest contract charges        274,202     13.487418       3,698,280
    Highest contract charges           25,650     13.110525         336,279
    Remaining contract charges      1,768,563            --      23,517,328
 2004  Lowest contract charges        243,954     12.750251       3,110,468
    Highest contract charges           23,098     12.531003         289,444
    Remaining contract charges      1,514,545            --      19,145,651
 2003  Lowest contract charges        115,900     11.606186       1,345,159
    Highest contract charges            3,846     11.532775          44,358
    Remaining contract charges        587,167            --       6,794,459
CORE PLUS FIXED INCOME
 2006  Lowest contract charges        891,362      1.191205       1,061,797
    Highest contract charges          118,644     13.165406       1,561,995
    Remaining contract charges     10,214,345            --     138,844,077
 2005  Lowest contract charges      1,129,598      1.163384       1,314,156
    Highest contract charges          110,382     13.026094       1,437,853
    Remaining contract charges     10,686,384            --     142,781,370
 2004  Lowest contract charges        983,600      1.130940       1,112,392
    Highest contract charges           65,379     12.828577         838,716
    Remaining contract charges     10,689,087            --     139,686,101
 2003  Lowest contract charges        616,339      1.097784         676,607
    Highest contract charges           35,596     12.615510         449,061
    Remaining contract charges     10,283,696            --     131,172,611
 2002  Lowest contract charges        678,621      1.062849         721,272
    Highest contract charges           82,483     12.409220       1,023,545
    Remaining contract charges      8,483,980            --     105,237,542

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges        1.30%             2.59%             10.45%
    Highest contract charges          2.60%             2.31%              9.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.06%              1.49%
    Highest contract charges          2.59%             1.91%              0.18%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.64%              9.88%
    Highest contract charges          2.57%             0.55%              8.47%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             1.66%             14.82%
    Highest contract charges          1.63%               --              11.85%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --              (8.60)%
    Highest contract charges          0.90%               --               0.13%
    Remaining contract charges          --                --                 --
EQUITY AND INCOME
 2006  Lowest contract charges        1.50%             1.16%             10.90%
    Highest contract charges          2.60%             1.15%              9.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.66%              5.78%
    Highest contract charges          2.59%             0.68%              4.63%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%               --               9.86%
    Highest contract charges          2.57%               --               8.66%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.99%             0.89%             16.06%
    Highest contract charges          1.61%             1.01%             15.33%
    Remaining contract charges          --                --                 --
CORE PLUS FIXED INCOME
 2006  Lowest contract charges        1.30%             4.72%              2.39%
    Highest contract charges          2.60%             3.99%              1.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             3.55%              2.87%
    Highest contract charges          2.59%             3.55%              1.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             4.53%              3.02%
    Highest contract charges          2.57%             3.27%              1.69%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.30%             0.08%              3.29%
    Highest contract charges          1.62%             0.03%              0.76%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%            11.51%              6.29%
    Highest contract charges          0.89%            10.04%              2.60%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
EMERGING MARKETS DEBT
 2006  Lowest contract charges         53,395     $1.697139         $90,623
    Highest contract charges            9,285     21.298708         197,757
    Remaining contract charges        620,021            --      12,411,423
 2005  Lowest contract charges         21,642      1.551646          33,580
    Highest contract charges            9,482     19.727481         187,062
    Remaining contract charges        673,492            --      12,239,295
 2004  Lowest contract charges         21,502      1.400388          30,111
    Highest contract charges            7,468     18.037236         134,699
    Remaining contract charges        666,984            --      10,893,914
 2003  Lowest contract charges         18,776      1.289007          24,203
    Highest contract charges            1,567     16.819741          26,353
    Remaining contract charges        626,810            --       9,410,696
 2002  Lowest contract charges          2,144      1.021279           2,190
    Highest contract charges            2,284     13.541581          30,929
    Remaining contract charges        423,432            --       4,890,797
EMERGING MARKETS EQUITY
 2006  Lowest contract charges         43,349     16.525505         716,343
    Highest contract charges           12,579     21.482782         270,229
    Remaining contract charges      3,352,293            --      59,869,961
 2005  Lowest contract charges         17,733     12.138274         215,245
    Highest contract charges           10,882     16.076611         174,947
    Remaining contract charges      1,840,437            --      26,058,806
 2004  Lowest contract charges         65,220      1.443391          94,138
    Highest contract charges            4,107     12.326618          50,623
    Remaining contract charges      1,006,507            --      12,426,261
 2003  Lowest contract charges         60,294      1.187725          71,613
    Highest contract charges            2,982     10.275795          30,647
    Remaining contract charges        944,839            --       9,675,499
 2002  Lowest contract charges          2,030      0.803939           1,632
    Highest contract charges              285      7.066470           2,012
    Remaining contract charges        842,555            --       5,875,155
HIGH YIELD
 2006  Lowest contract charges         77,194      1.355279         104,619
    Highest contract charges           58,825     10.719109         630,546
    Remaining contract charges      2,393,088            --      26,643,846
 2005  Lowest contract charges         69,187      1.264029          87,455
    Highest contract charges           50,821     10.128146         514,725
    Remaining contract charges      2,800,611            --      29,281,502
 2004  Lowest contract charges        140,656      1.267156         178,234
    Highest contract charges           26,767     10.286162         275,333
    Remaining contract charges      3,320,017            --      34,977,936
 2003  Lowest contract charges        302,834      1.172526         355,081
    Highest contract charges           11,011      9.642448         106,175
    Remaining contract charges      3,427,784            --      33,604,831
 2002  Lowest contract charges      1,291,815      8.015207      10,354,168
    Highest contract charges            8,747      7.896291          69,067
    Remaining contract charges      1,005,513            --       7,883,968

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EMERGING MARKETS DEBT
 2006  Lowest contract charges        1.30%            10.04%              9.38%
    Highest contract charges          2.60%             8.89%              7.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             5.64%             10.80%
    Highest contract charges          2.59%             7.56%              9.37%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             6.93%              8.64%
    Highest contract charges          2.58%             9.11%              7.24%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              26.22%
    Highest contract charges          1.58%               --              12.57%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%            28.37%              2.13%
    Highest contract charges          0.88%            23.48%             13.28%
    Remaining contract charges          --                --                 --
EMERGING MARKETS EQUITY
 2006  Lowest contract charges        0.75%             0.76%             36.14%
    Highest contract charges          2.60%             0.79%             33.63%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.11%             34.19%
    Highest contract charges          2.57%             0.34%             30.42%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.66%             21.53%
    Highest contract charges          2.58%             0.92%             19.96%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              47.74%
    Highest contract charges          1.58%               --              47.97%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --             (19.61)%
    Highest contract charges          0.89%               --              (5.16)%
    Remaining contract charges          --                --                 --
HIGH YIELD
 2006  Lowest contract charges        1.30%             8.29%              7.22%
    Highest contract charges          2.60%             8.09%              5.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             8.68%             (0.25)%
    Highest contract charges          2.58%             6.72%             (1.54)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.31%             4.67%              8.07%
    Highest contract charges          2.58%             6.26%              6.68%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              24.09%
    Highest contract charges          1.62%               --              10.53%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        1.40%             8.83%             (8.56)%
    Highest contract charges          0.91%            23.66%              4.61%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
MID CAP GROWTH
 2006  Lowest contract charges        184,498    $12.799102      $2,361,411
    Highest contract charges              711     12.405408           8,823
    Remaining contract charges      1,006,632            --      12,676,944
 2005  Lowest contract charges         75,698     11.815831         894,440
    Highest contract charges              127     11.648761           1,478
    Remaining contract charges        369,411            --       4,333,983
U.S. MID CAP VALUE
 2006  Lowest contract charges         98,892     13.156067       1,301,016
    Highest contract charges           87,700     19.105897       1,675,578
    Remaining contract charges      6,088,556            --      94,783,859
 2005  Lowest contract charges         26,978     10.988986         296,462
    Highest contract charges           79,878     16.246380       1,297,736
    Remaining contract charges      6,022,762            --      78,887,992
 2004  Lowest contract charges        606,173      1.115456         676,159
    Highest contract charges           63,047     14.846750         936,040
    Remaining contract charges      4,917,753            --      68,259,547
 2003  Lowest contract charges        263,114      0.986142         259,467
    Highest contract charges           19,813     13.297342         263,456
    Remaining contract charges      4,347,956            --      52,932,846
 2002  Lowest contract charges        143,550      0.705987         101,345
    Highest contract charges           45,716      9.673440         442,235
    Remaining contract charges      3,809,819            --      32,797,555
FOCUS GROWTH
 2006  Lowest contract charges      5,235,780      1.100382       5,761,358
    Highest contract charges            8,112      6.733865          54,623
    Remaining contract charges      9,217,191            --     151,778,398
 2005  Lowest contract charges      5,526,725      1.110661       6,138,318
    Highest contract charges            8,086      6.903285          55,822
    Remaining contract charges     11,515,620            --     202,389,241
 2004  Lowest contract charges      5,742,549      0.983629       5,648,538
    Highest contract charges            8,090      6.206381          50,212
    Remaining contract charges     13,996,404            --     227,371,668
 2003  Lowest contract charges      4,472,818      0.920177       4,115,785
    Highest contract charges           27,890      5.900077         164,552
    Remaining contract charges     17,194,853            --     273,164,339
 2002  Lowest contract charges      1,533,557      0.773166       1,185,694
    Highest contract charges          133,222      5.023876         669,289
    Remaining contract charges     18,076,856            --     273,628,994

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MID CAP GROWTH
 2006  Lowest contract charges        0.75%               --               8.32%
    Highest contract charges          2.43%               --               6.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              24.28%
    Highest contract charges          1.37%               --              22.88%
    Remaining contract charges          --                --                 --
U.S. MID CAP VALUE
 2006  Lowest contract charges        0.75%             0.19%             19.72%
    Highest contract charges          2.60%             0.28%             17.60%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%             0.04%             13.94%
    Highest contract charges          2.59%             0.32%              9.43%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.02%             13.11%
    Highest contract charges          2.57%             0.02%             11.65%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              39.68%
    Highest contract charges          1.60%               --              33.23%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.93%               --             (29.40)%
    Highest contract charges          0.88%               --              (4.12)%
    Remaining contract charges          --                --                 --
FOCUS GROWTH
 2006  Lowest contract charges        1.30%             0.02%             (0.93)%
    Highest contract charges          2.60%               --              (2.45)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.71%             12.92%
    Highest contract charges          2.59%             0.45%             11.23%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.38%              6.90%
    Highest contract charges          2.59%             0.18%              5.19%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.39%             19.01%
    Highest contract charges          1.63%             0.02%             16.79%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             0.35%            (22.68)%
    Highest contract charges          0.90%               --              (6.39)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
BALANCED GROWTH
 2006  Lowest contract charges      2,171,547     $1.322920      $2,872,785
    Highest contract charges           49,004     13.634590         668,155
    Remaining contract charges      3,704,180            --      70,645,313
 2005  Lowest contract charges      2,451,168      1.189469       2,915,588
    Highest contract charges           53,683     12.453701         668,552
    Remaining contract charges      4,337,373            --      77,937,820
 2004  Lowest contract charges      2,034,268      1.113625       2,265,411
    Highest contract charges           43,393     11.846797         514,066
    Remaining contract charges      4,988,808            --      86,398,590
 2003  Lowest contract charges      1,265,740      1.017026       1,287,290
    Highest contract charges            2,734     10.985273          30,029
    Remaining contract charges      5,559,743            --      91,762,173
 2002  Lowest contract charges        525,300      0.859773         451,639
    Highest contract charges           21,239      9.411947         199,897
    Remaining contract charges      5,489,272            --      82,236,119
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges        461,734      1.280881         591,423
    Highest contract charges           30,718      4.405475         135,328
    Remaining contract charges      4,067,193            --      28,291,147
 2005  Lowest contract charges        512,110      1.203121         616,130
    Highest contract charges           24,926      4.204831         104,812
    Remaining contract charges      4,897,779            --      33,672,969
 2004  Lowest contract charges        508,885      0.994021         505,842
    Highest contract charges           26,501      3.530842          93,573
    Remaining contract charges      5,532,055            --      33,188,412
 2003  Lowest contract charges        319,731      0.821432         262,637
    Highest contract charges            8,877      2.960393          26,280
    Remaining contract charges      6,094,246            --      31,770,930
 2002  Lowest contract charges         99,128      0.587529          58,241
    Highest contract charges           16,742      2.143832          35,891
    Remaining contract charges      6,080,646            --      24,991,592
DEVELOPING GROWTH
 2006  Lowest contract charges      1,207,626      1.600730       1,933,080
    Highest contract charges            9,825      9.042643          88,843
    Remaining contract charges      2,093,762            --      44,333,527
 2005  Lowest contract charges      1,218,274      1.465011       1,784,786
    Highest contract charges           10,389      8.405217          87,323
    Remaining contract charges      2,562,494            --      52,072,482
 2004  Lowest contract charges      1,329,229      1.250444       1,662,127
    Highest contract charges            2,901      7.285686          21,134
    Remaining contract charges      2,852,600            --      53,468,881
 2003  Lowest contract charges      1,031,037      1.035726       1,067,872
    Highest contract charges            5,023      6.131732          30,800
    Remaining contract charges      3,221,371            --      53,712,707
 2002  Lowest contract charges        420,551      0.742048         312,069
    Highest contract charges            4,803      4.447520          21,361
    Remaining contract charges      3,205,803            --      43,529,224

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
BALANCED GROWTH
 2006  Lowest contract charges        1.30%             2.60%             11.22%
    Highest contract charges          2.60%             2.34%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             2.25%              6.81%
    Highest contract charges          2.59%             2.05%              5.12%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             2.41%              9.50%
    Highest contract charges          2.58%             2.51%              7.84%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             2.78%             18.29%
    Highest contract charges          1.63%             1.91%             15.55%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             2.98%            (14.02)%
    Highest contract charges          0.90%             1.51%             (5.07)%
    Remaining contract charges          --                --                 --
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges        1.30%               --               6.46%
    Highest contract charges          2.60%               --               4.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              21.04%
    Highest contract charges          2.59%               --              19.09%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              21.01%
    Highest contract charges          2.58%               --              19.27%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              39.81%
    Highest contract charges          1.70%               --              28.07%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%               --             (41.25)%
    Highest contract charges          0.91%               --              (7.84)%
    Remaining contract charges          --                --                 --
DEVELOPING GROWTH
 2006  Lowest contract charges        1.30%               --               9.26%
    Highest contract charges          2.60%               --               7.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              17.16%
    Highest contract charges          2.58%               --              15.37%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              20.73%
    Highest contract charges          2.56%               --              18.82%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%               --              39.58%
    Highest contract charges          1.63%               --              28.47%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.95%               --             (25.80)%
    Highest contract charges          0.90%               --              (4.41)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
FLEXIBLE INCOME
 2006  Lowest contract charges        913,616     $1.363163      $1,245,403
    Highest contract charges           24,019     11.173114         268,368
    Remaining contract charges      3,708,222            --      47,365,201
 2005  Lowest contract charges        898,042      1.305789       1,172,653
    Highest contract charges           22,011     10.851070         238,842
    Remaining contract charges      4,334,562            --      53,822,165
 2004  Lowest contract charges        771,563      1.285868         992,128
    Highest contract charges           15,675     10.852128         170,103
    Remaining contract charges      4,933,457            --      61,312,429
 2003  Lowest contract charges        356,373      1.217480         433,877
    Highest contract charges            6,569     10.446908          68,631
    Remaining contract charges      5,602,889            --      67,481,098
 2002  Lowest contract charges        185,498      1.086268         201,501
    Highest contract charges           39,711      9.454279         375,436
    Remaining contract charges      5,752,962            --      63,028,853
DIVIDEND GROWTH
 2006  Lowest contract charges      6,191,248      1.191924       7,379,498
    Highest contract charges           62,104     12.119250         752,655
    Remaining contract charges      9,930,693            --     219,462,327
 2005  Lowest contract charges      6,575,504      1.085444       7,137,341
    Highest contract charges           62,934     11.207657         705,339
    Remaining contract charges     12,733,934            --     265,894,212
 2004  Lowest contract charges      6,945,112      1.041591       7,233,966
    Highest contract charges           43,862     10.922263         479,068
    Remaining contract charges     15,466,073            --     319,436,384
 2003  Lowest contract charges      5,455,551      0.974474       5,316,292
    Highest contract charges           33,293     10.376439         345,465
    Remaining contract charges     17,611,528            --     356,595,193
 2002  Lowest contract charges      1,948,304      0.772873       1,505,792
    Highest contract charges           70,501      8.334566         587,597
    Remaining contract charges     19,205,064            --     328,317,572
GLOBAL EQUITY
 2006  Lowest contract charges      2,046,311      1.475550       3,019,433
    Highest contract charges           21,647     10.431601         225,817
    Remaining contract charges      3,115,055            --      58,932,820
 2005  Lowest contract charges      2,264,200      1.229415       2,783,641
    Highest contract charges           21,263      8.822506         187,590
    Remaining contract charges      3,773,386            --      61,355,797
 2004  Lowest contract charges      2,323,692      1.125673       2,615,718
    Highest contract charges           20,750      8.207970         170,319
    Remaining contract charges      4,525,620            --      69,088,206
 2003  Lowest contract charges      1,432,825      1.054284       1,510,605
    Highest contract charges            1,796      7.807799          14,025
    Remaining contract charges      5,395,570            --      78,880,046
 2002  Lowest contract charges        682,734      0.792836         541,296
    Highest contract charges            8,377      5.951340          49,855
    Remaining contract charges      6,110,552            --      69,709,610

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FLEXIBLE INCOME
 2006  Lowest contract charges        1.30%             6.44%              4.39%
    Highest contract charges          2.60%             6.17%              2.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             6.94%              1.55%
    Highest contract charges          2.59%             6.76%             (0.01)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             7.63%              5.62%
    Highest contract charges          2.57%             6.31%              3.88%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             5.22%             12.08%
    Highest contract charges          1.62%             3.55%              6.24%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%             4.57%              8.63%
    Highest contract charges          0.90%             2.57%              4.86%
    Remaining contract charges          --                --                 --
DIVIDEND GROWTH
 2006  Lowest contract charges        1.30%             1.33%              9.81%
    Highest contract charges          2.60%             1.09%              8.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             1.27%              4.21%
    Highest contract charges          2.59%             1.06%              2.61%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.62%              6.89%
    Highest contract charges          2.58%             1.88%              5.26%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             2.04%             26.09%
    Highest contract charges          1.62%             1.36%             21.20%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%             2.29%            (22.71)%
    Highest contract charges          0.90%             1.33%             (8.29)%
    Remaining contract charges          --                --                 --
GLOBAL EQUITY
 2006  Lowest contract charges        1.30%             0.74%             20.02%
    Highest contract charges          2.60%             0.55%             18.24%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.65%              9.22%
    Highest contract charges          2.59%             0.46%              7.49%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.25%              6.77%
    Highest contract charges          2.58%             0.11%              5.13%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.42%             32.98%
    Highest contract charges          1.63%             0.13%             26.95%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             0.03%            (20.72)%
    Highest contract charges          0.90%               --              (5.08)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
GROWTH
 2006  Lowest contract charges        871,625     $1.143977        $997,120
    Highest contract charges          124,530      6.926968         862,617
    Remaining contract charges      4,573,711            --      45,388,744
 2005  Lowest contract charges        891,071      1.115013         993,556
    Highest contract charges          108,792      6.852504         745,499
    Remaining contract charges      4,262,311            --      46,830,657
 2004  Lowest contract charges        704,230      0.977539         688,413
    Highest contract charges           39,724      6.104294         242,487
    Remaining contract charges      3,339,723            --      39,697,986
 2003  Lowest contract charges        419,112      0.920058         385,607
    Highest contract charges           11,935      5.834486          69,637
    Remaining contract charges      3,234,039            --      41,795,947
 2002  Lowest contract charges        137,741      0.734475         101,167
    Highest contract charges           10,803      4.719743          50,988
    Remaining contract charges      3,437,089            --      38,914,596
MONEY MARKET
 2006  Lowest contract charges        891,930      1.035260         923,394
    Highest contract charges           46,293     10.017061         463,720
    Remaining contract charges      9,998,240            --     111,913,167
 2005  Lowest contract charges        621,325      1.002738         623,026
    Highest contract charges           33,656      9.853007         331,613
    Remaining contract charges      6,945,986            --      80,170,557
 2004  Lowest contract charges        633,558      0.988854         626,496
    Highest contract charges           15,700      9.867901         154,929
    Remaining contract charges      7,763,998            --      90,791,693
 2003  Lowest contract charges        480,685      0.993199         477,416
    Highest contract charges           74,541     10.066503         750,367
    Remaining contract charges      9,751,999            --     115,905,950
 2002  Lowest contract charges        144,622      0.999777         144,589
    Highest contract charges           75,284     10.266963         772,934
    Remaining contract charges     14,734,598            --     176,223,152
UTILITIES
 2006  Lowest contract charges      1,216,657      1.602471       1,949,656
    Highest contract charges           14,837      9.826005         145,786
    Remaining contract charges      3,095,541            --      61,810,435
 2005  Lowest contract charges      1,235,797      1.347218       1,664,888
    Highest contract charges           15,604      8.392261         130,955
    Remaining contract charges      3,745,293            --      67,538,315
 2004  Lowest contract charges      1,160,935      1.173772       1,362,673
    Highest contract charges           16,771      7.424930         124,523
    Remaining contract charges      4,351,463            --      70,258,536
 2003  Lowest contract charges        752,912      0.955583         719,470
    Highest contract charges            8,195      6.138064          50,301
    Remaining contract charges      5,067,721            --      69,671,835
 2002  Lowest contract charges        354,156      0.803557         284,584
    Highest contract charges           12,295      5.228893          64,287
    Remaining contract charges      5,731,538            --      70,520,066

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
GROWTH
 2006  Lowest contract charges        1.30%               --               2.60%
    Highest contract charges          2.60%               --               1.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.35%             14.06%
    Highest contract charges          2.59%             0.27%             12.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.22%              6.25%
    Highest contract charges          2.54%             0.02%              4.63%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.09%             25.27%
    Highest contract charges          1.62%               --              16.44%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%               --             (26.55)%
    Highest contract charges          0.91%               --              (5.52)%
    Remaining contract charges          --                --                 --
MONEY MARKET
 2006  Lowest contract charges        1.30%             4.44%              3.24%
    Highest contract charges          2.59%             4.42%              1.67%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.72%              1.40%
    Highest contract charges          2.59%             2.54%             (0.15)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.91%             (0.44)%
    Highest contract charges          2.59%             0.94%             (1.97)%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.61%             (0.66)%
    Highest contract charges          1.36%             0.15%             (1.42)%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%             0.89%             (0.02)%
    Highest contract charges          0.89%             0.33%             (0.53)%
    Remaining contract charges          --                --                 --
UTILITIES
 2006  Lowest contract charges        1.30%             2.11%             18.95%
    Highest contract charges          2.60%             1.84%             17.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.15%             14.78%
    Highest contract charges          2.59%             1.87%             13.03%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             2.34%             22.83%
    Highest contract charges          2.58%             2.31%             20.97%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             2.75%             18.92%
    Highest contract charges          1.63%             2.12%             14.23%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.96%             4.20%            (19.64)%
    Highest contract charges          0.90%             2.28%             (0.12)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
EQUALLY WEIGHTED S&P 500
 2006  Lowest contract charges      2,757,833     $1.501713      $4,141,475
    Highest contract charges          132,180     15.474905       2,045,475
    Remaining contract charges      8,679,884            --     184,885,143
 2005  Lowest contract charges      3,013,813      1.315013       3,963,204
    Highest contract charges          156,214     13.770088       2,151,077
    Remaining contract charges      9,439,482            --     187,033,465
 2004  Lowest contract charges      2,942,136      1.235637       3,635,413
    Highest contract charges           95,261     13.138524       1,251,585
    Remaining contract charges      9,036,144            --     184,356,586
 2003  Lowest contract charges      1,854,100      1.073160       1,989,746
    Highest contract charges           19,319     11.591249         223,928
    Remaining contract charges      7,958,810            --     157,451,849
 2002  Lowest contract charges        791,613      0.792734         627,539
    Highest contract charges           79,930      8.671603         693,117
    Remaining contract charges      7,040,137            --     116,551,334
SMALL COMPANY GROWTH
 2006  Lowest contract charges        132,946     13.772179       1,830,946
    Highest contract charges           46,174     13.361686         616,966
    Remaining contract charges      1,159,866            --      15,715,755
 2005  Lowest contract charges         61,604     12.500760         770,096
    Highest contract charges           38,133     12.262332         467,602
    Remaining contract charges        819,043            --      10,130,785
 2004  Lowest contract charges          5,503     11.241435          61,863
    Highest contract charges           20,510     11.148935         228,666
    Remaining contract charges        230,988            --       2,584,365
GLOBAL FRANCHISE
 2006  Lowest contract charges        110,234     17.945559       1,978,215
    Highest contract charges           82,546     17.253444       1,424,197
    Remaining contract charges      1,901,413            --      33,426,027
 2005  Lowest contract charges         78,056     14.991994       1,170,214
    Highest contract charges           74,780     14.573126       1,089,780
    Remaining contract charges      1,703,288            --      25,142,153
 2004  Lowest contract charges         38,080     13.590845         517,536
    Highest contract charges           24,431     13.357186         326,324
    Remaining contract charges        828,589            --      11,157,148
 2003  Lowest contract charges         11,776     12.234140         144,069
    Highest contract charges           15,608     12.156794         189,739
    Remaining contract charges        269,786            --       3,290,389
OPPENHEIMER MIDCAP FUND
 2006  Lowest contract charges          1,729     11.343436          19,602
    Highest contract charges            1,858     10.994400          20,425
    Remaining contract charges        311,478            --       3,474,115
 2005  Lowest contract charges            724     11.128286           8,061
    Highest contract charges            1,858     10.970872          20,382
    Remaining contract charges        103,319            --       1,140,671

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
EQUALLY WEIGHTED S&P 500
 2006  Lowest contract charges        1.30%             1.30%             14.20%
    Highest contract charges          2.60%             1.01%             12.38%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.94%              6.42%
    Highest contract charges          2.59%             0.77%              4.81%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.82%             15.14%
    Highest contract charges          2.57%             0.65%             13.35%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             1.08%             35.38%
    Highest contract charges          1.61%             0.30%             29.71%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.97%             0.87%            (20.73)%
    Highest contract charges          0.90%               --              (3.49)%
    Remaining contract charges     -                      --                 --
SMALL COMPANY GROWTH
 2006  Lowest contract charges        1.50%               --              10.17%
    Highest contract charges          2.60%               --               8.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.47%               --              11.20%
    Highest contract charges          2.58%               --               9.99%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.08%               --              12.41%
    Highest contract charges          1.92%               --              11.49%
    Remaining contract charges          --                --                 --
GLOBAL FRANCHISE
 2006  Lowest contract charges        1.50%             1.34%             19.70%
    Highest contract charges          2.60%             1.36%             18.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%               --              10.31%
    Highest contract charges          2.58%               --               9.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%             0.22%             11.09%
    Highest contract charges          2.56%             0.26%              9.88%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.98%               --              22.34%
    Highest contract charges          1.62%               --              21.57%
    Remaining contract charges          --                --                 --
OPPENHEIMER MIDCAP FUND
 2006  Lowest contract charges        0.75%               --               1.93%
    Highest contract charges          2.47%               --               0.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              17.17%
    Highest contract charges          2.39%               --              15.86%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges         61,339    $11.334601        $695,273
    Highest contract charges            2,879     10.985837          31,623
    Remaining contract charges      5,525,571            --      61,589,138
 2005  Lowest contract charges         31,233     10.605266         331,235
    Highest contract charges            2,595     10.455204          27,132
    Remaining contract charges      2,108,342            --      22,178,068
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2006  Lowest contract charges        723,831     13.427502       9,719,222
    Highest contract charges          206,802     13.026465       2,693,904
    Remaining contract charges     13,770,335            --     182,005,470
 2005  Lowest contract charges         92,592     11.527071       1,067,313
    Highest contract charges           96,913     11.368801       1,101,787
    Remaining contract charges      2,746,868            --      31,411,985
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges         33,525     11.941867         400,364
    Highest contract charges            8,311     11.574490          96,192
    Remaining contract charges        998,724            --      11,723,654
 2005  Lowest contract charges         32,157     10.484476         337,148
    Highest contract charges            8,050     10.336121          83,210
    Remaining contract charges        359,481            --       3,737,933
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2006  Lowest contract charges         68,091     12.485517         850,137
    Highest contract charges            6,248     12.101367          75,613
    Remaining contract charges     10,082,985            --     123,766,649
 2005  Lowest contract charges         12,441     10.971347         136,496
    Highest contract charges            5,832     10.816124          63,083
    Remaining contract charges      2,777,040            --      30,219,289
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges        103,180     18.253223       1,883,376
    Highest contract charges            3,408     13.695602          46,676
    Remaining contract charges      1,699,537            --      28,308,569
 2005  Lowest contract charges         14,738     17.301813         254,999
    Highest contract charges            1,099     13.204279          14,506
    Remaining contract charges        572,567            --       8,941,378
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges         29,464     37.652345       1,109,417
    Highest contract charges           54,797     11.181051         612,685
    Remaining contract charges        428,260            --       9,287,712
 2005  Lowest contract charges         12,977     33.613874         436,206
    Highest contract charges           31,781     10.147839         322,506
    Remaining contract charges         95,742            --       2,477,510

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges        0.75%             0.15%              6.88%
    Highest contract charges          2.45%             0.19%              5.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.22%
    Highest contract charges          2.39%               --               7.99%
    Remaining contract charges          --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2006  Lowest contract charges        0.75%             0.35%             16.49%
    Highest contract charges          2.40%             0.69%             14.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.81%
    Highest contract charges          2.33%               --              18.50%
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges        0.75%             1.09%             13.90%
    Highest contract charges          2.45%             0.97%             11.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.14%
    Highest contract charges          2.39%               --               7.91%
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2006  Lowest contract charges        0.75%             0.01%             13.80%
    Highest contract charges          2.46%             0.02%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --              17.80%
    Highest contract charges          2.39%               --              16.48%
    Remaining contract charges          --                --                 --
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges        0.75%             3.29%              5.50%
    Highest contract charges          2.45%             5.97%              3.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               2.19%
    Highest contract charges          2.40%               --               1.04%
    Remaining contract charges          --                --                 --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges        0.75%             2.41%             12.01%
    Highest contract charges          2.39%             2.71%             10.18%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               7.04%
    Highest contract charges          2.35%               --               5.87%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges         14,976    $59.718647        $894,403
    Highest contract charges           22,193     12.148945         269,616
    Remaining contract charges        240,346            --       6,943,688
 2005  Lowest contract charges          6,142     51.909104         318,801
    Highest contract charges           14,186     10.735847         152,301
    Remaining contract charges         71,064            --       2,048,597
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges         63,066     24.793041       1,563,620
    Highest contract charges          282,850     12.560151       3,552,633
    Remaining contract charges      6,914,868            --     122,230,683
 2005  Lowest contract charges         18,888     19.558296         369,410
    Highest contract charges          139,793     10.073002       1,408,139
    Remaining contract charges      2,821,734            --      37,304,941
PUTNAM INVESTORS
 2006  Lowest contract charges         66,801     11.233877         750,433
    Highest contract charges           16,852      7.889516         132,952
    Remaining contract charges        718,428            --       6,978,839
 2005  Lowest contract charges         17,011      9.934290         168,989
    Highest contract charges           14,449      7.092883         102,482
    Remaining contract charges        101,205            --         873,168
PUTNAM NEW VALUE
 2006  Lowest contract charges        148,729     22.290074       3,315,170
    Highest contract charges            3,839     15.897471          61,038
    Remaining contract charges        677,775            --      14,136,364
 2005  Lowest contract charges         56,706     19.357998       1,097,720
    Highest contract charges            3,839     14.042955          53,917
    Remaining contract charges        301,080            --       5,440,789
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges         82,053     27.061733       2,220,481
    Highest contract charges            1,047     22.593352          23,660
    Remaining contract charges      4,143,332            --     105,687,390
 2005  Lowest contract charges         38,348     23.245262         891,403
    Highest contract charges              306     19.739785           6,045
    Remaining contract charges      1,405,303            --      30,930,487
PUTNAM THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges        170,613     13.805165       2,355,313
    Highest contract charges           73,393     12.487367         916,485
    Remaining contract charges      1,101,888            --      14,819,473
 2005  Lowest contract charges         68,544     12.427584         851,831
    Highest contract charges            9,810     11.428257         112,112
    Remaining contract charges        270,851            --       3,320,197

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges        0.75%             1.31%             15.05%
    Highest contract charges          2.40%             1.35%             13.16%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               8.12%
    Highest contract charges          2.36%               --               6.94%
    Remaining contract charges          --                --                 --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges        0.75%             0.46%             26.77%
    Highest contract charges          2.40%             0.52%             24.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              14.66%
    Highest contract charges          2.35%               --              13.41%
    Remaining contract charges          --                --                 --
PUTNAM INVESTORS
 2006  Lowest contract charges        0.75%             0.26%             13.08%
    Highest contract charges          2.40%             0.40%             11.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --              13.42%
    Highest contract charges          2.36%               --              12.18%
    Remaining contract charges          --                --                 --
PUTNAM NEW VALUE
 2006  Lowest contract charges        0.75%             0.82%             15.15%
    Highest contract charges          2.45%             1.05%             13.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.05%
    Highest contract charges          2.42%               --               7.82%
    Remaining contract charges          --                --                 --
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges        0.75%             0.27%             16.42%
    Highest contract charges          2.45%             0.21%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              14.65%
    Highest contract charges          2.43%               --              13.36%
    Remaining contract charges          --                --                 --
PUTNAM THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges        0.75%             1.93%             11.09%
    Highest contract charges          2.39%             0.39%              9.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               4.85%
    Highest contract charges          2.36%               --               3.70%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VISTA
 2006  Lowest contract charges         14,668    $16.505957        $242,112
    Highest contract charges           11,934      6.439048          76,844
    Remaining contract charges        180,358            --       1,987,505
 2005  Lowest contract charges          5,118     15.770447          80,710
    Highest contract charges           13,117      6.254512          82,042
    Remaining contract charges         64,007            --         701,094
PUTNAM VOYAGER
 2006  Lowest contract charges            574     55.681359          32,063
    Highest contract charges              779      6.584955           5,128
    Remaining contract charges        190,493            --       2,513,079
 2005  Lowest contract charges            258     53.208384          13,747
    Highest contract charges           16,928      6.406829         108,456
    Remaining contract charges         57,583            --       1,018,206
ENTERPRISE
 2006  Lowest contract charges        231,435      1.048697         242,707
    Highest contract charges           13,394      5.776113          77,368
    Remaining contract charges      1,761,252            --      12,859,785
 2005  Lowest contract charges        304,766      0.992186         302,385
    Highest contract charges           16,314      5.552645          90,589
    Remaining contract charges      2,138,036            --      15,139,548
 2004  Lowest contract charges        221,405      0.929417         205,777
    Highest contract charges           10,454      5.282739          55,225
    Remaining contract charges      2,472,991            --      16,710,009
 2003  Lowest contract charges        163,502      0.904917         147,956
    Highest contract charges            2,894      5.223695          15,117
    Remaining contract charges      2,904,258            --      19,319,847
 2002  Lowest contract charges         19,241      0.728287          14,013
    Highest contract charges           10,202      4.255714          43,417
    Remaining contract charges      2,939,779            --      16,178,105
GROWTH AND INCOME
 2006  Lowest contract charges        709,821     16.884100      11,984,674
    Highest contract charges          240,737     16.260056       3,914,398
    Remaining contract charges     12,984,579            --     196,567,309
 2005  Lowest contract charges        225,075     14.668103       3,301,424
    Highest contract charges          216,156     14.389633       3,110,407
    Remaining contract charges     11,667,711            --     153,092,960
 2004  Lowest contract charges        856,405      1.156077         990,071
    Highest contract charges          148,989     13.460455       2,005,455
    Remaining contract charges      8,473,137            --     114,156,936
 2003  Lowest contract charges        433,350      1.023978         443,741
    Highest contract charges           68,068     12.105660         824,002
    Remaining contract charges      5,653,768            --      67,797,744
 2002  Lowest contract charges         73,132      0.810255          59,255
    Highest contract charges           33,519      9.708418         325,414
    Remaining contract charges      2,249,826            --      21,168,976

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VISTA
 2006  Lowest contract charges        0.75%               --               4.66%
    Highest contract charges          2.40%               --               2.95%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.71%               --              17.35%
    Highest contract charges          2.36%               --              16.07%
    Remaining contract charges          --                --                 --
PUTNAM VOYAGER
 2006  Lowest contract charges        0.75%             0.10%              4.65%
    Highest contract charges          2.46%             0.14%              2.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.64%               --              13.36%
    Highest contract charges          2.36%               --              12.12%
    Remaining contract charges          --                --                 --
ENTERPRISE
 2006  Lowest contract charges        1.30%             0.48%              5.70%
    Highest contract charges          2.61%             0.17%              4.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.65%              6.75%
    Highest contract charges          2.58%             0.43%              5.11%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.33%              2.71%
    Highest contract charges          2.55%               --               1.13%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.25%             24.25%
    Highest contract charges          1.63%               --              18.08%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.93%               --             (27.17)%
    Highest contract charges          0.91%               --              (7.54)%
    Remaining contract charges          --                --                 --
GROWTH AND INCOME
 2006  Lowest contract charges        0.75%             0.67%             15.11%
    Highest contract charges          2.60%             0.93%             13.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.99%
    Highest contract charges          2.59%             0.75%              6.90%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.73%             12.90%
    Highest contract charges          2.56%             0.10%             11.19%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.29%             0.32%             26.38%
    Highest contract charges          1.62%               --              23.45%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges        0.94%               --             (18.98)%
    Highest contract charges          0.89%               --              (3.43)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
COMSTOCK
 2006  Lowest contract charges        741,739    $16.953685     $12,575,188
    Highest contract charges          417,001     16.327017       6,808,385
    Remaining contract charges     14,102,535            --     236,130,834
 2005  Lowest contract charges        297,759     14.719590       4,382,887
    Highest contract charges          396,170     14.440094       5,720,729
    Remaining contract charges      9,719,112            --     142,570,772
 2004  Lowest contract charges        150,900     14.484780       2,185,754
    Highest contract charges          264,888     14.235396       3,770,787
    Remaining contract charges      4,596,310            --      65,939,052
 2003  Lowest contract charges         58,020     12.521462         726,498
    Highest contract charges          102,532     12.441971       1,275,699
    Remaining contract charges      1,382,564            --      17,253,703
STRATEGIC GROWTH
 2006  Lowest contract charges         21,397     13.353671         285,746
    Highest contract charges           24,631     12.838045         316,216
    Remaining contract charges        289,264            --       3,785,673
 2005  Lowest contract charges         22,539     13.208819         297,714
    Highest contract charges           22,937     12.839302         294,496
    Remaining contract charges        306,976            --       3,994,714
 2004  Lowest contract charges         19,797     12.456970         246,614
    Highest contract charges           16,920     12.242380         207,146
    Remaining contract charges        316,839            --       3,910,140
 2003  Lowest contract charges          9,129     11.842633         108,109
    Highest contract charges           12,343     11.767380         145,245
    Remaining contract charges        132,713            --       1,566,312
AGGRESSIVE GROWTH PORTFOLIO
 2006  Lowest contract charges         19,592     12.190083         238,816
    Highest contract charges            1,615     11.826680          19,101
    Remaining contract charges         93,854            --       1,124,392
 2005  Lowest contract charges          7,927     11.793783          93,494
    Highest contract charges            1,671     11.568800          19,333
    Remaining contract charges         81,059            --         945,214
 2004  Lowest contract charges          1,412     10.774757          15,210
    Highest contract charges            1,316     10.686077          14,061
    Remaining contract charges         46,093            --         494,078
GOVERNMENT PORTFOLIO
 2006  Lowest contract charges        169,275     10.410536       1,762,237
    Highest contract charges          145,069     10.105234       1,465,956
    Remaining contract charges      2,445,602            --      25,062,661
 2005  Lowest contract charges         75,744     10.249360         776,323
    Highest contract charges          113,765     10.058815       1,144,345
    Remaining contract charges      1,638,280            --      16,619,411
 2004  Lowest contract charges          4,685     10.074295          47,197
    Highest contract charges           29,645      9.996370         296,342
    Remaining contract charges        455,462            --       4,568,181

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
COMSTOCK
 2006  Lowest contract charges        0.75%             0.95%             15.18%
    Highest contract charges          2.60%             1.25%             13.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               5.94%
    Highest contract charges          2.59%             0.82%              1.44%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%             0.62%             15.68%
    Highest contract charges          2.57%             0.08%             14.42%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.99%               --              25.22%
    Highest contract charges          1.61%               --              24.42%
    Remaining contract charges          --                --                 --
STRATEGIC GROWTH
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.60%               --              (0.01)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.01%              6.04%
    Highest contract charges          2.59%             0.01%              4.88%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.50%               --               5.19%
    Highest contract charges          2.56%               --               4.04%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.00%               --              18.43%
    Highest contract charges          1.60%               --              17.67%
    Remaining contract charges          --                --                 --
AGGRESSIVE GROWTH PORTFOLIO
 2006  Lowest contract charges        1.49%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%               --               9.46%
    Highest contract charges          2.59%               --               8.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.10%               --               7.75%
    Highest contract charges          1.93%               --               6.86%
    Remaining contract charges          --                --                 --
GOVERNMENT PORTFOLIO
 2006  Lowest contract charges        1.50%             3.03%              1.57%
    Highest contract charges          2.60%             4.02%              0.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%             1.56%              1.74%
    Highest contract charges          2.58%             2.77%              0.63%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.33%               --               0.37%
    Highest contract charges          1.91%               --              (0.04)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges         60,735     $1.332802         $80,950
    Highest contract charges          133,644      1.276570         170,606
    Remaining contract charges        275,761            --         352,240
 2005  Lowest contract charges          1,795      1.181729           2,121
    Highest contract charges          136,540      1.166029         159,209
    Remaining contract charges        249,383            --         289,589
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2006  Lowest contract charges         74,881      1.197937          89,704
    Highest contract charges           90,943      1.147383         104,346
    Remaining contract charges        622,452            --         723,603
 2005  Lowest contract charges         20,072      1.146847          23,020
    Highest contract charges           86,552      1.131657          97,947
    Remaining contract charges        130,607            --         147,812
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2006  Lowest contract charges          5,396      1.418348           7,652
    Highest contract charges          184,230      1.358510         250,278
    Remaining contract charges        115,416            --         159,577
 2005  Lowest contract charges         73,912      1.189540          87,921
    Highest contract charges          188,838      1.173756         221,649
    Remaining contract charges          2,351            --           2,748
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2006  Lowest contract charges        135,445      1.335887         180,940
    Highest contract charges          214,731      1.278026         274,432
    Remaining contract charges        383,564            --         499,348
 2005  Lowest contract charges         71,165      1.106577          78,750
    Highest contract charges          183,800      1.068756         196,437
    Remaining contract charges        117,686            --         127,356
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2006  Lowest contract charges          5,244      1.130449           5,929
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges          5,244      0.988859           5,186
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges        1.12%             3.07%             10.86%
    Highest contract charges          2.40%             2.29%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%            13.83%              6.16%
    Highest contract charges          2.36%             2.92%              5.59%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2006  Lowest contract charges        0.86%             4.34%              2.67%
    Highest contract charges          2.40%             4.38%              1.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.55%             3.75%              0.15%
    Highest contract charges          2.36%             3.78%             (0.38)%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2006  Lowest contract charges        1.13%             2.40%             17.20%
    Highest contract charges          2.40%             1.56%             15.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.56%             1.98%              5.13%
    Highest contract charges          2.36%             1.96%              4.57%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2006  Lowest contract charges        1.15%             1.55%             20.72%
    Highest contract charges          2.10%             1.51%             19.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%             1.50%              3.39%
    Highest contract charges          2.05%             1.11%              2.73%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2006  Lowest contract charges        1.16%             0.74%             14.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%             2.08%              3.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2006  Lowest contract charges         19,540     $1.433665         $28,014
    Highest contract charges          103,796      1.401778         145,499
    Remaining contract charges          5,608            --           8,019
 2005  Lowest contract charges         19,540      1.205870          23,563
    Highest contract charges          105,520      1.184955         125,036
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2006  Lowest contract charges        386,459      1.079893         417,333
    Highest contract charges          102,633      1.034299         106,154
    Remaining contract charges      3,275,646            --       3,429,010
 2005  Lowest contract charges         75,938      1.067331          81,051
    Highest contract charges           38,466      1.035131          39,817
    Remaining contract charges      1,170,488            --       1,217,811
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2006  Lowest contract charges         48,305      1.036346          50,061
    Highest contract charges          127,537      0.991445         126,446
    Remaining contract charges      1,657,048            --       1,666,919
 2005  Lowest contract charges         19,573      0.986587          19,311
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2006  Lowest contract charges        167,784      1.420762         238,381
    Highest contract charges           40,178      1.360791          54,673
    Remaining contract charges      1,529,574            --       2,106,846
 2005  Lowest contract charges         35,887      1.170801          42,017
    Highest contract charges           17,658      1.135488          20,051
    Remaining contract charges        531,986            --         606,795
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2006  Lowest contract charges          4,530     12.771333          57,857
    Highest contract charges            1,077     12.580387          13,551
    Remaining contract charges          7,172            --          90,854
 2005  Lowest contract charges            150     11.219398           1,684
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2006  Lowest contract charges        1.60%             1.71%             18.89%
    Highest contract charges          2.10%             1.68%             18.30%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%             7.68%             11.21%
    Highest contract charges          2.00%             9.98%             10.84%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2006  Lowest contract charges        1.15%               --               1.18%
    Highest contract charges          2.39%               --              (0.08)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.16%             16.43%
    Highest contract charges          2.35%             0.26%             15.47%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2006  Lowest contract charges        1.27%             6.15%              3.24%
    Highest contract charges          2.11%             4.73%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.57%             3.14%              0.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2006  Lowest contract charges        1.15%               --              21.35%
    Highest contract charges          2.39%               --              19.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --              19.95%
    Highest contract charges          2.35%               --              18.96%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2006  Lowest contract charges        1.15%               --              13.33%
    Highest contract charges          2.10%               --              12.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.85%               --               6.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE#   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2006  Lowest contract charges          4,855    $13.859145         $67,308
    Highest contract charges              206     13.587309           2,798
    Remaining contract charges          9,835            --         134,714
 2005  Lowest contract charges          4,440     12.114618          53,795
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2006  Lowest contract charges          5,142     12.054296          61,982
    Highest contract charges              573     11.911783           6,827
    Remaining contract charges          3,816            --          45,654
 2005  Lowest contract charges          2,207     10.837413          23,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2006  Lowest contract charges        1.15%               --              14.40%
    Highest contract charges          2.37%               --              12.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%               --              11.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2006  Lowest contract charges        1.15%               --              10.94%
    Highest contract charges          1.90%               --              10.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%               --               4.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will charge an expense ranging from .95% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense ranging from 0.05% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These charges range from 0.15% to 0.85%.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    These charges are a reduction in unit values.

    The Company will also make deductions for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially makes deductions of 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    These charges are redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700